USAA AGGRESSIVE GROWTH FUND

                                   Prospectus
                                December 1, 1997

The Fund is a no-load mutual fund offered by USAA Investment Management Company. USAA will seek capital appreciation by investing primarily in common stocks of companies that have the prospect of rapidly growing earnings.

SHARES OF THIS FUND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, THE USAA FEDERAL SAVINGS BANK, ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY, ARE SUBJECT TO INVESTMENT RISKS, AND MAY LOSE VALUE.

AS WITH OTHER MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION (SEC) NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS
          Who Manages the Fund?...............................   2
          What is the Investment Objective?...................   2
          Is This Fund for You?...............................   2
          How Do You Buy?.....................................   2
          Fees and Expenses...................................   3
          Financial Highlights................................   3
          Performance Information.............................   4
          Will the Value of Your Investment Fluctuate?........   4
          A Word About Risk...................................   5
          Fund Investments....................................   6

          Fund Management.....................................   8

          Using Mutual Funds in an Investment Program.........   9
          How to Invest.......................................  10
          Important Information About
          Purchases and Redemptions...........................  12
          Exchanges...........................................  13

          Shareholder Information.............................  14
          Description of Shares...............................  16
          Appendix A..........................................  17
          USAA Family of No-Load Mutual Funds.................  18

THIS PROSPECTUS CONTAINS INFORMATION YOU SHOULD KNOW BEFORE YOU INVEST IN THE FUND. PLEASE READ IT AND KEEP IT FOR FUTURE REFERENCE.

WHO MANAGES THE FUND?

USAA Investment Management Company manages the Fund. For easier reading, USAA Investment Management Company will be referred to as "we" throughout the Prospectus.

WHAT IS THE INVESTMENT OBJECTIVE?

The Fund's investment objective is capital appreciation. See FUND INVESTMENTS on page 6 for more information.

IS THIS FUND FOR YOU?

THIS FUND MIGHT BE APPROPRIATE AS PART OF YOUR INVESTMENT PORTFOLIO IF . . .

   o  You are willing to accept very high risk.
   o  You are looking for a long-term  investment.
   o  You are willing to give up current income for long-term growth.

THIS FUND MAY NOT BE APPROPRIATE AS PART OF YOUR INVESTMENT PORTFOLIO IF . . .

   o  You are unwilling to take greater risk for long-term goals.
   o You are unable or reluctant to invest for a period of seven years or more.
   o  You need an investment that provides steady income.
   o  You need an investment that provides tax-free income.

If you feel this Fund is not the one for you, refer to page 18 for a complete list of the USAA Family of No-Load Mutual Funds.

HOW DO YOU BUY?

You may make your initial investment directly by mail, in person or, in certain instances, by telephone. Generally, the minimum initial investment is $3,000 [$500 for Uniform Gifts/Transfers to Minors Act (UGMA/UTMA) accounts and $250 for IRAs] and can be made by check or by wire. If you participate in one of our automatic investment plans, your minimum initial investment may be less. There is more information about how to purchase Fund shares on page 10.

FEES AND EXPENSES

This summary shows what it will cost you directly or indirectly to invest in the Fund.

Shareholder Transaction Expenses -- Fees You Pay Directly

There are no fees charged to your account when you buy, sell, or hold Fund shares. However, if you sell shares and request your money by wire transfer, you will pay a $10 fee. (Your bank may also charge a fee for receiving wires.)

Annual Fund Operating Expenses -- Fees You Pay Indirectly

Fund expenses come out of the Fund's assets and are reflected in the Fund's share price and dividends. "Other Expenses" include expenses such as custodian and transfer agent fees. The figures below show actual expenditures during the past fiscal year ended July 31, 1997, and are calculated as a percentage of average net assets.

              Management Fees                     .39%        12b-1 FEES -
              12b-1 Fees                          None        SOME MUTUAL FUNDS
              Other Expenses                      .35%        CHARGE THESE FEES
                                                  ----        TO PAY FOR THE
              Total Fund Operating Expenses       .74%        COSTS OF SELLING
                                                  ====        FUND SHARES.

Example of Effect of Fund Operating Expenses

You would pay the following expenses on a $1,000 investment in the Fund, assuming (1) 5% annual return and (2) redemption at the end of the periods shown.

               1 year................................  $  8
               3 years...............................    24
               5 years...............................    41
              10 years...............................    92

THIS EXAMPLE IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

FINANCIAL HIGHLIGHTS

Please read the Fund's Annual Report furnished with this Prospectus. The Annual Report includes the Fund's financial statements and financial highlights audited by KPMG Peat Marwick LLP, which are legally a part of this Prospectus. The Annual Report includes messages from the President and the Fund's portfolio managers, a listing of the Fund's investments, and additional performance information that you may wish to review.

PERFORMANCE INFORMATION

Please consider performance information in light of the Fund's investment objective and policies and market conditions during the reported time periods. Remember,historical performance might not be repeated in the future. The value of your shares may go up or down. For the most current price and return information for this Fund, you may call TouchLINE(R) at 1-800-531-8777. Press 1 for the Mutual Fund Menu, press 1 again for prices and returns. Then, press 38 followed by the pound sign when asked for a Fund Code.

                              [TELEPHONE GRAPHIC]
                                 TouchLINE (R)
                                1-800-531-8777
                                     press
                                       1
                                     then
                                       1
                                     then
                                     3 8 #

                               Newspaper Symbol
                                     AgvGt

You also can find the most current price of your shares in the business section of your newspaper in the mutual fund section under the heading "USAA Group" and the symbol "AgvGt."

You may see the Fund's total return quoted in advertisements and reports. All mutual funds must use the same formula to calculate total return. Total return measures the price change in a share assuming the reinvestment of all dividend income and capital gain distributions. You may also see a comparison of the Fund's performance to that of other mutual funds with similar investment objectives and to stock or relevant indexes.

For the following periods ended September 30, 1997, the Fund's average annual total returns have been:

               1 Year..................................  12.97%
               5 Years.................................  22.01%
              10 Years.................................  12.58%


Figures on page 5 are different because they are for periods which ended December 31, 1996.

WILL THE VALUE OF YOUR INVESTMENT FLUCTUATE?

Yes, it will. The value of your investment could increase or decrease. While the portfolio will be broadly diversified, the Fund is expected to be significantly more volatile than the average equity mutual fund. Investing in smaller less well-known companies, especially those that have a narrow product line or are traded infrequently, often involves greater risk than investing in established companies with proven track records. The bar chart and table shown on the next page illustrate the Fund's volatility and performance from year to year over the past ten years and shows how the Fund's average annual returns for the one-, five-, and ten-year periods compare to those of a broad-based securities market index. Again, remember historical performance might not be repeated in the future.

[BAR CHART]
Total Return -.90  14.25  16.59  -11.92  71.69  -8.51  8.14  -.81  50.42  16.47
             ----  -----  -----  ------  -----  -----  ----  ----  -----  -----
Calendar Yr. 1987   1988   1989    1990   1991   1992  1993  1994   1995   1996

TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL DIVIDEND INCOME AND CAPITAL GAIN DISTRIBUTIONS.

     ==========================================================================
     Average Annual Total Returns                 Past         Past      Past
     (for the periods ending December 31, 1996)  1 Year      5 Years   10 Years
     --------------------------------------------------------------------------
     Aggressive Growth Fund                      16.47%      11.45%    13.12%
     --------------------------------------------------------------------------
     Russell 2000 Index                          16.50%      15.64%    12.42%
     ==========================================================================

The Russell 2000 Index is an index which consists of the 2,000 smallest companies in the Russell 3000(R) Index, a widely recognized small cap index.

A WORD ABOUT RISK

Portions of this Prospectus describe the risks you will face as an investor in the Fund. Keep in mind that generally investments with a higher potential reward also have a higher risk of losing money. The reverse is also generally true: the lower the risk, the lower the potential reward. However, as you consider an investment in the Fund, you should also take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in this investment for long periods of time to ride out down periods.

[CAUTION LIGHT GRAPHIC]
Look for this symbol throughout the Prospectus. We use it to mark detailed information about the main risks that you will face as a Fund shareholder.

FUND INVESTMENTS

Investment Policies and Risks

   Q    What is the Fund's investment policy?

   A We will invest the Fund's assets primarily in equity securities of companies that have the prospect of rapidly growing earnings. These investments will tend to be made in smaller, less recognized companies, but may include larger, more widely recognized companies as well. We use the term "equity securities" to include common stocks, preferred stocks, securities convertible into common stocks, and securities which carry the right to buy common stocks. We may also invest up to 10% of the Fund's assets in shares of real estate investment trusts (REITs).

        As a temporary defensive measure, we may invest up to 100% of the Fund's assets in high-quality, short-term debt instruments.

        We will not generally trade the Fund's securities for short-term profits; however, if circumstances warrant, we may purchase and sell Fund securities without regard to the length of time held. The Fund's portfolio turnover rate will vary from year to year depending on market conditions, and it may exceed 100%. Because a high turnover rate increases transaction costs and may increase taxable capital gains, we will carefully weigh the anticipated benefits of trading.

[CAUTION LIGHT GRAPHIC]
MARKET RISK. Because this Fund invests in equity securities, it is subject to market risk. Stock prices in general may decline over short or even extended periods, regardless of the success or failure of an individual company's operations. The stock market tends to run in cycles, with periods when stock prices generally go up and periods when stock prices generally go down. Equity securities tend to go up and down more than bonds.

[CAUTION LIGHT GRAPHIC]
REITS. Investing in REITs may subject the Fund to many of the same risks associated with the direct ownership of real estate. REITs are dependent upon the capabilities of the REIT manager(s) and have limited diversification.

   Q   May the Fund's assets be invested in foreign securities?

   A Yes. While most of the Fund's assets will be invested in U.S. securities, we may also invest up to 30% of the Fund's total assets in foreign securities, including American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs). These foreign holdings may include securities issued in emerging markets as well as securities issued in established markets.

[CAUTION LIGHT GRAPHIC]
FOREIGN INVESTING. Investing in foreign securities poses unique risks: currency exchange rate fluctuations; foreign market illiquidity; increased price volatility; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; and difficulties in obtaining legal judgments. In the past, equity and debt instruments of foreign markets have been more volatile than equity and debt instruments of U.S. securities markets.

[CAUTION LIGHT GRAPHIC]
EMERGING MARKETS RISK. A country that is in the initial stages of its industrial cycle is considered to be an emerging markets country. Investments in developing countries involve exposure to economic structures that are generally less diverse and mature than in the United States and to political systems which may be less stable. In the past, markets of developing countries have been more volatile than the markets of developed countries.

[CAUTION LIGHT GRAPHIC]
POLITICAL RISK. Political risk includes a greater potential for coup d'etats, revolts, and expropriation by governmental organizations. For example, we may invest the Fund's assets in Eastern Europe and former states of the Soviet Union (also known as the Commonwealth of Independent States or CIS). These countries were under communist systems which had nationalized private industry. There is no guarantee that nationalization may not occur again in this region or others in which we may invest the Fund's assets, in which case, we may lose all or part of the Fund's investment in that country's issuers.

For additional information about other securities in which we may invest the Fund's assets, see APPENDIX A on page 17.

Investment Restrictions

The following restrictions may only be changed with shareholder approval:

o    The Fund may not invest more than 25% of its total assets in one industry.

o The Fund may not invest more than 5% of its total assets in any one issuer or own more than 10% of the outstanding voting securities of any one issuer. This limitation does not apply to U.S. Government securities, and only applies to 75% of the Fund's total assets.

o The Fund may borrow only for temporary or emergency purposes in an amount not exceeding 33 1/3% of its total assets.

You will find a complete listing of the precise investment restrictions in the Fund's Statement of Additional Information.

FUND MANAGEMENT

The Board of Directors of USAA Mutual Fund, Inc. (Company), of which the Fund is a series, supervises the business affairs of the Company. The Company has retained us, USAA Investment Management Company, to serve as the manager and distributor for the Company.

We are an affiliate of United Services Automobile Association (USAA), a large, diversified financial services institution. As of the date of this Prospectus, we had approximately $36 billion in total assets under management. Our mailing address is 9800 Fredericksburg Road, San Antonio, TX 78288.

We are responsible for managing the Fund's portfolio (including placement of brokerage orders) and its business affairs, subject to the authority of and supervision by the Board of Directors. For our services, the Fund pays us an annual fee. This fee, which is accrued daily and paid monthly, is computed as a percentage of average net assets. The fee is computed at one-half of one percent (.50%) of the first $200 million of average net assets, two-fifths of one percent (.40%) for that portion of average net assets in excess of $200 million but not over $300 million, and one-third of one percent (.33%) for that portion of average net assets in excess of $300 million. The fees we received for the fiscal year ended July 31, 1997, were equal to .39% of average net assets.

We also provide services related to selling the Fund's shares and receive no compensation for those services.

Although our officers and employees, as well as those of the Company, may engage in personal securities transactions, they are restricted by the procedures in a Joint Code of Ethics adopted by the Company and us.

Portfolio Transactions

USAA Brokerage Services, our discount brokerage service, may execute purchases and sales of equity securities for the Fund's portfolio. The Board of Directors has adopted procedures to ensure that any commissions paid to USAA Brokerage Services are reasonable and fair.

Portfolio Managers

The following individuals are primarily responsible for managing the Fund. John
K. Cabell, Jr. and Eric M. Efron, Assistant Vice Presidents of Equity Investments since September 1996, have managed the Fund since March 1995.

Mr. Cabell has 19 years investment management experience and has worked for us for eight years. He served as Chief Economist for Retirement Systems of Alabama from March 1991 to March 1994. He earned the Chartered Financial Analyst (CFA) designation in 1982 and is a member of the Association for Investment Management and Research (AIMR) and the San Antonio Financial Analysts Society, Inc.(SAFAS). He holds an MA and a BS from the University of Alabama.

[PHOTOGRAPH OF PORTFOLIO MANAGER]
John K. Cabell, Jr.

[PHOTOGRAPH OF PORTFOLIO MANAGER]
Eric M. Efron

Mr. Efron has 22 years investment management experience and has worked for us for five years. He earned the CFA designation in 1983 and is also a member of AIMR and SAFAS. He holds an MBA from New York University, an MA from the University of Michigan, and a BA from Oberlin College, Ohio.

USING MUTUAL FUNDS IN
AN INVESTMENT PROGRAM

I. The Idea Behind Mutual Funds

Mutual funds provide small investors some of the advantages enjoyed by wealthy investors. A relatively small investment can buy part of a diversified portfolio. That portfolio is managed by investment professionals, relieving you of the need to make individual stock or bond selections. You also enjoy conveniences, such as daily pricing, liquidity, and in the case of the USAA Family of Funds, no sales charge. The portfolio, because of its size, has lower transaction costs on its trades than most individuals would have. As a result, you own an investment that in earlier times would have been available only to very wealthy people.

II. Using Funds in an Investment Program

In choosing a mutual fund as an investment vehicle, you are giving up some investment decisions, but must still make others. The decisions you don't have to make are those involved with choosing individual securities. We will perform that function. In addition, we will arrange for the safekeeping of securities, auditing the annual financial statements, and daily valuation of the Fund, as well as other functions.

You, however, retain at least part of the responsibility for an equally important decision. This decision involves determining a portfolio of mutual funds that balances your investment goals with your tolerance for risk. It is likely that this decision may include the use of more than one fund of the USAA Family of Funds.

For example, assume you wish to invest in a widely-diversified, common stock portfolio. You could combine an investment in the Aggressive Growth Fund with investments in other mutual funds that invest in stocks of large and small companies and high-dividend stocks. This is just one way you could combine funds that fit your own risk and reward goals.

III. USAA's Family of Funds

We offer you another alternative for asset allocation with our asset strategy funds listed on page 18. These unique mutual funds provide a professionally managed diversified investment portfolio within a mutual fund. They are designed for the individual who prefers to delegate the asset allocation process to an investment manager and are structured to achieve diversification across a number of investment categories.

Whether you prefer to create your own mix of mutual funds or use a USAA Asset Strategy Fund, the USAA Family of Funds provides a broad range of choices covering just about any investor's investment objectives. Our sales representatives stand ready to assist you with your choices and to help you craft a portfolio which meets your needs.

HOW TO INVEST

Purchase of Shares

OPENING AN ACCOUNT

You may open an account and make an investment as described below by mail, in person, bank wire, electronic funds transfer (EFT), or phone. A complete, signed application is required for each new account.

TAX ID NUMBER
Each shareholder named on the account must provide a social security number or tax identification number to avoid possible withholding requirements.

EFFECTIVE  DATE
When you make a purchase, your purchase price will be the net asset value (NAV) per share next determined after we receive your request in proper form as described below. The Fund's NAV is determined at the close of the regular trading session (generally 4:00 p.m. Eastern Time) of the New York Stock Exchange (NYSE) each day the NYSE is open. If we receive your request prior to that time, your purchase price will be the NAV per share determined for that day. If we receive your request after the NAV per share is calculated, the purchase will be effective on the next business day. If you plan to purchase Fund shares with a foreign check, we suggest you convert your foreign check to U.S. dollars prior to investment in the Fund to avoid a potential delay in the effective date of your purchase of up to four to six weeks. Furthermore, a bank charge may be assessed in the clearing process, which will be deducted from the amount of the purchase.

MINIMUM INVESTMENTS

INITIAL PURCHASE
[MONEY GRAPHIC]      o $3,000  [$500  Uniform  Gifts/Transfers  to  Minors  Act
                       (UGMA/UTMA) accounts and $250 for IRAs] or no initial investment if you elect to have monthly electronic investments of at least $50 each. We may periodically offer programs that reduce the minimum amounts for monthly electronic investments. Employees of USAA and its affiliated companies may open an account through payroll deduction for as little as $25 per pay period with no initial investment.

ADDITIONAL PURCHASES o $50

HOW TO PURCHASE

MAIL                 o To open an account, send your application and check to:
[ENVELOPE GRAPHIC]            USAA Investment Management Company
                              9800 Fredericksburg Road
                              San Antonio, TX 78288

                     o To add to  your  account,  send  your  check  and  the
                       "Invest by Mail" stub that accompanies your Fund's transaction confirmation to the Transfer Agent:
                              USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, TX 78288

IN PERSON            o To open an account, bring your application and check to:
[PEOPLE GRAPHIC]              USAA Investment Management Company
                              USAA Federal Savings Bank
                              10750 Robert F. McDermott Freeway, San Antonio

BANK WIRE            o Instruct your bank (which may charge a fee for
[ENVELOPE WIRE         the service) to wire the specified amount to the Fund
GRAPHIC]               as follows:
                              State Street Bank and Trust Company
                              Boston, MA 02101
                              ABA#011000028
                              Attn: USAA Aggressive Growth Fund
                              USAA Account Number: 69384998
                              Shareholder(s) Name(s)______________________
                              Shareholder(s) Account Number_______________

ELECTRONIC FUNDS     o Additional  purchases  on a regular  basis can be
TRANSFER               deducted from a bank account, paycheck, income-
[CALENDAR GRAPHIC]     producing investment, or USAA money market fund account.
                       Sign up for these services when opening an account or call 1-800-531-8448 to add these services.

PHONE                o If you  have an  existing  USAA  account  and  would
1-800-531-8448         like to open a new account or exchange to another USAA
[TELEPHONE GRAPHIC]    fund, call for  instructions.  To open an account by
                       phone, the new account must have the same registration as your existing account.

Redemption of Shares

You may redeem Fund shares by any of the methods described below on any day the NAV per share is calculated. Redemptions are effective on the day instructions are received in a manner as described below. However, if instructions are received after the NAV per share calculation (generally 4:00 p.m. Eastern
Time), redemption will be effective on the next business day.

Within seven days after the effective date of redemption, we will send you your money. Payment for redemption of shares purchased by EFT or check is sent after the EFT or check has cleared, which could take up to 15 days from the purchase date. If you are considering redeeming shares soon after purchase, you should purchase by bank wire or certified check to avoid delay.

In addition, the Company may elect to suspend the redemption of shares or postpone the date of payment in limited circumstances.

HOW TO REDEEM

WRITTEN,FAX,         o Send your written instructions to:
TELEGRAPH,OR                USAA Shareholder Account Services
TELEPHONE                   9800 Fredericksburg Road
[FAX MACHINE GRAPHIC]       San Antonio, TX 78288

                     o Send a signed fax to 1-800-292-8177,or send a telegram
                       to USAA Shareholder Account Services.

                     o Call toll free 1-800-531-8448, in San Antonio, 456-7202.

Telephone redemption privileges are automatically established when you complete your application. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; and if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. Before any discussion regarding your account, we obtain the following information: (1) USAA number or account number, (2) the name(s) on the account registration, and
(3) social security number or tax identification number for the account registration. In addition, we record all telephone communications with you and send confirmations of account transactions to the address of record. Redemption by telephone, fax, or telegram is not available for shares represented by stock certificates.

IMPORTANT INFORMATION ABOUT PURCHASES AND REDEMPTIONS

Investor's Guide to USAA Mutual Fund Services

Upon your initial investment with us, you will receive the INVESTOR'S GUIDE to help you get the most out of your USAA mutual fund account and to help you in your role as an investor. In the INVESTOR'S GUIDE, you will find additional information on purchases, redemptions, and methods of payment. You will also find in-depth information on automatic investment plans, shareholder statements and reports, and other useful information.

Account Balance

Beginning in September 1998, and occurring each September thereafter, USAA Shareholder Account Services (SAS), the Fund's transfer agent, will assess a small balance account fee of $12 to each shareholder account with a balance, at the time of assessment, of less than $2,000. The fee will reduce total transfer agency fees paid by the Fund to SAS. Accounts exempt from the fee include: (1) any account regularly purchasing additional shares each month through an automatic investment plan; (2) any account registered under the Uniform Gifts/Transfers to Minors Act (UGMA/UTMA); (3) all (non-IRA) money market fund accounts; (4) any account whose registered owner has an aggregate balance of $50,000 or more invested in USAA mutual funds; and (5) all IRA accounts (for the first year the account is open).

Company Rights

The Company reserves the right to:

o reject purchase or exchange orders when in the best interest of the Company;

o limit or discontinue the offering of shares of any portfolio of the Company without notice to the shareholders;

o impose a redemption charge of up to 1% of the net asset value of shares redeemed if circumstances indicate a charge is necessary for the protection of remaining investors (for example, if excessive market-timing share activity unfairly burdens long-term investors); however, this 1% charge will not be imposed upon shareholders unless authorized by the Board of Directors and the required notice has been given to shareholders;

o require a signature guarantee for purchases, redemptions, or changes in account information in those instances where the appropriateness of a signature authorization is in question. The Statement of Additional Information contains information on acceptable guarantors;

o    redeem an account with less than 10 shares, with certain limitations.

EXCHANGES

Exchange Privilege

The exchange privilege is automatic when you complete your application. You may exchange shares among Funds in the USAA Family of Funds, provided you do not hold these shares in stock certificate form and the shares to be acquired are offered in your state of residence. The Fund's transfer agent will simultaneously process exchange redemptions and purchases at the share prices next determined after the exchange order is received. For federal income tax purposes, an exchange between Funds is a taxable event; and as such, you may realize a capital gain or loss.

The Fund has undertaken certain procedures regarding telephone transactions as described on page 12.

Exchange Limitations, Excessive Trading

To minimize Fund costs and to protect the Funds and their shareholders from unfair expense burdens, the Funds restrict excessive exchanges. The limit on exchanges out of any Fund in the USAA Family of Funds for each account is six per calendar year (except there is no limitation on exchanges out of the Tax Exempt Short-Term Fund, Short-Term Bond Fund, or any of the money market funds in the USAA Family of Funds).

SHAREHOLDER INFORMATION

Share Price Calculation

The price at which shareholders purchase and redeem Fund shares is equal to the net asset value (NAV) per share determined on the effective date of the purchase or redemption. You may buy and sell Fund shares at the NAV per share without a sales charge.

When

The Fund's NAV per share is calculated at the close of the regular trading session of the NYSE, which is usually 4:00 p.m. Eastern Time.

How

The NAV per share is calculated by adding the value of all securities and other assets in the Fund, deducting liabilities, and dividing by the number of shares outstanding.

Dividends and Distributions

The Fund pays net investment income dividends yearly. Any net capital gain distribution usually occurs within 45 days of the July 31 fiscal year end, which would be somewhere around the middle of September. The Fund will make additional payments to shareholders, if necessary, to avoid the imposition of any federal income or excise tax.

All income dividends and capital gain distributions are automatically reinvested, unless we receive different instructions from you. The share price will be the NAV of the Fund shares computed on the ex-dividend date. Any income dividends or capital gain distributions paid by the Fund will reduce the NAV per share by the amount of the dividend or distribution. These dividends and distributions are subject to taxes.

We will invest any dividend or distribution payment returned to us in your account at the then-current NAV per share. Dividend and distribution checks become void six months from the date on the check. The amount of the voided check will be invested in your account at the then-current NAV per share.

Federal Taxes

This tax information is quite general and refers to the federal income tax provisions in effect as of the date of this Prospectus. Note that the recently enacted Taxpayer Relief Act of 1997 and regulations that will likely be created to implement the Act may affect the status and treatment of certain distributions shareholders receive from the Fund. We urge you to consult your own tax adviser about the status of distributions from the Fund in your own state and locality.

FUND - The Fund intends to qualify as a regulated investment company (RIC) under Subchapter M of the Internal Revenue Code of 1986, as amended. As a RIC, the Fund will not be subject to federal income tax on its net investment income and net capital gains distributed to shareholders. Net capital gains are those gains in excess of capital losses.

SHAREHOLDER - Dividends from taxable net investment income and distributions of net short-term capital gains are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares. A portion of these dividends may qualify for the 70% dividends received deduction available to corporations.

Regardless of the length of time you have held the Fund shares,distributions of net long-term capital gains are taxable as long-term capital gains whether received in cash or reinvested in additional shares.

Redemptions and exchanges are subject to income tax based on the difference between the cost of shares when purchased and the price received upon redemption or exchange.

WITHHOLDING - Federal law requires the Fund to withhold and remit to the U.S. Treasury a portion of the income dividends and capital gain distributions and proceeds of redemptions paid to any non-corporate shareholder who:

o    fails to furnish the Fund with a correct tax identification number,
o    underreports dividend or interest income, or
o    fails to certify that he or she is not subject to withholding.

To avoid this withholding requirement, you must certify on your application, or on a separate Form W-9 supplied by the Fund's transfer agent, that your tax identification number is correct and you are not currently subject to backup withholding.

REPORTING - The Fund will report annually to you information concerning the tax status of dividends and distributions for federal income tax purposes.

DESCRIPTION OF SHARES

The Fund is a series of USAA Mutual Fund, Inc. (Company) and is diversified. The Company is an open-end management investment company incorporated under the laws of the State of Maryland. The Company is authorized to issue shares of common stock of separate series, each of which is commonly referred to as a mutual fund. There are ten mutual funds in the Company, including this Fund.

The Company does not hold annual or regular meetings of shareholders and holds special meetings only as required by the Investment Company Act of 1940. The Directors may fill vacancies on the Board or appoint new Directors if the result is that at least two-thirds of the Directors have still been elected by shareholders. Shareholders have one vote per share (with proportionate voting for fractional shares) regardless of the relative net asset value of the shares. If a matter affects an individual fund in the Company, there will be a separate vote of the shareholders of that specific fund. Shareholders collectively holding at least 10% of the outstanding shares of the Company may request a shareholder meeting at any time for the purpose of voting to remove one or more of the Directors. The Company will assist in communicating to other shareholders about the meeting.

                                   APPENDIX A

THE FOLLOWING ARE DESCRIPTIONS OF CERTAIN TYPES OF SECURITIES IN WHICH WE MAY INVEST THE FUND'S ASSETS:

CONVERTIBLE SECURITIES

We may invest in convertible securities, which are bonds, preferred stocks, and other securities that pay interest or dividends and offer the buyer the option of converting the security into common stock. The value of convertible securities depends partially on interest rate changes and the credit quality of the issuer. Because a convertible security affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the underlying common stock, the value of convertible securities also depends on the price of the underlying common stock.

FORWARD CURRENCY CONTRACTS
We may hold securities denominated in foreign currencies. As a result, the value of the securities will be affected by changes in the exchange rate between the dollar and foreign currencies. In managing currency exposure, we may enter into forward currency contracts. A forward currency contract involves an agreement to purchase or sell a specified currency at a specified future date or over a specified time period at a price set at the time of the contract. We only enter into forward currency contracts when the Fund enters into a contract for the purchase or sale of a security denominated in foreign currency and desires to "lock in" the U.S. dollar price of that security.

ILLIQUID SECURITIES
We may not invest more than 15% of the market value of the Fund's net assets in securities which are illiquid. Illiquid securities are those securities that cannot be disposed of in the ordinary course of business in seven days or less at approximately the value at which the Fund has valued the securities.

MONEY MARKET INSTRUMENTS

We may hold a certain portion of the Fund's assets in high-quality, U.S. dollar-denominated debt securities that have remaining maturities of one year or less. Such securities may include U.S. Government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. Government securities, certificates of deposit, bankers' acceptances, bank deposits, and other financial institution obligations. These securities may carry fixed or variable interest rates.

USAA FAMILY OF NO-LOAD MUTUAL FUNDS

The USAA Family of No-Load Mutual Funds includes a variety of Funds, each with different objectives and policies. In combination, these Funds are designed to provide you with the opportunity to formulate your own investment program. You may exchange any shares you hold in any one USAA Fund for shares in any other USAA Fund. For more complete information about other Funds in the USAA Family of Funds, including charges and expenses, call us for a Prospectus. Read it carefully before you invest or send money.

         FUND
       TYPE/NAME                   VOLATILITY
===============================================================================
  CAPITAL APPRECIATION
===============================================================================
  Aggressive Growth                Very high
  Emerging Markets(1)              Very high
  First Start Growth               Moderate to high
  Gold(1)                          Very high
  Growth                           Moderate to high
  Growth & Income                  Moderate
  International(1)                 Moderate to high
  S&P 500 Index(2)                 Moderate
  Science & Technology             Very high
  World Growth(1)                  Moderate to high
===============================================================================
  ASSET ALLOCATION
===============================================================================
  Balanced Strategy                Moderate
  Cornerstone Strategy(1)          Moderate
  Growth and Tax Strategy(3)       Moderate
  Growth Strategy(1)               Moderate to high
  Income Strategy                  Low to moderate
===============================================================================
  INCOME -- TAXABLE
===============================================================================
  GNMA                             Low to moderate
  Income                           Moderate
  Income Stock                     Moderate
  Short-Term Bond                  Low
===============================================================================
  INCOME -- TAX EXEMPT
===============================================================================
  Long-Term(3)                     Moderate
  Intermediate-Term(3)             Low to moderate
  Short-Term(3)                    Low
  State Bond/Income(3,4)           Moderate
-------------------------------------------------------------------------------
  MONEY MARKET
===============================================================================
  Money Market(5)                  Very low
  Tax Exempt Money Market(3,5)     Very low
  Treasury Money Market Trust(5)   Very low
  State Money Market(3,4,5)        Very low
-------------------------------------------------------------------------------

1 FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.

2 S&P(R) IS A TRADEMARK OF THE MCGRAW-HILL COMPANIES, INC., AND HAS BEEN LICENSED FOR USE. THE PRODUCT IS NOT SPONSORED, SOLD OR PROMOTED BY STANDARD & POOR'S, AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE PRODUCT.

3    SOME INCOME MAY BE SUBJECT TO STATE OR LOCAL TAXES.

4 CALIFORNIA, FLORIDA, NEW YORK, TEXAS, AND VIRGINIA FUNDS ARE OFFERED ONLY TO RESIDENTS OF THOSE STATES.

5 AN INVESTMENT IN A MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE IS NO ASSURANCE THAT ANY OF THE FUNDS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1 PER SHARE.

                                     NOTES

                                     NOTES

If you would like more information about the Fund, you may call 1-800-531-8181 to request a free copy of the Fund's Statement of Additional Information (SAI), dated December 1, 1997, or the Fund's Annual Report for the year ended July 31, 1997. The SAI and the financial statements contained with the Fund's Annual Report have been filed with the SEC and are legally a part of the Prospectus.


                 INVESTMENT ADVISER,UNDERWRITER AND DISTRIBUTOR
                    USAA Investment Management Company
                            9800 Fredericksburg Road
                           San Antonio, Texas 78288

                    ---------------------------------------

       TRANSFER AGENT                                     CUSTODIAN
USAA Shareholder Account Services           State Street Bank and Trust Company
 9800 Fredericksburg  Road                           P.O. Box 1713
  San Antonio,Texas 78288                       Boston,Massachusetts 02105

                    ---------------------------------------

                              TELEPHONE ASSISTANCE
                         Call toll free - Central Time
                     Monday - Friday 8:00 a.m. to 8:00 p.m.
                        Saturdays 8:30 a.m. to 5:00 p.m.

                    ---------------------------------------

                   FOR ADDITIONAL INFORMATION ON MUTUAL FUNDS
                   1-800-531-8181, (in San Antonio) 456-7211
                For account servicing, exchanges or redemptions
                   1-800-531-8448, (in San Antonio) 456-7202

                    ---------------------------------------

                       RECORDED MUTUAL FUND PRICE QUOTES
                        24-Hour Service (from any phone)
                   1-800-531-8066, (in San Antonio) 498-8066

                    ---------------------------------------

                           MUTUAL FUND TOUCHLINE(R)
                          (from Touchtone phones only)
              For account balance, last transaction or fund prices
                   1-800-531-8777, (in San Antonio) 498-8777



                                USAA EAGLE LOGO

                       USAA INVESTMENT MANAGEMENT COMPANY
                            9800 FREDERICKSBURG ROAD
                            SAN ANTONIO, TEXAS
                                     78288
                                                             [RECYCLED GRAPHIC]
23451-1297            (C) 1997, USAA. All rights reserved.     RECYCLED PAPER

                                USAA GROWTH FUND

                                   Prospectus
                                December 1, 1997

The Fund is a no-load mutual fund offered by USAA Investment Management Company. USAA will seek the Fund's primary objective of long-term growth of capital and secondary objectives of regular income and conservation of principal by investing primarily in common stocks.

SHARES OF THIS FUND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, THE USAA FEDERAL SAVINGS BANK, ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY, ARE SUBJECT TO INVESTMENT RISKS, AND MAY LOSE VALUE.

AS WITH OTHER MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION (SEC) NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS
          Who Manages the Fund?................................   2
          What is the Investment Objective?....................   2
          Is This Fund for You?................................   2
          How Do You Buy?......................................   2
          Fees and Expenses....................................   3
          Financial Highlights.................................   3
          Performance Information..............................   4
          Will the Value of Your Investment Fluctuate?.........   4
          A Word About Risk....................................   5
          Fund Investments.....................................   6
          Fund Management......................................   7
          Using Mutual Funds in an Investment Program..........   8
          How to Invest........................................   9

          Important Information About Purchases
          and Redemptions......................................  12
          Exchanges............................................  13
          Shareholder Information..............................  14
          Description of Shares................................  16
          Appendix A...........................................  17
          USAA Family of No-Load Mutual Funds..................  18

THIS PROSPECTUS CONTAINS INFORMATION YOU SHOULD KNOW BEFORE YOU INVEST IN THE FUND. PLEASE READ IT AND KEEP IT FOR FUTURE REFERENCE.

WHO MANAGES THE FUND?

USAA Investment Management Company manages the Fund. For easier reading, USAA Investment Management Company will be referred to as "we" throughout the Prospectus.

WHAT IS THE INVESTMENT OBJECTIVE?

The Fund's primary investment objective is long-term growth of capital with secondary objectives of regular income and conservation of principal. See FUND INVESTMENTS on page 6 for more information.

IS THIS FUND FOR YOU?

THIS FUND MIGHT BE APPROPRIATE AS PART OF YOUR INVESTMENT PORTFOLIO IF . . .

   o  You are looking for long-term growth.
   o  You are willing to accept moderate to high risk.
   o  You are looking for a long-term investment.

THIS FUND MAY NOT BE APPROPRIATE AS PART OF YOUR INVESTMENT PORTFOLIO IF . . .

   o  You are unwilling to take greater risk for long-term goals.
   o  You are unable or reluctant to invest for a period of five years or more.
   o  You need an investment that provides regular income or tax-free income.

If you feel this Fund is not the one for you, refer to page 18 for a complete list of the USAA Family of No-Load Mutual Funds.

HOW DO YOU BUY?

You may make your initial investment directly by mail, in person or, in certain instances, by telephone. Generally, the minimum initial investment is $3,000 [$500 for Uniform Gifts/Transfers to Minors Act (UGMA/UTMA) accounts and $250 for IRAs] and can be made by check or by wire. If you participate in one of our automatic investment plans, your minimum initial investment may be less. There is more information about how to purchase Fund shares on page 9.

FEES AND EXPENSES

This summary shows what it will cost you directly or indirectly to invest in the Fund.

Shareholder Transaction Expenses -- Fees You Pay Directly

There are no fees charged to your account when you buy, sell, or hold Fund shares. However, if you sell shares and request your money by wire transfer, you will pay a $10 fee. (Your bank may also charge a fee for receiving wires.)

Annual Fund Operating Expenses -- Fees You Pay Indirectly

Fund expenses come out of the Fund's assets and are reflected in the Fund's share price and dividends. "Other Expenses" include expenses such as custodian and transfer agent fees. The figures below show actual expenditures during the past fiscal year ended July 31, 1997, and are calculated as a percentage of average net assets.

              Management Fees                     .75%        12b-1 FEES -
              12b-1 Fees                          None        SOME FUNDS CHARGE
              Other Expenses                      .22%        THESE FEES TO PAY
                                                  ----        FOR THE COSTS OF
              Total Fund Operating Expenses       .97%        SELLING FUND
                                                  ====        SHARES.

Example of Effect of Fund Operating Expenses

You would pay the following expenses on a $1,000 investment in the Fund, assuming (1) 5% annual return and (2) redemption at the end of the periods shown.

               1 year...................................  $10
               3 years..................................   31
               5 years..................................   54
              10 years..................................  119

THIS EXAMPLE IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

FINANCIAL HIGHLIGHTS

Please read the Fund's Annual Report furnished with this Prospectus. The Annual Report includes the Fund's financial statements and financial highlights audited by KPMG Peat Marwick LLP, which are legally a part of this Prospectus. The Annual Report includes messages from the President and the Fund's portfolio manager, a listing of the Fund's investments, and additional performance information that you may wish to review.

PERFORMANCE INFORMATION


Please consider performance information in light of the Fund's investment objective and policies and market conditions during the reported time periods. Remember, historical performance might not be repeated in the future. The value of your shares may go up or down. For the most current price and return information for this Fund, you may call TouchLINE(R) at 1-800-531-8777. Press 1 for the Mutual Fund Menu, press 1 again for prices and returns. Then, press 41 followed by the pound sign when asked for a Fund Code.


                              [TELEPHONE GRAPHIC]
                                 TouchLINE (R)
                                1-800-531-8777
                                     press
                                       1
                                     then
                                       1
                                     then
                                     4 1 #

                               Newspaper Symbol
                                     Grwth

You also can find the most current price of your shares in the business section of your newspaper in the mutual fund section under the heading "USAA Group" and the symbol "Grwth."

You may see the Fund's total return quoted in advertisements and reports. All mutual funds must use the same formula to calculate total return. Total return measures the price change in a share assuming the reinvestment of all dividend income and capital gain distributions. You may also see a comparison of the Fund's performance to that of other mutual funds with similar investment objectives and to stock or relevant indexes.

For the following periods ended September 30, 1997, the Fund's average annual total returns have been:

               1 Year................................   34.93%
               5 Years...............................   18.50%
              10 Years...............................   12.42%

Figures on page 5 are different because they are for periods which ended December 31, 1996.

WILL THE VALUE OF YOUR INVESTMENT FLUCTUATE?

Yes, it will. The value of your investment could increase or decrease. The bar chart and table shown on the next page illustrate the Fund's volatility and performance from year to year over the past ten years and shows how the Fund's average annual returns for the one-, five-, and ten-year periods compare to those of a broad-based securities market index. Again, remember historical performance might not be repeated in the future.

[BAR CHART]
Total Return  5.34   6.57  27.33   -.05  27.81   9.95  7.45  3.35  32.06  17.80
              ----  -----  -----   ----  -----  -----  ----  ----  -----  -----
Calendar Yr.  1987   1988   1989   1990   1991   1992  1993  1994   1995  1996

TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL DIVIDEND INCOME AND CAPITAL GAIN DISTRIBUTIONS.

  =============================================================================
  Average Annual Total Returns                    Past        Past       Past
  (for the periods ending December 31, 1996)     1 Year      5 Years   10 Years
  -----------------------------------------------------------------------------
  Growth Fund                                    17.80%      13.69%    13.24%
  -----------------------------------------------------------------------------
  S&P 500 Index                                  22.95%      15.20%    15.26%
  =============================================================================
The S&P 500 Index is a broad-based composite unmanaged index that represents the average performance of a group of 500 widely-held, publicly-traded stocks.

A WORD ABOUT RISK

Portions of this Prospectus describe the risks you will face as an investor in the Fund. Keep in mind that generally investments with a higher potential reward also have a higher risk of losing money. The reverse is also generally true: the lower the risk, the lower the potential reward. However, as you consider an investment in the Fund, you should also take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in this investment for long periods of time to ride out down periods.

[CAUTION LIGHT GRAPHIC]
Look for this symbol throughout the Prospectus. We use it to mark detailed information about the main risks that you will face as a Fund shareholder.

FUND INVESTMENTS

Investment Policies and Risks

Q       What is the Fund's investment policy?

A We will invest the Fund's assets primarily in common stocks or in securities that are convertible into common stocks. However, we will limit the Fund's investment in convertible securities to 5% of the value of the Fund's net assets at the time these securities are purchased. We may also invest the Fund's assets in warrants, rights, real estate investment trusts, and in nonconvertible debt securities when we believe these securities will offer a good prospect for appreciation.

        As a temporary defensive measure, we may invest up to 100% of the Fund's assets in high-quality, short-term debt instruments.

[CAUTION LIGHT GRAPHIC]
MARKET RISK. Because this Fund invests in equity securities, it is subject to market risk. Stock prices in general may decline over short or even extended periods, regardless of the success or failure of an individual company's operations. The stock market tends to run in cycles, with periods when stock prices generally go up and periods when stock prices generally go down. Stocks tend to go up and down more than bonds.

Q       How will particular securities be selected?

A Generally, we will invest the Fund's assets in stocks that are deemed to be out of favor or undervalued. These investments will have at least one of the following characteristics:

        o  a recent significant market price decline;
        o  sustained poor performance relative to the market or their industry;
        o  extremely pessimistic appraisal by most investors; or
        o a market price that is low relative to earnings, cash flow, assets, or book value.

        We will not trade the Fund's securities to realize short-term profits; but rather, we intend to purchase securities for long-term capital appreciation.

Q       May the Fund's assets be invested in securities of foreign issuers?

A Yes. We may invest up to 30% of the Fund's total assets in American Depositary Receipts (ADRs) or similar forms of ownership interest in securities of foreign issuers deposited with a depositary, and securities of foreign issuers that are traded on U.S. securities exchanges or in U.S. over-the-counter markets.

[CAUTION LIGHT GRAPHIC]
FOREIGN INVESTING. Investing in securities of foreign issuers poses unique risks: currency exchange rate fluctuations; increased price volatility; different accounting, reporting, and disclosure requirements; and political or social instability. In the past, equity and debt instruments of foreign issuers have been more volatile than equity and debt instruments of U.S. issuers.

For additional information about other securities in which we may invest the Fund's assets, see APPENDIX A on page 17.

Investment Restrictions

The following restrictions may only be changed with shareholder approval:

o    The Fund may not invest more than 25% of its total assets in one industry.

o The Fund may not invest more than 5% of its total assets in any one issuer or own more than 10% of the outstanding voting securities of any one issuer. This limitation does not apply to U.S. Government securities, and only applies to 75% of the Fund's total assets.

o The Fund may borrow only for temporary or emergency purposes in an amount not exceeding 33 1/3% of its total assets.

You will find a complete listing of the precise investment restrictions in the Fund's Statement for Additional Information.

FUND MANAGEMENT

The Board of Directors of USAA Mutual Fund, Inc.(Company), of which the Fund is a series, supervises the business affairs of the Company. The Company has retained us, USAA Investment Management Company, to serve as the manager and distributor for the Company.

We are an affiliate of United Services Automobile Association (USAA), a large, diversified financial services institution. As of the date of this Prospectus, we had approximately $36 billion in total assets under management. Our mailing address is 9800 Fredericksburg Road, San Antonio, TX 78288.

We are responsible for managing the Fund's portfolio (including placement of brokerage orders) and its business affairs, subject to the authority of and supervision by the Board of Directors. For our services, the Fund pays us an annual fee. This fee was computed and paid at three-fourths of one percent (.75%) of average net assets for the fiscal year ended July 31, 1997.

We also provide services related to selling the Fund's shares and receive no compensation for those services.

Although our officers and employees, as well as those of the Company, may engage in personal securities transactions, they are restricted by the procedures in a Joint Code of Ethics adopted by the Company and us.

Portfolio Transactions

USAA Brokerage Services, our discount brokerage service, may execute purchases and sales of equity securities for the Fund's portfolio. The Board of Directors has adopted procedures to ensure that any commissions paid to USAA Brokerage Services are reasonable and fair.

Portfolio Manager

The following individual is primarily  responsible for managing the Fund:

David G. Parsons,Assistant Vice President of Equity Investments since March 1995, has managed the Fund since January 1994. Mr. Parsons has 14 years investment management experience working for us. He earned the Chartered Financial Analyst designation in 1986 and is a member of the Association for Investment Management and Research and the San Antonio Financial Analysts Society, Inc. He holds an MBA from the University of Texas, an MA from Southern Illinois University, and a BA from Austin College, Texas.

[PHOTOGRAPH OF PORTFOLIO MANAGER]
David G. Parsons

USING MUTUAL FUNDS IN
AN INVESTMENT PROGRAM

I. The Idea Behind Mutual Funds

Mutual funds provide small investors some of the advantages enjoyed by wealthy investors. A relatively small investment can buy part of a diversified portfolio. That portfolio is managed by investment professionals, relieving you of the need to make individual stock or bond selections. You also enjoy conveniences, such as daily pricing, liquidity, and in the case of the USAA Family of Funds, no sales charge. The portfolio, because of its size, has lower transaction costs on its trades than most individuals would have. As a result, you own an investment that in earlier times would have been available only to very wealthy people.

II. Using Funds in an Investment Program

In choosing a mutual fund as an investment vehicle, you are giving up some investment decisions, but must still make others. The decisions you don't have to make are those involved with choosing individual securities. We will perform that function. In addition, we will arrange for the safekeeping of securities, auditing the annual financial statements, and daily valuation of the Fund, as well as other functions.

You, however, retain at least part of the responsibility for an equally important decision. This decision involves determining a portfolio of mutual funds that balances your investment goals with your tolerance for risk. It is likely that this decision may include the use of more than one fund of the USAA Family of Funds.

For example, assume you wish to invest in awidely-diversified, common stock portfolio. You could combine an investment in the Growth Fund with investments in other mutual funds that invest in stocks of large and small companies and high-dividend stocks. This is just one way you could combine funds that fit your own risk and reward goals.

III. USAA's Family of Funds

We offer you another alternative for asset allocation with our asset strategy funds listed on page 18. These unique mutual funds provide a professionally managed diversified investment portfolio within a mutual fund. They are designed for the individual who prefers to delegate the asset allocation process to an investment manager and are structured to achieve diversification across a number of investment categories.

Whether you prefer to create your own mix of mutual funds or use a USAA Asset Strategy Fund, the USAA Family of Funds provides a broad range of choices covering just about any investor's investment objectives. Our sales representatives stand ready to assist you with your choices and to help you craft a portfolio which meets your needs.

HOW TO INVEST

Purchase of Shares

OPENING AN ACCOUNT

You may open an account and make an investment as described below by mail, in person, bank wire, electronic funds transfer (EFT), or phone. A complete, signed application is required for each new account.

TAX ID NUMBER
Each shareholder named on the account must provide a social security number or tax identification number to avoid possible withholding requirements.

EFFECTIVE DATE
When you make a purchase, your purchase price will be the net asset value(NAV) per share next determined after we receive your request in proper form as described below. The Fund's NAV is determined at the close of the regular trading session (generally 4:00 p.m. Eastern Time) of the New York Stock Exchange (NYSE) each day the NYSE is open. If we receive your request prior to that time, your purchase price will be the NAV per share determined for that day. If we receive your request after the NAV per share is calculated, the purchase will be effective on the next business day. If you plan to purchase Fund shares with a foreign check, we suggest you convert your foreign check to U.S. dollars prior to investment in the Fund to avoid a potential delay in the effective date of your purchase of up to four to six weeks. Furthermore, a bank charge may be assessed in the clearing process, which will be deducted from the amount of the purchase.

MINIMUM INVESTMENTS

INITIAL PURCHASE     o $3,000  [$500  Uniform  Gifts/Transfers  to  Minors Act
[MONEY GRAPHIC]        (UGMA/UTMA)  accounts  and $250 for IRAs] or no  initial
                       investment if you elect to have monthly electronic investments of at least $50 each. We may periodically offer programs that reduce the minimum amounts for monthly electronic investments. Employees of USAA and its affiliated companies may open an account through payroll deduction for as little as $25 per pay period with no initial investment.

ADDITIONAL PURCHASES o $50

HOW TO PURCHASE
MAIL                 o To open an account, send your application and check to:
[ENVELOPE GRAPHIC]            USAA Investment Management Company
                              9800 Fredericksburg Road
                              San Antonio, TX 78288

                     o To add to your account, send your check and the
                       "Invest by Mail" stub that accompanies your Fund's transaction confirmation to the Transfer Agent:
                              USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, TX 78288

IN PERSON            o To open an account, bring your application and check to:
[PEOPLE GRAPHIC]              USAA Investment Management Company
                              USAA Federal Savings Bank
                              10750 Robert F. McDermott Freeway, San Antonio

BANK WIRE            o Instruct your bank (which may charge a fee for
[ENVELOPE WIRE         the service) to wire the specified amount to the Fund
GRAPHIC]               as follows:
                              State Street Bank and Trust Company
                              Boston, MA 02101
                              ABA#011000028
                              Attn: USAA Growth Fund
                              USAA Account Number: 69384998
                              Shareholder(s) Name(s)______________________
                              Shareholder(s) Account Number_______________

ELECTRONIC FUNDS    o  Additional purchases on a regular basis can be
TRANSFER               deducted from a bank account, paycheck, income-
[CALENDAR GRAPHIC]     producing investment, or USAA money market fund account.
                       Sign up for these services when opening an account or call 1-800-531-8448 to add these services.

PHONE                o If you  have an  existing USAA account and would
1-800-531-8448         like to open a new account or exchange to another USAA
[TELEPHONE GRAPHIC]    fund, call for  instructions.  To open an account by
                       phone, the new account must have the same registration as your existing account.

Redemption of Shares

You may redeem Fund shares by any of the methods described below on any day the NAV per share is calculated. Redemptions are effective on the day instructions are received in a manner as described below. However, if instructions are received after the NAV per share calculation (generally 4:00 p.m. Eastern
Time), redemption will be effective on the next business day.

Within seven days after the effective date of redemption, we will send you your money. Payment for redemption of shares purchased by EFT or check is sent after the EFT or check has cleared, which could take up to 15 days from the purchase date. If you are considering redeeming shares soon after purchase, you should purchase by bank wire or certified check to avoid delay.

In addition, the Company may elect to suspend the redemption of shares or postpone the date of payment in limited circumstances.

HOW TO REDEEM

WRITTEN,FAX,         o Send your written instructions to:
TELEGRAPH,OR                USAA Shareholder Account Services
TELEPHONE                   9800 Fredericksburg Road
[FAX MACHINE GRAPHIC]       San Antonio,  TX 78288

                     o Send a signed fax to  1-800-292-8177, or send a telegram to USAA Shareholder Account Services.

                     o Call toll free 1-800-531-8448, in San Antonio, 456-7202.

Telephone redemption privileges are automatically established when you complete your application. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; and if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. Before any discussion regarding your account, we obtain the following information: (1) USAA number or account number, (2) the name(s) on the account registration, and
(3) social security number or tax identification number for the account registration. In addition, we record all telephone communications with you and send confirmations of account transactions to the address of record. Redemption by telephone, fax, or telegram is not available for shares represented by stock certificates.

IMPORTANT INFORMATION ABOUT PURCHASES AND REDEMPTIONS

Investor's Guide to USAA Mutual Fund Services

Upon your initial investment with us, you will receive the INVESTOR'S GUIDE to help you get the most out of your USAA mutual fund account and to help you in your role as an investor. In the INVESTOR'S GUIDE, you will find additional information on purchases, redemptions, and methods of payment. You will also find in-depth information on automatic investment plans, shareholder statements and reports, and other useful information.

Account Balance

Beginning in September 1998, and occurring each September thereafter, USAA Shareholder Account Services (SAS), the Fund's transfer agent, will assess a small balance account fee of $12 to each shareholder account with a balance, at the time of assessment, of less than $2,000. The fee will reduce total transfer agency fees paid by the Fund to SAS. Accounts exempt from the fee include: (1) any account regularly purchasing additional shares each month through an automatic investment plan; (2) any account registered under the

Uniform Gifts/Transfers to Minors Act (UGMA/UTMA); (3) all (non-IRA) money market fund accounts; (4) any account whose registered owner has an aggregate balance of $50,000 or more invested in USAA mutual funds; and (5) all IRA accounts (for the first year the account is open).

Company Rights

The Company reserves the right to:

o reject purchase or exchange orders when in the best interest of the Company;

o limit or discontinue the offering of shares of any portfolio of the Company without notice to the shareholders;

o impose a redemption charge of up to 1% of the net asset value of shares redeemed if circumstances indicate a charge is necessary for the protection of remaining investors (for example, if excessive market-timing share activity unfairly burdens long-term investors); however, this 1% charge will not be imposed upon shareholders unless authorized by the Board of Directors and the required notice has been given to shareholders;

o require a signature guarantee for purchases, redemptions, or changes in account information in those instances where the appropriateness of a signature authorization is in question. The Statement of Additional Information contains information on acceptable guarantors;

o    redeem an account with less than 10 shares, with certain limitations.

EXCHANGES

Exchange Privilege

The exchange privilege is automatic when you complete your application. You may exchange shares among Funds in the USAA Family of Funds, provided you do not hold these shares in stock certificate form and the shares to be acquired are offered in your state of residence. The Fund's transfer agent will simultaneously process exchange redemptions and purchases at the share prices next determined after the exchange order is received. For federal income tax purposes, an exchange between Funds is a taxable event; and as such, you may realize a capital gain or loss.

The Fund has undertaken certain procedures regarding telephone transactions as described on page 12.

Exchange Limitations, Excessive Trading

To minimize Fund costs and to protect the Funds and their shareholders from unfair expense burdens, the Funds restrict excessive exchanges. The limit on exchanges out of any Fund in the USAA Family of Funds for each account is six per calendar year (except there is no limitation on exchanges out of the Tax Exempt Short-Term Fund, Short-Term Bond Fund, or any of the money market funds in the USAA Family of Funds).

SHAREHOLDER INFORMATION

Share Price Calculation

The price at which shareholders purchase and redeem Fund shares is equal to the net asset value (NAV) per share determined on the effective date of the purchase or redemption. You may buy and sell Fund shares at the NAV per share without a sales charge.

When

The Fund's NAV per share is calculated at the close of the regular trading session of the NYSE, which is usually 4:00 p.m. Eastern Time.

How

The NAV per share is calculated by adding the value of all securities and other assets in the Fund, deducting liabilities, and dividing by the number of shares outstanding.

Dividends and Distributions

The Fund pays net investment income dividends yearly. Any net capital gain distribution usually occurs within 45 days of the July 31 fiscal year end, which would be somewhere around the middle of September. The Fund will make additional payments to shareholders, if necessary, to avoid the imposition of any federal income or excise tax.

All income dividends and capital gain distributions are automatically reinvested, unless we receive different instructions from you. The share price will be the NAV of the Fund shares computed on the ex-dividend date. Any income dividends or capital gain distributions paid by the Fund will reduce the NAV per share by the amount of the dividend or distribution. These dividends and distributions are subject to taxes.

We will invest any dividend or distribution payment returned to us in your account at the then-current NAV per share. Dividend and distribution checks become void six months from the date on the check. The amount of the voided check will be invested in your account at the then-current NAV per share.

Federal Taxes

This tax information is quite general and refers to the federal income tax provisions in effect as of the date of this Prospectus. Note that the recently enacted Taxpayer Relief Act of 1997 and regulations that will likely be created to implement the Act may affect the status and treatment of certain distributions shareholders receive from the Fund. We urge you to consult your own tax adviser about the status of distributions from the Fund in your own state and locality.

FUND - The Fund intends to qualify as a regulated investment company (RIC) under Subchapter M of the Internal Revenue Code of 1986, as amended. As a RIC, the Fund will not be subject to federal income tax on its net investment income and net capital gains distributed to shareholders. Net capital gains are those gains in excess of capital losses.

SHAREHOLDER - Dividends from taxable net investment income and distributions of net short-term capital gains are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares. A portion of these dividends may qualify for the 70% dividends received deduction available to corporations.

Regardless of the length of time you have held the Fund shares, distributions of net long-term capital gains are taxable as long-term capital gains whether received in cash or reinvested in additional shares.

Redemptions and exchanges are subject to income tax based on the difference between the cost of shares when purchased and the price received upon redemption or exchange.

WITHHOLDING - Federal law requires the Fund to withhold and remit to the U.S. Treasury a portion of the income dividends and capital gain distributions and proceeds of redemptions paid to any non-corporate shareholder who:

o    fails to furnish the Fund with a correct tax identification number,
o    underreports dividend or interest income, or
o    fails to certify that he or she is not subject to withholding.

To avoid this withholding requirement, you must certify on your application, or on a separate Form W-9 supplied by the Fund's transfer agent, that your tax identification number is correct and you are not currently subject to backup withholding.

REPORTING - The Fund will report annually to you information concerning the tax status of dividends and distributions for federal income tax purposes.

DESCRIPTION OF SHARES

The Fund is a series of USAA Mutual Fund, Inc. (Company) and is diversified. The Company is an open-end management investment company incorporated under the laws of the State of Maryland. The Company is authorized to issue shares of common stock of separate series, each of which is commonly referred to as a mutual fund. There are ten mutual funds in the Company, including this Fund.

The Company does not hold annual or regular meetings of shareholders and holds special meetings only as required by the Investment Company Act of 1940. The Directors may fill vacancies on the Board or appoint new Directors if the result is that at least two-thirds of the Directors have still been elected by shareholders. Shareholders have one vote per share (with proportionate voting for fractional shares) regardless of the relative net asset value of the shares. If a matter affects an individual fund in the Company, there will be a separate vote of the shareholders of that specific fund. Shareholders collectively holding at least 10% of the outstanding shares of the Company may request a shareholder meeting at any time for the purpose of voting to remove one or more of the Directors. The Company will assist in communicating to other shareholders about the meeting.

                                   APPENDIX A

THE FOLLOWING ARE DESCRIPTIONS OF CERTAIN TYPES OF SECURITIES IN WHICH WE MAY INVEST THE FUND'S ASSETS:

CONVERTIBLE  SECURITIES

We may invest in convertible securities, which are bonds, preferred stocks, and other securities that pay interest or dividends and offer the buyer the option of converting the security into common stock. The value of convertible securities depends partially on interest rate changes and the credit quality of the issuer. Because a convertible security affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the underlying common stock, the value of convertible securities also depends on the price of the underlying common stock.

ILLIQUID SECURITIES
We may not invest more than 15% of the market value of the Fund's net assets in securities which are illiquid. Illiquid securities are those securities that cannot be disposed of in the ordinary course of business in seven days or less at approximately the value at which the Fund has valued the securities.

MONEY MARKET INSTRUMENTS

We may hold a certain portion of the Fund's assets in high-quality, U.S. dollar-denominated debt securities that have remaining maturities of one year or less. Such securities may include U.S. Government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. Government securities, certificates of deposit, bankers' acceptances, bank deposits, and other financial institution obligations. These securities may carry fixed or variable interest rates.

USAA FAMILY OF NO-LOAD MUTUAL FUNDS

The USAA Family of No-Load Mutual Funds includes a variety of Funds, each with different objectives and policies. In combination, these Funds are designed to provide you with the opportunity to formulate your own investment program. You may exchange any shares you hold in any one USAA Fund for shares in any other USAA Fund. For more complete information about other Funds in the USAA Family of Funds, including charges and expenses, call us for a Prospectus. Read it carefully before you invest or send money.

         FUND
       TYPE/NAME                   VOLATILITY
===============================================================================
  CAPITAL APPRECIATION
===============================================================================
  Aggressive Growth                Very high
  Emerging Markets(1)              Very high
  First Start Growth               Moderate to high
  Gold(1)                          Very high
  Growth                           Moderate to high
  Growth & Income                  Moderate
  International(1)                 Moderate to high
  S&P 500 Index(2)                 Moderate
  Science & Technology             Very high
  World Growth(1)                  Moderate to high
===============================================================================
  ASSET ALLOCATION
===============================================================================
  Balanced Strategy                Moderate
  Cornerstone Strategy(1)          Moderate
  Growth and Tax Strategy(3)       Moderate
  Growth Strategy(1)               Moderate to high
  Income Strategy                  Low to moderate
===============================================================================
  INCOME -- TAXABLE
===============================================================================
  GNMA                             Low to moderate
  Income                           Moderate
  Income Stock                     Moderate
  Short-Term Bond                  Low
===============================================================================
  INCOME -- TAX EXEMPT
===============================================================================
  Long-Term(3)                     Moderate
  Intermediate-Term(3)             Low to moderate
  Short-Term(3)                    Low
  State Bond/Income(3,4)           Moderate
===============================================================================
  MONEY MARKET
===============================================================================
  Money Market(5)                  Very low
  Tax Exempt Money Market(3,5)     Very low
  Treasury Money Market Trust(5)   Very low
  State Money Market(3,4,5)        Very low
-------------------------------------------------------------------------------

1 FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.

2 S&P(R) IS A TRADEMARK OF THE MCGRAW-HILL COMPANIES, INC., AND HAS BEEN LICENSED FOR USE. THE PRODUCT IS NOT SPONSORED, SOLD OR PROMOTED BY STANDARD & POOR'S, AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE PRODUCT.

3    SOME INCOME MAY BE SUBJECT TO STATE OR LOCAL TAXES.

4 CALIFORNIA, FLORIDA, NEW YORK, TEXAS, AND VIRGINIA FUNDS ARE OFFERED ONLY TO RESIDENTS OF THOSE STATES.

5 AN INVESTMENT IN A MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE IS NO ASSURANCE THAT ANY OF THE FUNDS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1 PER SHARE.

                                     NOTES

                                     NOTES

If you would like more information about the Fund, you may call 1-800-531-8181 to request a free copy of the Fund's Statement of Additional Information (SAI), dated December 1, 1997, or the Fund's Annual Report for the year ended July 31, 1997. The SAI and the financial statements contained with the Fund's Annual Report have been filed with the SEC and are legally a part of the Prospectus.


                 INVESTMENT ADVISER,UNDERWRITER AND DISTRIBUTOR
                    USAA Investment Management Company
                            9800 Fredericksburg Road
                           San Antonio, Texas 78288

                    ---------------------------------------

       TRANSFER AGENT                                    CUSTODIAN
USAA Shareholder Account Services           State Street Bank and Trust Company
 9800 Fredericksburg  Road                            P.O. Box 1713
  San Antonio,Texas 78288                       Boston,Massachusetts 02105

                    ---------------------------------------

                              TELEPHONE ASSISTANCE
                         Call toll free - Central Time
                     Monday - Friday 8:00 a.m. to 8:00 p.m.
                        Saturdays 8:30 a.m. to 5:00 p.m.

                    ---------------------------------------

                   FOR ADDITIONAL INFORMATION ON MUTUAL FUNDS
                   1-800-531-8181, (in San Antonio) 456-7211
                For account servicing, exchanges or redemptions
                   1-800-531-8448, (in San Antonio) 456-7202

                    ---------------------------------------

                       RECORDED MUTUAL FUND PRICE QUOTES
                        24-Hour Service (from any phone)
                   1-800-531-8066, (in San Antonio) 498-8066

                    ---------------------------------------

                            MUTUAL FUND TOUCHLINE(R)
                          (from Touchtone phones only)
              For account balance, last transaction or fund prices
                   1-800-531-8777, (in San Antonio) 498-8777


                                USAA EAGLE LOGO

                       USAA INVESTMENT MANAGEMENT COMPANY
                            9800 FREDERICKSBURG ROAD
                            SAN ANTONIO, TEXAS
                                     78288
                                                             [RECYCLED GRAPHIC]
23452-1297            (C) 1997, USAA. All rights reserved.     RECYCLED PAPER

                           USAA GROWTH & INCOME FUND

                                   Prospectus
                                December 1, 1997

The Fund is a no-load mutual fund offered by USAA Investment Management Company. USAA will seek capital growth and current income by investing primarily in dividend paying common stocks.

SHARES OF THIS FUND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, THE USAA FEDERAL SAVINGS BANK, ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY, ARE SUBJECT TO INVESTMENT RISKS, AND MAY LOSE VALUE.

AS WITH OTHER MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION (SEC) NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS
          Who Manages the Fund?..............................  2
          What is the Investment Objective?..................  2
          Is This Fund for You?..............................  2
          How Do You Buy?....................................  2
          Fees and Expenses..................................  3
          Financial Highlights...............................  3
          Performance Information............................  4
          Will the Value of Your Investment Fluctuate?.......  4
          A Word About Risk..................................  5
          Fund Investments...................................  6
          Fund Management....................................  7
          Using Mutual Funds in an Investment Program........  8
          How to Invest......................................  9

          Important Information About
          Purchases and Redemptions.......................... 12
          Exchanges.......................................... 13
          Shareholder Information............................ 14
          Description of Shares.............................. 16
          Appendix A......................................... 17
          USAA Family of No-Load Mutual Funds................ 18

THIS PROSPECTUS CONTAINS INFORMATION YOU SHOULD KNOW BEFORE YOU INVEST IN THE FUND. PLEASE READ IT AND KEEP IT FOR FUTURE REFERENCE.

WHO MANAGES THE FUND?

USAA Investment Management Company manages the Fund. For easier reading, USAA Investment Management Company will be referred to as "we" throughout the Prospectus.

WHAT IS THE INVESTMENT OBJECTIVE?

The Fund's investment objectives are capital growth and current income. See FUND INVESTMENTS on page 6 for more information.

IS THIS FUND FOR YOU?

THIS FUND MIGHT BE APPROPRIATE AS PART OF YOUR INVESTMENT PORTFOLIO IF . . .

   o  You are looking for current income.
   o  You are willing to accept moderate risk.
   o  You are looking for a long-term investment.

THIS FUND MAY NOT BE APPROPRIATE AS PART OF YOUR INVESTMENT PORTFOLIO IF . . .

   o You are unable or  reluctant to invest for a period of five years or more.
   o You need an investment that provides tax-free income.

If you feel this Fund is not the one for you, refer to page 18 for a complete list of the USAA Family of No-Load Mutual Funds.

HOW DO YOU BUY?

You may make your initial investment directly by mail, in person or, in certain instances, by telephone. Generally, the minimum initial investment is $3,000 [$500 for Uniform Gifts/Transfers to Minors Act (UGMA/UTMA) accounts and $250 for IRAs] and can be made by check or by wire. If you participate in one of our automatic investment plans, your minimum initial investment may be less. There is more information about how to purchase Fund shares on page 9.

FEES AND EXPENSES

This summary shows what it will cost you directly or indirectly to invest in the Fund.

Shareholder Transaction Expenses -- Fees You Pay Directly

There are no fees charged to your account when you buy, sell, or hold Fund shares. However, if you sell shares and request your money by wire transfer, you will pay a $10 fee. (Your bank may also charge a fee for receiving wires.)

Annual Fund Operating Expenses -- Fees You Pay Indirectly

Fund expenses come out of the Fund's assets and are reflected in the Fund's share price and dividends. "Other Expenses" include expenses such as custodian and transfer agent fees. The figures below show actual expenditures during the past fiscal year ended July 31, 1997, and are calculated as a percentage of average net assets.

              Management Fees                     .60%        12b-1 FEES -
              12b-1 Fees                          None        SOME MUTUAL FUNDS
              Other Expenses                      .29%        CHARGE THESE FEES
                                                  ----        TO PAY FOR THE
              Total Fund Operating Expenses       .89%        COSTS OF SELLING
                                                  ====        FUND SHARES.

Example of Effect of Fund Operating Expenses

You would pay the following expenses on a $1,000 investment in the Fund, assuming (1) 5% annual return and (2) redemption at the end of the periods shown.

               1 year..................................   $9
               3 years.................................   28
               5 years.................................   49
              10 years.................................  110

THIS EXAMPLE IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

FINANCIAL HIGHLIGHTS

Please read the Fund's Annual Report furnished with this Prospectus. The Annual Report includes the Fund's financial statements and financial highlights audited by KPMG Peat Marwick LLP, which are legally a part of this Prospectus. The Annual Report includes messages from the President and the Fund's portfolio manager, a listing of the Fund's investments, and additional performance information that you may wish to review.

PERFORMANCE INFORMATION

Please consider performance information in light of the Fund's investment objective and policies and market conditions during the reported time periods. Remember, historical performance might not be repeated in the future. The value of your shares may go up or down. For the most current price and return information for this Fund, you may call TouchLINE(R) at 1-800-531-8777. Press 1 for the Mutual Fund Menu, press 1 again for prices and returns. Then, press 37 followed by the pound sign when asked for a Fund Code.

                              [TELEPHONE GRAPHIC]
                                 TouchLINE (R)
                                1-800-531-8777
                                     press
                                       1
                                     then
                                       1
                                     then
                                     3 7 #

                                Newspaper Symbol
                                     Gr&Inc

You also can find the most current price of your shares in the business section of your newspaper in the mutual fund section under the heading "USAA Group" and the symbol "Gr&Inc."

You may see the Fund's total return quoted in advertisements and reports. All mutual funds must use the same formula to calculate total return. Total return measures the price change in a share assuming the reinvestment of all dividend income and capital gain distributions. You may also see a comparison of the Fund's performance to that of other mutual funds with similar investment objectives and to stock or relevant indexes.

For the following periods ended September 30, 1997, the Fund's average annual total returns have been:

              1 Year..................................  37.04%
              Since Inception on June 1, 1993.........  19.40%

Figures on page 5 are different because they are for periods which ended December 31, 1996.

WILL THE VALUE OF YOUR INVESTMENT FLUCTUATE?

Yes, it will. The value of your investment could increase or decrease. The bar chart and table shown on the next page illustrate the Fund's volatility and performance from year to year over the life of the Fund and shows how the Fund's average annual returns for one year and the life of the Fund compare to those of a broad-based securities market index. Again, remember historical performance might not be repeated in the future.

[BAR CHART]
Total Return              4.81      1.29      31.57      23.04
                         -----      ----      -----      -----
Calendar Yr.             1993*      1994       1995       1996

* FUND COMMENCED OPERATIONS JUNE 1, 1993.

TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL DIVIDEND INCOME AND CAPITAL GAIN DISTRIBUTIONS.

  =============================================================================
  Average Annual Total Returns                    Past       Since inception on
  (for the periods ending December 31, 1996)     1 Year         June 1, 1993
  -----------------------------------------------------------------------------
  Growth & Income Fund                           23.04%            16.24%
  -----------------------------------------------------------------------------
  S&P 500 Index                                  22.95%            17.88%
  =============================================================================

The S&P 500 Index is a broad-based composite unmanaged index that represents the average performance of a group of 500 widely-held, publicly-traded stocks.

A WORD ABOUT RISK

Portions of this Prospectus describe the risks you will face as an investor in the Fund. Keep in mind that generally investments with a higher potential reward also have a higher risk of losing money. The reverse is also generally true: the lower the risk, the lower the potential reward. However, as you consider an investment in the Fund, you should also take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in this investment for long periods of time to ride out down periods.

[CAUTION LIGHT GRAPHIC]
Look for this symbol throughout the Prospectus. We use it to mark detailed information about the main risks that you will face as a Fund shareholder.

FUND INVESTMENTS

Investment Policies and Risks

   Q    What is the Fund's investment policy?


   A We will invest the Fund's assets primarily in dividend paying equity securities. We use the term "equity securities" to include common stocks, securities convertible into common stocks, securities which carry the right to buy common stocks, and real estate investment trusts (REITs). We will limit the Fund's investment in convertible securities to 5% of the value of the Fund's net assets at the time these securities are purchased. We may also invest in nonconvertible debt securities and nonconvertible preferred stock.

        As a temporary defensive measure,we may invest up to 100% of the Fund's assets in high-quality, short-term debt instruments.

[CAUTION LIGHT GRAPHIC]
MARKET RISK. Because this Fund invests in equity securities, it is subject to market risk. Stock prices in general may decline over short or even extended periods, regardless of the success or failure of an individual company's operations. The stock market tends to run in cycles, with periods when stock prices generally go up and periods when stock prices generally go down. Equity securities tend to go up and down more than bonds.

[CAUTION LIGHT GRAPHIC]
REITS. Investing in REITs may subject the Fund to many of the same risks associated with the direct ownership of real estate. REITs are dependent upon the capabilities of the REIT manager(s) and have limited diversification.

   Q    May the Fund's assets be invested in securities of foreign issuers?

   A Yes. We may invest up to 30% of the Fund's total assets in American Depositary Receipts (ADRs) or similar forms of ownership interest in securities of foreign issuers deposited with a depositary, and securities of foreign issuers that are traded on U.S. securities exchanges or in U.S. over-the-counter markets.

[CAUTION LIGHT GRAPHIC]
FOREIGN INVESTING. Investing in securities of foreign issuers poses unique risks: currency exchange rate fluctuations; increased price volatility; different accounting, reporting, and disclosure requirements; and political or social instability. In the past, equity and debt instruments of foreign issuers have been more volatile than equity and debt instruments of U.S. issuers.

For additional information about other investments in which we may invest the Fund's assets, see APPENDIX A on page 17.

Investment Restrictions

The following restrictions may only be changed with shareholder approval:

o    The Fund may not invest more than 25% of its total assets in one industry.

o The Fund may not invest more than 5% of its total assets in any one issuer or own more than 10% of the outstanding voting securities of any one issuer. This limitation does not apply to U.S. Government securities, and only applies to 75% of the Fund's total assets.

o The Fund may borrow only for temporary or emergency purposes in an amount not exceeding 33 1/3% of its total assets.

You will find a complete listing of the precise investment restrictions in the Fund's Statement of Additional Information.

FUND MANAGEMENT

The Board of Directors of USAA Mutual Fund, Inc. (Company), of which the Fund is a series, supervises the business affairs of the Company. The Company has retained us, USAA Investment Management Company, to serve as the manager and distributor for the Company.

We are an affiliate of United Services Automobile Association (USAA), a large, diversified financial services institution. As of the date of this Prospectus, we had approximately $36 billion in total assets under management. Our mailing address is 9800 Fredericksburg Road, San Antonio, TX 78288.

We are responsible for managing the Fund's portfolio (including placement of brokerage orders) and its business affairs, subject to the authority of and supervision by the Board of Directors. For our services, the Fund pays us an annual fee. This fee was computed and paid at three-fifths of one percent (.60%) of average net assets for the fiscal year ended July 31, 1997.

We also provide services related to selling the Fund's shares and receive no compensation for those services.

Although our officers and employees, as well as those of the Company, may engage in personal securities transactions, they are restricted by the procedures in a Joint Code of Ethics adopted by the Company and us.

Portfolio Transactions

USAA Brokerage Services, our discount brokerage service, may execute purchases and sales of equity securities for the Fund's portfolio. The Board of Directors has adopted procedures to ensure that any commissions paid to USAA Brokerage Services are reasonable and fair.

Portfolio Manager

The following individual is primarily responsible for managing the Fund:

R. David Ullom, Assistant Vice President of Equity Investments since September 1994, has managed the Fund since its inception in June 1993. Mr. Ullom has 22 years investment management experience and has worked for us for 11 years. He earned the Chartered Financial Analyst designation in 1980 and is a member of the Association for Investment Management and Research and the San Antonio Financial Analysts Society, Inc. He holds an MBA from Washington University, Missouri, and a BS from Oklahoma State University.

[PHOTOGRAPH OF PORTFOLIO MANAGER]
R. David Ullom

USING MUTUAL FUNDS IN AN
INVESTMENT PROGRAM

I. The Idea Behind Mutual Funds

Mutual funds provide small investors some of the advantages enjoyed by wealthy investors. A relatively small investment can buy part of a diversified portfolio. That portfolio is managed by investment professionals, relieving you of the need to make individual stock or bond selections. You also enjoy conveniences, such as daily pricing, liquidity, and in the case of the USAA Family of Funds, no sales charge. The portfolio, because of its size, has lower transaction costs on its trades than most individuals would have. As a result, you own an investment that in earlier times would have been available only to very wealthy people.

II. Using Funds in an Investment Program

In choosing a mutual fund as an investment vehicle, you are giving up some investment decisions, but must still make others. The decisions you don't have to make are those involved with choosing individual securities. We will perform that function. In addition, we will arrange for the safekeeping of securities, auditing the annual financial statements, and daily valuation of the Fund, as well as other functions.

You, however, retain at least part of the responsibility for an equally important decision. This decision involves determining a portfolio of mutual funds that balances your investment goals with your tolerance for risk. It is likely that this decision may include the use of more than one fund of the USAA Family of Funds.

For example, assume you wish to invest in a widely-diversified, common stock portfolio. You could combine an investment in the Growth & Income Fund with investments in other mutual funds that primarily seek capital appreciation by investing in stocks of large and small companies. This is just one way you could combine funds that fit your own risk and reward goals.

III. USAA's Family of Funds

We offer you another alternative for asset allocation with our asset strategy funds listed on page 18. These unique mutual funds provide a professionally managed diversified investment portfolio within a mutual fund. They are designed for the individual who prefers to delegate the asset allocation process to an investment manager and are structured to achieve diversification across a number of investment categories.

Whether you prefer to create your own mix of mutual funds or use a USAA Asset Strategy Fund, the USAA Family of Funds provides a broad range of choices covering just about any investor's investment objectives. Our sales representatives stand ready to assist you with your choices and to help you craft a portfolio which meets your needs.

HOW TO INVEST

Purchase of Shares

OPENING AN ACCOUNT

You may open an account and make an investment as described below by mail, in person, bank wire, electronic funds transfer (EFT), or phone. A complete, signed application is required for each new account.

TAX ID NUMBER
Each shareholder named on the account must provide a social security number or tax identification number to avoid possible withholding requirements.

EFFECTIVE DATE
When you make a purchase, your purchase price will be the net asset value (NAV) per share next determined after we receive your request in proper form as described below. The Fund's NAV is determined at the close of the regular trading session (generally

4:00 p.m. Eastern Time) of the New York Stock Exchange (NYSE) each day the NYSE is open. If we receive your request prior to that time, your purchase price will be the NAV per share determined for that day. If we receive your request after the NAV per share is calculated, the purchase will be effective on the next business day. If you plan to purchase Fund shares with a foreign check, we suggest you convert your foreign check to U.S. dollars prior to investment in the Fund to avoid a potential delay in the effective date of your purchase of up to four to six weeks. Furthermore, a bank charge may be assessed in the clearing process, which will be deducted from the amount of the purchase.

MINIMUM INVESTMENTS

INITIAL PURCHASE
[MONEY GRAPHIC]      o $3,000  [$500  Uniform  Gifts/Transfers  to  Minors  Act
                       (UGMA/UTMA) accounts and $250 for IRAs] or no initial investment if you elect to have monthly electronic investments of at least $50 each. We may periodically offer programs that reduce the minimum amounts for monthly electronic investments. Employees of USAA and its affiliated companies may open an account through payroll deduction for as little as $25 per pay period with no initial investment.

ADDITIONAL PURCHASES o $50

HOW TO PURCHASE

MAIL                 o To open an account, send your application and check to:
[ENVELOPE GRAPHIC]            USAA Investment Management Company
                              9800 Fredericksburg Road
                              San Antonio, TX 78288

                     o To add to  your  account,  send  your  check  and  the
                       "Invest by Mail" stub that accompanies your Fund's transaction confirmation to the Transfer Agent:
                              USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, TX 78288

IN PERSON            o To open an account, bring your application and check to:
[PEOPLE GRAPHIC]              USAA Investment Management Company
                              USAA Federal Savings Bank
                              10750 Robert F. McDermott Freeway, San Antonio

BANK WIRE            o Instruct  your bank (which may charge a fee for
[ENVELOPE WIRE         the service) to wire the specified  amount to the Fund
GRAPHIC]               as follows:
                              State Street Bank and Trust Company
                              Boston, MA 02101
                              ABA#011000028
                              Attn: USAA Growth & Income Fund
                              USAA Account Number: 69384998
                              Shareholder(s) Name(s)______________________
                              Shareholder(s) Account Number_______________

ELECTRONIC FUNDS     o Additional  purchases on a regular basis can be deducted
TRANSFER               from  a   bank   account,   paycheck,   income-producing
[CALENDAR GRAPHIC]     investment,  or USAA money market fund account.  Sign up
                       for these  services  when  opening  an  account  or call
                       1-800-531-8448 to add these services.

PHONE                o If you  have an  existing  USAA  account  and  would
1-800-531-8448         like to open a new account or exchange to another USAA
[TELEPHONE GRAPHIC]    fund, call for  instructions.  To open an account by
                       phone, the new account must have the same registration as your existing account.

Redemption of Shares

You may redeem Fund shares by any of the methods described below on any day the NAV per share is calculated. Redemptions are effective on the day instructions are received in a manner as described below. However, if instructions are received after the NAV per share calculation (generally 4:00 p.m. Eastern
Time), redemption will be effective on the next business day.

Within seven days after the effective date of redemption, we will send you your money. Payment for redemption of shares purchased by EFT or check is sent after the EFT or check has cleared, which could take up to 15 days from the purchase date. If you are considering redeeming shares soon after purchase, you should purchase by bank wire or certified check to avoid delay.

In addition, the Company may elect to suspend the redemption of shares or postpone the date of payment in limited circumstances.

HOW TO REDEEM

WRITTEN, FAX,        o Send your written instructions to:
TELEGRAPH, OR                  USAA Shareholder Account Services
TELEPHONE                      9800 Fredericksburg Road
[FAX MACHINE GRAPHIC]          San Antonio, TX  78288

                     o Send a signed fax to 1-800-292-8177, or send a telegram
                       to USAA Shareholder Account Services.

                     o Call toll free 1-800-531-8448, in San Antonio, 456-7202.

Telephone redemption privileges are automatically established when you complete your application. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; and if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. Before any discussion regarding your account, we obtain the following information: (1) USAA number or account number, (2) the name(s) on the account registration, and
(3) social security number or tax identification number for the account registration. In addition, we record all telephone communications with you and send confirmations of account transactions to the address of record. Redemption by telephone, fax, or telegram is not available for shares represented by stock certificates.

IMPORTANT INFORMATION ABOUT PURCHASES AND REDEMPTIONS

Investor's Guide to USAA Mutual Fund Services

Upon your initial investment with us, you will receive the INVESTOR'S GUIDE to help you get the most out of your USAA mutual fund account and to help you in your role as an investor. In the INVESTOR'S GUIDE, you will find additional information on purchases, redemptions, and methods of payment. You will also find in-depth information on automatic investment plans, shareholder statements and reports, and other useful information.

Account Balance

Beginning in September 1998, and occurring each September thereafter, USAA Shareholder Account Services (SAS), the Fund's transfer agent, will assess a small balance account fee of $12 to each shareholder account with a balance, at the time of assessment, of less than $2,000. The fee will reduce total transfer agency fees paid by the Fund to SAS. Accounts exempt from the fee include: (1) any account regularly purchasing additional shares each month through an automatic investment plan; (2) any account registered under the Uniform Gifts/Transfers to Minors Act (UGMA/UTMA); (3) all (non-IRA) money market fund accounts; (4) any account whose registered owner has an aggregate balance of $50,000 or more invested in USAA mutual funds; and (5) all IRA accounts (for the first year the account is open).

Company Rights

The Company reserves the right to:

o reject purchase or exchange orders when in the best interest of the Company;

o limit or discontinue the offering of shares of any portfolio of the Company without notice to the shareholders;

o impose a redemption charge of up to 1% of the net asset value of shares redeemed if circumstances indicate a charge is necessary for the protection of remaining investors (for example, if excessive market-timing share activity unfairly burdens long-term investors); however, this 1% charge will not be imposed upon shareholders unless authorized by the Board of Directors and the required notice has been given to shareholders;

o require a signature guarantee for purchases, redemptions, or changes in account information in those instances where the appropriateness of a signature authorization is in question. The Statement of Additional Information contains information on acceptable guarantors;

o    redeem an account with less than 10 shares, with certain limitations.

EXCHANGES

Exchange Privilege

The exchange privilege is automatic when you complete your application. You may exchange shares among Funds in the USAA Family of Funds, provided you do not hold these shares in stock certificate form and the shares to be acquired are offered in your state of residence. The Fund's transfer agent will simultaneously process exchange redemptions and purchases at the share prices next determined after the exchange order is received. For federal income tax purposes, an exchange between Funds is a taxable event; and as such, you may realize a capital gain or loss.

The Fund has undertaken certain procedures regarding telephone transactions as described on page 12.

Exchange Limitations, Excessive Trading

To minimize Fund costs and to protect the Funds and their shareholders from unfair expense burdens, the Funds restrict excessive exchanges. The limit on exchanges out of any Fund in the USAA Family of Funds for each account is six per calendar year (except there is no limitation on exchanges out of the Tax Exempt Short-Term Fund, Short-Term Bond Fund, or any of the money market funds in the USAA Family of Funds).

SHAREHOLDER INFORMATION

Share Price Calculation

The price at which shareholders purchase and redeem Fund shares is equal to the net asset value (NAV) per share determined on the effective date of the purchase or redemption. You may buy and sell Fund shares at the NAV per share without a sales charge.

When

The Fund's NAV per share is calculated at the close of the regular trading session of the NYSE, which is usually 4:00 p.m. Eastern Time.

How

The NAV per share is calculated by adding the value of all securities and other assets in the Fund, deducting liabilities, and dividing by the number of shares outstanding.

Dividends and Distributions

The Fund pays net investment income dividends quarterly. Any net capital gain distribution usually occurs within 45 days of the July 31 fiscal year end, which would be somewhere around the middle of September. The Fund will make additional payments to shareholders, if necessary, to avoid the imposition of any federal income or excise tax.

All income dividends and capital gain distributions are automatically reinvested, unless we receive different instructions from you. The share price will be the NAV of the Fund shares computed on the ex-dividend date. Any income dividends or capital gain distributions paid by the Fund will reduce the NAV per share by the amount of the dividend or distribution. These dividends and distributions are subject to taxes.

We will invest any dividend or distribution payment returned to us in your account at the then-current NAV per share. Dividend and distribution checks become void six months from the date on the check. The amount of the voided check will be invested in your account at the then-current NAV per share.

Federal Taxes

This tax information is quite general and refers to the federal income tax provisions in effect as of the date of this Prospectus. Note that the recently enacted Taxpayer Relief Act of 1997 and regulations that will likely be created to implement the Act may affect the status and treatment of certain distributions shareholders receive from the Fund. We urge you to consult your own tax adviser about the status of distributions from the Fund in your own state and locality.

FUND - The Fund intends to qualify as a regulated investment company (RIC) under Subchapter M of the Internal Revenue Code of 1986, as amended. As a RIC, the Fund will not be subject to federal income tax on its net investment income and net capital gains distributed to shareholders. Net capital gains are those gains in excess of capital losses.

SHAREHOLDER - Dividends from taxable net investment income and distributions of net short-term capital gains are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares. A portion of these dividends may qualify for the 70% dividends received deduction available to corporations.

Regardless of the length of time you have held the Fund shares, distributions of net long-term capital gains are taxable as long-term capital gains whether received in cash or reinvested in additional shares.

Redemptions and exchanges are subject to income tax based on the difference between the cost of shares when purchased and the price received upon redemption or exchange.

WITHHOLDING - Federal law requires the Fund to withhold and remit to the U.S. Treasury a portion of the income dividends and capital gain distributions and proceeds of redemptions paid to any non-corporate shareholder who:

o    fails to furnish the Fund with a correct tax identification number,
o    underreports dividend or interest income, or
o    fails to certify that he or she is not subject to withholding.

To avoid this withholding requirement, you must certify on your application, or on a separate Form W-9 supplied by the Fund's transfer agent, that your tax identification number is correct and you are not currently subject to backup withholding.

REPORTING - The Fund will report annually to you information concerning the tax status of dividends and distributions for federal income tax purposes.

DESCRIPTION OF SHARES

The Fund is a series of USAA Mutual Fund, Inc. (Company) and is diversified. The Company is an open-end management investment company incorporated under the laws of the State of Maryland. The Company is authorized to issue shares of common stock of separate series, each of which is commonly referred to as a mutual fund. There are ten mutual funds in the Company, including this Fund.

The Company does not hold annual or regular meetings of shareholders and holds special meetings only as required by the Investment Company Act of 1940. The Directors may fill vacancies on the Board or appoint new Directors if the result is that at least two-thirds of the Directors have still been elected by shareholders. Shareholders have one vote per share (with proportionate voting for fractional shares) regardless of the relative net asset value of the shares. If a matter affects an individual fund in the Company, there will be a separate vote of the shareholders of that specific fund. Shareholders collectively holding at least 10% of the outstanding shares of the Company may request a shareholder meeting at any time for the purpose of voting to remove one or more of the Directors. The Company will assist in communicating to other shareholders about the meeting.

                                   APPENDIX A

THE FOLLOWING ARE DESCRIPTIONS OF CERTAIN TYPES OF SECURITIES IN WHICH WE MAY INVEST THE FUND'S ASSETS:

CONVERTIBLE  SECURITIES

We may invest in convertible securities, which are bonds, preferred stocks, and other securities that pay interest or dividends and offer the buyer the option of converting the security into common stock. The value of convertible securities depends partially on interest rate changes and the credit quality of the issuer. Because a convertible security affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the underlying common stock, the value of convertible securities also depends on the price of the underlying common stock.

ILLIQUID SECURITIES
We may not invest more than 15% of the market value of the Fund's net assets in securities which are illiquid. Illiquid securities are those securities that cannot be disposed of in the ordinary course of business in seven days or less at approximately the value at which the Fund has valued the securities.

MONEY MARKET INSTRUMENTS

We may hold a certain portion of the Fund's assets in high-quality, U.S. dollar-denominated debt securities that have remaining maturities of one year or less. Such securities may include U.S. Government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. Government securities, certificates of deposit, bankers' acceptances, bank deposits, and other financial institution obligations. These securities may carry fixed or variable interest rates.

USAA FAMILY OF NO-LOAD MUTUAL FUNDS

The USAA Family of No-Load Mutual Funds includes a variety of Funds, each with different objectives and policies. In combination, these Funds are designed to provide you with the opportunity to formulate your own investment program. You may exchange any shares you hold in any one USAA Fund for shares in any other USAA Fund. For more complete information about other Funds in the USAA Family of Funds, including charges and expenses, call us for a Prospectus. Read it carefully before you invest or send money.

         FUND
       TYPE/NAME                   VOLATILITY
===============================================================================
  CAPITAL APPRECIATION
===============================================================================
  Aggressive Growth                Very high
  Emerging Markets(1)              Very high
  First Start Growth               Moderate to high
  Gold(1)                          Very high
  Growth                           Moderate to high
  Growth & Income                  Moderate
  International(1)                 Moderate to high
  S&P 500 Index(2)                 Moderate
  Science & Technology             Very high
  World Growth(1)                  Moderate to high
===============================================================================
  ASSET ALLOCATION
===============================================================================
  Balanced Strategy                Moderate
  Cornerstone Strategy(1)          Moderate
  Growth and Tax Strategy(3)       Moderate
  Growth Strategy(1)               Moderate to high
  Income Strategy                  Low to moderate
===============================================================================
  INCOME -- TAXABLE
===============================================================================
  GNMA                             Low to moderate
  Income                           Moderate
  Income Stock                     Moderate
  Short-Term Bond                  Low
===============================================================================
  INCOME -- TAX EXEMPT
===============================================================================
  Long-Term(3)                     Moderate
  Intermediate-Term(3)             Low to moderate
  Short-Term(3)                    Low
  State Bond/Income(3,4)           Moderate
===============================================================================
  MONEY MARKET
===============================================================================
  Money Market(5)                  Very low
  Tax Exempt Money Market(3,5)     Very low
  Treasury Money Market Trust(5)   Very low
  State Money Market(3,4,5)        Very low
===============================================================================

1 FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.

2 S&P(R) IS A TRADEMARK OF THE MCGRAW-HILL COMPANIES, INC., AND HAS BEEN LICENSED FOR USE. THE PRODUCT IS NOT SPONSORED, SOLD OR PROMOTED BY STANDARD & POOR'S, AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE PRODUCT.

3    SOME INCOME MAY BE SUBJECT TO STATE OR LOCAL TAXES.

4 CALIFORNIA, FLORIDA, NEW YORK, TEXAS, AND VIRGINIA FUNDS ARE OFFERED ONLY TO RESIDENTS OF THOSE STATES.

5 AN INVESTMENT IN A MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE IS NO ASSURANCE THAT ANY OF THE FUNDS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1 PER SHARE.

                                     NOTES

                                     NOTES

If you would like more information about the Fund, you may call 1-800-531-8181 to request a free copy of the Fund's Statement of Additional Information (SAI), dated December 1, 1997, or the Fund's Annual Report for the year ended July 31, 1997. The SAI and the financial statements contained with the Fund's Annual Report have been filed with the SEC and are legally a part of the Prospectus.


                 INVESTMENT ADVISER,UNDERWRITER AND DISTRIBUTOR
                    USAA Investment Management Company
                            9800 Fredericksburg Road
                           San Antonio, Texas 78288

                    ---------------------------------------

      TRANSFER AGENT                                     CUSTODIAN
USAA Shareholder Account Services           State Street Bank and Trust Company
 9800 Fredericksburg  Road                           P.O. Box 1713
  San Antonio,Texas 78288                       Boston,Massachusetts 02105

                    ---------------------------------------

                              TELEPHONE ASSISTANCE
                         Call toll free - Central Time
                     Monday - Friday 8:00 a.m. to 8:00 p.m.
                        Saturdays 8:30 a.m. to 5:00 p.m.

                    ---------------------------------------

                   FOR ADDITIONAL INFORMATION ON MUTUAL FUNDS
                   1-800-531-8181, (in San Antonio) 456-7211
                For account servicing, exchanges or redemptions
                   1-800-531-8448, (in San Antonio) 456-7202

                    ---------------------------------------

                       RECORDED MUTUAL FUND PRICE QUOTES
                        24-Hour Service (from any phone)
                   1-800-531-8066, (in San Antonio) 498-8066

                    ---------------------------------------

                           MUTUAL FUND TOUCHLINE(R)
                          (from Touchtone phones only)
              For account balance, last transaction or fund prices
                   1-800-531-8777, (in San Antonio) 498-8777



                                USAA EAGLE LOGO

                       USAA INVESTMENT MANAGEMENT COMPANY
                            9800 FREDERICKSBURG ROAD
                            SAN ANTONIO, TEXAS
                                     78288
                                                             [RECYCLED GRAPHIC]
23453-1297            (C) 1997, USAA. All rights reserved.     RECYCLED PAPER

                             USAA INCOME STOCK FUND

                                   Prospectus
                                December 1, 1997

The Fund is a no-load mutual fund offered by USAA Investment Management Company. USAA will seek current income with the prospect of increasing dividend income and the potential for capital appreciation by investing primarily in stocks of well-established, large companies with above-average dividend yields.

SHARES OF THIS FUND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, THE USAA FEDERAL SAVINGS BANK, ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY, ARE SUBJECT TO INVESTMENT RISKS, AND MAY LOSE VALUE.

AS WITH OTHER MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION (SEC) NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS
          Who Manages the Fund?................................  2
          What is the Investment Objective?....................  2
          Is This Fund for You?................................  2
          How Do You Buy?......................................  2
          Fees and Expenses....................................  3
          Financial Highlights.................................  3
          Performance Information..............................  4
          Will the Value of Your Investment Fluctuate?.........  4
          A Word About Risk....................................  5
          Fund Investments.....................................  6

          Fund Management......................................  8
          Using Mutual Funds in an Investment Program..........  9
          How to Invest........................................ 10
          Important Information About
               Purchases and Redemptions....................... 13
          Exchanges............................................ 14
          Shareholder Information.............................. 14
          Description of Shares................................ 16
          Appendix A........................................... 17
          USAA Family of No-Load Mutual Funds.................. 18

THIS PROSPECTUS CONTAINS INFORMATION YOU SHOULD KNOW BEFORE YOU INVEST IN THE FUND. PLEASE READ IT AND KEEP IT FOR FUTURE REFERENCE.

WHO MANAGES THE FUND?

USAA Investment Management Company manages the Fund. For easier reading, USAA Investment Management Company will be referred to as "we" throughout the Prospectus.

WHAT IS THE INVESTMENT OBJECTIVE?

The Fund's investment objective is current income with the prospect of increasing dividend income and the potential for capital appreciation. See FUND INVESTMENTS on page 6 for more information.

IS THIS FUND FOR YOU?

THIS FUND MIGHT BE APPROPRIATE AS PART OF YOUR INVESTMENT PORTFOLIO IF . . .

o You are primarily looking for current income and secondarily capital appreciation.
o  You are willing to accept moderate risk.
o  You are looking for a long-term investment.

THIS FUND MAY NOT BE APPROPRIATE AS PART OF YOUR INVESTMENT PORTFOLIO IF . . .

o Your primary goal is to maximize long-term growth through capital appreciation.
o  You are unable or reluctant to invest for a period of five years or more.
o  You need an investment that provides tax-free income.

If you feel this Fund is not the one for you, refer to page 18 for a complete list of the USAA Family of No-Load Mutual Funds.

HOW DO YOU BUY?

You may make your initial investment directly by mail, in person or, in certain instances, by telephone. Generally, the minimum initial investment is $3,000 [$500 for Uniform Gifts/Transfers to Minors Act (UGMA/UTMA) accounts and $250 for IRAs] and can be made by check or by wire. If you participate in one of our automatic investment plans, your minimum initial investment may be less. There is more information about how to purchase Fund shares on page 10.

FEES AND EXPENSES

This summary shows what it will cost you directly or indirectly to invest in the Fund.

Shareholder Transaction Expenses -- Fees You Pay Directly

There are no fees charged to your account when you buy, sell, or hold Fund shares. However, if you sell shares and request your money by wire transfer, you will pay a $10 fee. (Your bank may also charge a fee for receiving wires.)

Annual Fund Operating Expenses -- Fees You Pay Indirectly

Fund expenses come out of the Fund's assets and are reflected in the Fund's share price and dividends. "Other Expenses" include expenses such as custodian and transfer agent fees. The figures below show actual expenditures during the past fiscal year ended July 31, 1997, and are calculated as a percentage of average net assets.

              Management Fees                     .50%        12b-1 FEES -
              12b-1 Fees                          None        SOME FUNDS CHARGE
              Other Expenses                      .18%        THESE FEES TO PAY
                                                  ----        FOR THE COSTS OF
              Total Fund Operating Expenses       .68%        SELLING FUND
                                                  ====        SHARES.

Example of Effect of Fund Operating Expenses

You would pay the following expenses on a $1,000 investment in the Fund, assuming (1) 5% annual return and (2) redemption at the end of the periods shown.

               1 year................................... $  7
               3 years..................................   22
               5 years..................................   38
              10 years..................................   85

THIS EXAMPLE IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

FINANCIAL HIGHLIGHTS

Please read the Fund's Annual Report furnished with this Prospectus. The Annual Report includes the Fund's financial statements and financial highlights audited by KPMG Peat Marwick LLP, which are legally a part of this Prospectus. The Annual Report includes messages from the President and the Fund's portfolio manager, a listing of the Fund's investments, and additional performance information that you may wish to review.

PERFORMANCE INFORMATION

Please consider performance information in light of the Fund's investment objective and policies and market conditions during the reported time periods. Remember, historical performance might not be repeated in the future. The value of your shares may go up or down. For the most current price and return information for this Fund, you may call TouchLINE(R) at 1-800-531-8777. Press 1 for the Mutual Fund Menu, press 1 again for prices and returns. Then, press 35 followed by the pound sign when asked for a Fund Code.

                              [TELEPHONE GRAPHIC]
                                 TouchLINE (R)
                                1-800-531-8777
                                     press
                                       1
                                     then
                                       1
                                     then
                                     3 5 #

                                Newspaper Symbol
                                     IncStk

You also can find the most current price of your shares in the business section of your newspaper in the mutual fund section under the heading "USAA Group" and the symbol "IncStk."

You may see the Fund's total return quoted in advertisements and reports. All mutual funds must use the same formula to calculate total return. Total return measures the price change in a share assuming the reinvestment of all dividend income and capital gain distributions. You may also see a comparison of the Fund's performance to that of other mutual funds with similar investment objectives and to stock or relevant indexes.

For the following periods ended September 30, 1997, the Fund's average annual total returns have been:

                  1 Year............................... 31.46%
                  5 Years.............................. 16.04%
                 10 Years.............................. 13.55%

Figures on page 5 are different because they are for periods which ended December 31, 1996.

WILL THE VALUE OF YOUR INVESTMENT FLUCTUATE?

Yes, it will. The value of your investment could increase or decrease. The bar chart and table shown on the next page illustrate the Fund's volatility and performance from year to year over the life of the Fund and shows how the Fund's average annual returns for the one- and five-year periods and the life of the Fund compare to those of a broad-based securities market index. Again, remember historical performance might not be repeated in the future.

[BAR CHART]
Total Return -7.78  19.43  27.13  -1.42  27.33   7.80 11.56  -.70  28.62  18.70
             -----  -----  -----  -----  -----  ----- -----  ----  -----  -----
Calendar Yr.  1987*  1988   1989   1990   1991   1992  1993  1994   1995   1996

* FUND COMMENCED OPERATIONS MAY 4, 1987.

TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL DIVIDEND INCOME AND CAPITAL GAIN DISTRIBUTIONS.

===============================================================================
Average Annual Total Returns                 Past      Past     Since Inception
(for the periods ending December 31, 1996)  1 Year    5 Years   on May 4, 1987
-------------------------------------------------------------------------------
  Income Stock Fund                         18.70%    12.76%        12.78%
-------------------------------------------------------------------------------
  S&P 500 Index                             22.95%    15.20%        13.64%
===============================================================================
The S&P 500 Index is a broad-based composite unmanaged index that represents the average performance of a group of 500 widely-held, publicly-traded stocks.

A WORD ABOUT RISK

Portions of this Prospectus describe the risks you will face as an investor in the Fund. Keep in mind that generally investments with a higher potential reward also have a higher risk of losing money. The reverse is also generally true: the lower the risk, the lower the potential reward. However, as you consider an investment in the Fund, you should also take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in this investment for long periods of time to ride out down periods.

[CAUTION LIGHT GRAPHIC]
Look for this symbol throughout the Prospectus. We use it to mark detailed information about the main risks that you will face as a Fund shareholder.

FUND INVESTMENTS

Investment Policies and Risks

   Q   What is the Fund's investment policy?

   A We will invest the Fund's assets primarily in the equity securities of well-established, large companies with above-average dividend yields and in real estate investment trusts (REITs). We attempt to provide a portfolio with a dividend yield above the average of the S&P 500 Index. We use the term "equity securities" to include common stocks, preferred stocks, securities convertible into common stocks, and securities which carry the right to buy common stocks.

       As a temporary defensive measure, we may invest up to 100% of the Fund's assets in high-quality, short-term debt instruments.

[CAUTION LIGHT GRAPHIC]
MARKET RISK. Because this Fund invests in equity securities, including convertible securities, it is subject to market risk. Stock prices in general may decline over short or even extended periods, regardless of the success or failure of an individual company's operations. The stock market tends to run in cycles, with periods when stock prices generally go up and periods when stock prices generally go down. Equity securities tend to go up and down more than bonds.

[CAUTION LIGHT GRAPHIC]
REITS. Investing in REITs may subject the Fund to many of the same risks associated with the direct ownership of real estate. REITs are dependent upon the capabilities of the REIT manager(s) and have limited diversification.

   Q   What other types of securities will the Fund purchase?

   A We may also invest up to 35% of the Fund's net assets in convertible preferred stocks and up to 5% of the Fund's net assets in convertible debt securities measured at the time a security is purchased. These convertible securities may be rated below investment grade as determined by Moody's Investors Service, Inc. or Standard & Poor's Ratings Group or may be unrated.

[CAUTION LIGHT GRAPHIC]
INTEREST RATE RISK. Because the value of convertible securities depends partially on interest rate changes, the value of the Fund's portfolio is subject to interest rate risk. Interest rate risk is the risk that the market value of certain securities, such as convertible securities in the Fund's portfolio, will decline due to rising interest rates. Prior to any conversion into common stock, convertible securities have the same interest rate risk characteristics as bonds. Bond prices are linked to the prevailing market interest rates. In general, when interest rates rise, the prices of bonds fall and when interest rates fall, bond prices generally rise.

[CAUTION LIGHT GRAPHIC]
CREDIT RISK. Because the value of convertible securities depends partially on the issuer's credit quality, the value of the Fund's portfolio is subject to credit risk. Credit risk is the possibility that an issuer of a security will fail to make timely payments of interest or principal. When evaluating potential investments for the Fund, our analysts also assess credit risk and its impact on the Fund's portfolio. Securities rated below investment grade are deemed to be speculative and involve greater risk of default due to changes in interest rates, economic conditions, and the issuer's creditworthiness. As a result, their prices tend to go up or down more than higher-quality securities. During periods of economic downturns or rising interest rates, issuers of such securities may experience financial difficulties which could affect their ability to make timely principal and interest payments. The Fund's ability to timely and accurately value and dispose of lower-quality securities may also be affected by the absence or periodic discontinuance of liquid trading markets.

   Q   May the Fund's assets be invested in securities of foreign issuers?

   A Yes. We may invest up to 10% of the Fund's total assets in American Depositary Receipts (ADRs) or similar forms of ownership interest in securities of foreign issuers deposited with a depositary, and securities of foreign issuers that are traded on U.S. securities exchanges or in U.S. over-the-counter markets.

[CAUTION LIGHT GRAPHIC]
FOREIGN INVESTING. Investing in securities of foreign issuers poses unique risks: currency exchange rate fluctuations; increased price volatility; different accounting, reporting, and disclosure requirements; and political or social instability. In the past, equity and debt instruments of foreign issuers have been more volatile than equity and debt instruments of U.S. issuers.

For additional information about other securities in which we may invest the Fund's assets, see APPENDIX A on page 17.

Investment Restrictions

The following restrictions may only be changed with shareholder approval:

o    The Fund may not invest more than 25% of its total assets in one industry.

o The Fund may not invest more than 5% of its total assets in any one issuer or own more than 10% of the outstanding voting securities of any one issuer. This limitation does not apply to U.S. Government securities, and only applies to 75% of the Fund's total assets.

o The Fund may borrow only for temporary or emergency purposes in an amount not exceeding 33 1/3% of its total assets.

You will find a complete listing of the precise investment restrictions in the Fund's Statement of Additional Information.

FUND MANAGEMENT

The Board of Directors of USAA Mutual Fund, Inc. (Company), of which the Fund is a series, supervises the business affairs of the Company. The Company has retained us, USAA Investment Management Company, to serve as the manager and distributor for the Company.

We are an affiliate of United Services Automobile Association (USAA), a large, diversified financial services institution. As of the date of this Prospectus, we had approximately $36 billion in total assets under management. Our mailing address is 9800 Fredericksburg Road, San Antonio, TX 78288.

We are responsible for managing the Fund's portfolio (including placement of brokerage orders) and its business affairs, subject to the authority of and supervision by the Board of Directors. For our services, the Fund pays us an annual fee. This fee was computed and paid at one-half of one percent (.50%) of average net assets for the fiscal year ended July 31, 1997.

We also provide services related to selling the Fund's shares and receive no compensation for those services.

Although our officers and employees, as well as those of the Company, may engage in personal securities transactions, they are restricted by the procedures in a Joint Code of Ethics adopted by the Company and us.

Portfolio Transactions

USAA Brokerage Services, our discount brokerage service, may execute purchases and sales of equity securities for the Fund's portfolio. The Board of Directors has adopted procedures to ensure that any commissions paid to USAA Brokerage Services are reasonable and fair.

Portfolio Manager

The following individual is primarily responsible for managing the Fund:

Harry W. Miller, Senior Vice President of Equity Investments since October 1987, has managed the Fund since January 1989. Mr. Miller has 40 years investment management experience and has worked for us for 23 years. He earned the Chartered Financial Analyst designation in 1968 and is a member of the Association for Investment Management and Research and the San Antonio Financial Analysts Society, Inc. He holds an MBA from the University of Southern California and a BS from Rider University, New Jersey.

[PHOTOGRAPH OF PORTFOLIO MANAGER]
Harry W. Miller

USING MUTUAL FUNDS IN
AN INVESTMENT PROGRAM

I. The Idea Behind Mutual Funds

Mutual funds provide small investors some of the advantages enjoyed by wealthy investors. A relatively small investment can buy part of a diversified portfolio. That portfolio is managed by investment professionals, relieving you of the need to make individual stock or bond selections. You also enjoy conveniences, such as daily pricing, liquidity, and in the case of the USAA Family of Funds, no sales charge. The portfolio, because of its size, has lower transaction costs on its trades than most individuals would have. As a result, you own an investment that in earlier times would have been available only to very wealthy people.

II. Using Funds in an Investment Program

In choosing a mutual fund as an investment vehicle, you are giving up some investment decisions, but must still make others. The decisions you don't have to make are those involved with choosing individual securities. We will perform that function. In addition, we will arrange for the safekeeping of securities, auditing the annual financial statements, and daily valuation of the Fund, as well as other functions.

You, however, retain at least part of the responsibility for an equally important decision. This decision involves determining a portfolio of mutual funds that balances your investment goals with your tolerance for risk. It is likely that this decision may include the use of more than one fund of the USAA Family of Funds.

For example, assume you wish to invest in a widely-diversified, common stock portfolio. You could combine an investment in the Income Stock Fund with investments in other mutual funds that invest in stocks of large and small companies and high-dividend stocks. This is just one way you could combine funds that fit your own risk and reward goals.

III. USAA's Family of Funds

We offer you another alternative for asset allocation with our asset strategy funds listed on page 18. These unique mutual funds provide a professionally managed diversified investment portfolio within a mutual fund. They are designed for the individual who prefers to delegate the asset allocation process to an investment manager and are structured to achieve diversification across a number of investment categories.

Whether you prefer to create your own mix of mutual funds or use a USAA Asset Strategy Fund, the USAA Family of Funds provides a broad range of choices covering just about any investor's investment objectives. Our sales representatives stand ready to assist you with your choices and to help you craft a portfolio which meets your needs.

HOW TO INVEST

Purchase of Shares

OPENING AN ACCOUNT

You may open an account and make an investment as described below by mail, in person, bank wire, electronic funds transfer (EFT), or phone. A complete, signed application is required for each new account.

TAX ID NUMBER
Each shareholder named on the account must provide a social security number or tax identification number to avoid possible withholding requirements.

EFFECTIVE DATE
When you make a purchase, your purchase price will be the net asset value (NAV) per share next determined after we receive your request in proper form as described below. The Fund's NAV is determined at the close of the regular trading session (generally 4:00 p.m. Eastern Time) of the New York Stock Exchange (NYSE) each day the NYSE is open. If we receive your request prior to that time, your purchase price will be the NAV per share determined for that day. If we receive your request after the NAV per share is calculated, the purchase will be effective on the next business day. If you plan to purchase Fund shares with a foreign check, we suggest you convert your foreign check to U.S. dollars prior to investment in the Fund to avoid a potential delay in the effective date of your purchase of up to four to six weeks. Furthermore, a bank charge may be assessed in the clearing process, which will be deducted from the amount of the purchase.

MINIMUM INVESTMENTS

INITIAL PURCHASE
[MONEY GRAPHIC]      o $3,000  [$500  Uniform  Gifts/Transfers  to  Minors  Act
                       (UGMA/UTMA) accounts and $250 for IRAs] or no initial investment if you elect to have monthly electronic investments of at least $50 each. We may periodically offer programs that reduce the minimum amounts for monthly electronic investments. Employees of USAA and its affiliated companies may open an account through payroll deduction for as little as $25 per pay period with no initial investment.

ADDITIONAL PURCHASES o $50

HOW TO PURCHASE

MAIL                 o To open an account, send your application and check to:
[ENVELOPE GRAPHIC]            USAA Investment Management Company
                              9800 Fredericksburg Road
                              San Antonio, TX 78288

                     o To add to  your  account,  send  your  check  and  the
                       "Invest by Mail" stub that accompanies your Fund's transaction confirmation to the Transfer Agent:
                              USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, TX 78288

IN PERSON            o To open an account, bring your application and check to:
[PEOPLE GRAPHIC]              USAA Investment Management Company
                              USAA Federal Savings Bank
                              10750 Robert F. McDermott Freeway, San Antonio

BANK WIRE            o Instruct  your bank (which may charge a fee for
[ENVELOPE WIRE         the service) to wire the specified  amount to the Fund
GRAPHIC]               as follows:
                              State Street Bank and Trust Company
                              Boston, MA 02101
                              ABA#011000028
                              Attn: USAA Income Stock Fund
                              USAA Account Number: 69384998
                              Shareholder(s) Name(s)______________________
                              Shareholder(s) Account Number_______________

ELECTRONIC FUNDS     o Additional  purchases on a regular basis can be deducted
TRANSFER               from  a   bank   account,   paycheck,   income-producing
[CALENDAR GRAPHIC]     investment,  or USAA money market fund account.  Sign up
                       for these  services  when  opening  an  account  or call
                       1-800-531-8448 to add these services.

PHONE                o If you  have an  existing  USAA  account  and  would
1-800-531-8448         like to open a new account or exchange to another USAA
[TELEPHONE GRAPHIC]    fund, call for  instructions.  To open an account by
                       phone, the new account must have the same registration as your existing account.

Redemption of Shares

You may redeem Fund shares by any of the methods described below on any day the NAV per share is calculated. Redemptions are effective on the day instructions are received in a manner as described below. However, if instructions are received after the NAV per share calculation (generally 4:00 p.m. Eastern
Time), redemption will be effective on the next business day.

Within seven days after the effective date of redemption, we will send you your money. Payment for redemption of shares purchased by EFT or check is sent after the EFT or check has cleared, which could take up to 15 days from the purchase date. If you are considering redeeming shares soon after purchase, you should purchase by bank wire or certified check to avoid delay.

In addition, the Company may elect to suspend the redemption of shares or postpone the date of payment in limited circumstances.

HOW  TO  REDEEM

WRITTEN, FAX,        o Send your written instructions to:
TELEGRAPH, OR                  USAA Shareholder Account Services
TELEPHONE                      9800 Fredericksburg Road
[FAX MACHINE GRAPHIC]          San Antonio, TX  78288

                     o Send a signed fax to 1-800-292-8177,  or send a telegram to USAA Shareholder Account Services.

                     o Call toll free 1-800-531-8448, in San Antonio, 456-7202.

Telephone redemption privileges are automatically established when you complete your application. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; and if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. Before any discussion regarding your account, we obtain the following information: (1) USAA number or account number, (2) the name(s) on the account registration, and
(3) social security number or tax identification number for the account registration. In addition, we record all telephone communications with you and send confirmations of account transactions to the address of record. Redemption by telephone, fax, or telegram is not available for shares represented by stock certificates.

IMPORTANT INFORMATION ABOUT
PURCHASES AND REDEMPTIONS

Investor's Guide to USAA Mutual Fund Services

Upon your initial investment with us, you will receive the INVESTOR'S GUIDE to help you get the most out of your USAA mutual fund account and to help you in your role as an investor. In the INVESTOR'S GUIDE, you will find additional information on purchases, redemptions, and methods of payment. You will also find in-depth information on automatic investment plans, shareholder statements and reports, and other useful information.

Account Balance

Beginning in September 1998, and occurring each September thereafter, USAA Shareholder Account Services (SAS), the Fund's transfer agent, will assess a small balance account fee of $12 to each shareholder account with a balance, at the time of assessment, of less than $2,000. The fee will reduce total transfer agency fees paid by the Fund to SAS. Accounts exempt from the fee include: (1) any account regularly purchasing additional shares each month through an automatic investment plan; (2) any account registered under the Uniform Gifts/Transfers to Minors Act (UGMA/UTMA); (3) all (non-IRA) money market fund accounts; (4) any account whose registered owner has an aggregate balance of $50,000 or more invested in USAA mutual funds; and (5) all IRA accounts (for the first year the account is open).

Company Rights

The Company reserves the right to:

o reject purchase or exchange orders when in the best interest of the Company;

o limit or discontinue the offering of shares of any portfolio of the Company without notice to the shareholders;

o impose a redemption charge of up to 1% of the net asset value of shares redeemed if circumstances indicate a charge is necessary for the protection of remaining investors (for example, if excessive market-timing share activity unfairly burdens long-term investors); however, this 1% charge will not be imposed upon shareholders unless authorized by the Board of Directors and the required notice has been given to shareholders;

o require a signature guarantee for purchases, redemptions, or changes in account information in those instances where the appropriateness of a signature authorization is in question. The Statement of Additional Information contains information on acceptable guarantors;

o    redeem an account with less than 10 shares, with certain limitations.

EXCHANGES

Exchange Privilege

The exchange privilege is automatic when you complete your application. You may exchange shares among Funds in the USAA Family of Funds, provided you do not hold these shares in stock certificate form and the shares to be acquired are offered in your state of residence. The Fund's transfer agent will simultaneously process exchange redemptions and purchases at the share prices next determined after the exchange order is received. For federal income tax purposes, an exchange between Funds is a taxable event; and as such, you may realize a capital gain or loss.

The Fund has undertaken certain procedures regarding telephone transactions as described on page 12.

Exchange Limitations, Excessive Trading

To minimize Fund costs and to protect the Funds and their shareholders from unfair expense burdens, the Funds restrict excessive exchanges. The limit on exchanges out of any Fund in the USAA Family of Funds for each account is six per calendar year (except there is no limitation on exchanges out of the Tax Exempt Short-Term Fund, Short-Term Bond Fund, or any of the money market funds in the USAA Family of Funds).

SHAREHOLDER INFORMATION

Share Price Calculation

The price at which shareholders purchase and redeem Fund shares is equal to the net asset value (NAV) per share determined on the effective date of the purchase or redemption. You may buy and sell Fund shares at the NAV per share without a sales charge.

When

The Fund's NAV per share is calculated at the close of the regular trading session of the NYSE, which is usually 4:00 p.m. Eastern Time.

How

The NAV per share is calculated by adding the value of all securities and other assets in the Fund, deducting liabilities, and dividing by the number of shares outstanding.

Dividends and Distributions

The Fund pays net investment income dividends quarterly. Any net capital gain distribution usually occurs within 45 days of the July 31 fiscal year end, which would be somewhere around the middle of September. The Fund will make additional payments to shareholders, if necessary, to avoid the imposition of any federal income or excise tax.

All income dividends and capital gain distributions are automatically reinvested, unless we receive different instructions from you. The share price will be the NAV of the Fund shares computed on the ex-dividend date. Any income dividends or capital gain distributions paid by the Fund will reduce the NAV per share by the amount of the dividend or distribution. These dividends and distributions are subject to taxes.

We will invest any dividend or distribution payment returned to us in your account at the then-current NAV per share. Dividend and distribution checks become void six months from the date on the check. The amount of the voided check will be invested in your account at the then-current NAV per share.

Federal Taxes

This tax information is quite general and refers to the federal income tax provisions in effect as of the date of this Prospectus. Note that the recently enacted Taxpayer Relief Act of 1997 and regulations that will likely be created to implement the Act may affect the status and treatment of certain distributions shareholders receive from the Fund. We urge you to consult your own tax adviser about the status of distributions from the Fund in your own state and locality.

FUND - The Fund intends to qualify as a regulated investment company (RIC) under Subchapter M of the Internal Revenue Code of 1986, as amended. As a RIC, the Fund will not be subject to federal income tax on its net investment income and net capital gains distributed to shareholders. Net capital gains are those gains in excess of capital losses.

SHAREHOLDER - Dividends from taxable net investment income and distributions of net short-term capital gains are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares. A portion of these dividends may qualify for the 70% dividends received deduction available to corporations.

Regardless of the length of time you have held the Fund shares, distributions of net long-term capital gains are taxable as long-term capital gains whether received in cash or reinvested in additional shares.

Redemptions and exchanges are subject to income tax based on the difference between the cost of shares when purchased and the price received upon redemption or exchange.

WITHHOLDING - Federal law requires the Fund to withhold and remit to the U.S. Treasury a portion of the income dividends and capital gain distributions and proceeds of redemptions paid to any non-corporate shareholder who:

o    fails to furnish the Fund with a correct tax identification number,
o    underreports dividend or interest income, or
o    fails to certify that he or she is not subject to withholding.

To avoid this withholding requirement, you must certify on your application, or on a separate Form W-9 supplied by the Fund's transfer agent, that your tax identification number is correct and you are not currently subject to backup withholding.

REPORTING - The Fund will report annually to you information concerning the tax status of dividends and distributions for federal income tax purposes.

DESCRIPTION OF SHARES

The Fund is a series of USAA Mutual Fund, Inc. (Company) and is diversified. The Company is an open-end management investment company incorporated under the laws of the State of Maryland. The Company is authorized to issue shares of common stock of separate series, each of which is commonly referred to as a mutual fund. There are ten mutual funds in the Company, including this Fund.

The Company does not hold annual or regular meetings of shareholders and holds special meetings only as required by the Investment Company Act of 1940. The Directors may fill vacancies on the Board or appoint new Directors if the result is that at least two-thirds of the Directors have still been elected by shareholders. Shareholders have one vote per share (with proportionate voting for fractional shares) regardless of the relative net asset value of the shares. If a matter affects an individual fund in the Company, there will be a separate vote of the shareholders of that specific fund. Shareholders collectively holding at least 10% of the outstanding shares of the Company may request a shareholder meeting at any time for the purpose of voting to remove one or more of the Directors. The Company will assist in communicating to other shareholders about the meeting.

                                   APPENDIX A

THE FOLLOWING ARE DESCRIPTIONS OF CERTAIN TYPES OF SECURITIES IN WHICH WE MAY INVEST THE FUND'S ASSETS:

CONVERTIBLE SECURITIES

We may invest in convertible securities, which are bonds, preferred stocks, and other securities that pay interest or dividends and offer the buyer the option of converting the security into common stock. The value of convertible securities depends partially on interest rate changes and the credit quality of the issuer. Because a convertible security affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the underlying common stock, the value of convertible securities also depends on the price of the underlying common stock.

ILLIQUID SECURITIES
We may not invest more than 15% of the market value of the Fund's net assets in securities which are illiquid. Illiquid securities are those securities that cannot be disposed of in the ordinary course of business in seven days or less at approximately the value at which the Fund has valued the securities.

MONEY MARKET INSTRUMENTS

We may hold a certain portion of the Fund's assets in high-quality, U.S. dollar-denominated debt securities that have remaining maturities of one year or less. Such securities may include U.S. Government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. Government securities, certificates of deposit, bankers' acceptances, bank deposits, and other financial institution obligations. These securities may carry fixed or variable interest rates.

CALL OPTIONS
We may write covered call options with respect to not more than 5% of the Fund's total assets.

USAA FAMILY OF NO-LOAD MUTUAL FUNDS

The USAA Family of No-Load Mutual Funds includes a variety of Funds, each with different objectives and policies. In combination, these Funds are designed to provide you with the opportunity to formulate your own investment program. You may exchange any shares you hold in any one USAA Fund for shares in any other USAA Fund. For more complete information about other Funds in the USAA Family of Funds, including charges and expenses, call us for a Prospectus. Read it carefully before you invest or send money.

         FUND
       TYPE/NAME                   VOLATILITY
===============================================================================
  CAPITAL APPRECIATION
===============================================================================
  Aggressive Growth                Very high
  Emerging Markets(1)              Very high
  First Start Growth               Moderate to high
  Gold(1)                          Very high
  Growth                           Moderate to high
  Growth & Income                  Moderate
  International(1)                 Moderate to high
  S&P 500 Index(2)                 Moderate
  Science & Technology             Very high
  World Growth(1)                  Moderate to high
===============================================================================
  ASSET ALLOCATION
===============================================================================
  Balanced Strategy                Moderate
  Cornerstone Strategy(1)          Moderate
  Growth and Tax Strategy(3)       Moderate
  Growth Strategy(1)               Moderate to high
  Income Strategy                  Low to moderate
===============================================================================
  INCOME -- TAXABLE
===============================================================================
  GNMA                             Low to moderate
  Income                           Moderate
  Income Stock                     Moderate
  Short-Term Bond                  Low
===============================================================================
  INCOME -- TAX EXEMPT
===============================================================================
  Long-Term(3)                     Moderate
  Intermediate-Term(3)             Low to moderate
  Short-Term(3)                    Low
  State Bond/Income(3,4)           Moderate
===============================================================================
  MONEY MARKET
===============================================================================
  Money Market(5)                  Very low
  Tax Exempt Money Market(3,5)     Very low
  Treasury Money Market Trust(5)   Very low
  State Money Market(3,4,5)        Very low
===============================================================================

1 FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.

2 S&P(R) IS A TRADEMARK OF THE MCGRAW-HILL COMPANIES, INC., AND HAS BEEN LICENSED FOR USE. THE PRODUCT IS NOT SPONSORED, SOLD OR PROMOTED BY STANDARD & POOR'S, AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE PRODUCT.

3    SOME INCOME MAY BE SUBJECT TO STATE OR LOCAL TAXES.

4 CALIFORNIA, FLORIDA, NEW YORK, TEXAS, AND VIRGINIA FUNDS ARE OFFERED ONLY TO RESIDENTS OF THOSE STATES.

5 AN INVESTMENT IN A MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE IS NO ASSURANCE THAT ANY OF THE FUNDS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1 PER SHARE.

                                     NOTES

                                     NOTES

If you would like more information about the Fund, you may call 1-800-531-8181 to request a free copy of the Fund's Statement of Additional Information (SAI), dated December 1, 1997, or the Fund's Annual Report for the year ended July 31, 1997. The SAI and the financial statements contained with the Fund's Annual Report have been filed with the SEC and are legally a part of the Prospectus.


                 INVESTMENT ADVISER,UNDERWRITER AND DISTRIBUTOR
                    USAA Investment Management Company
                            9800 Fredericksburg Road
                           San Antonio, Texas 78288

                    ---------------------------------------

      TRANSFER AGENT                                   CUSTODIAN
USAA Shareholder Account Services           State Street Bank and Trust Company
 9800 Fredericksburg Road                            P.O. Box 1713
  San Antonio,Texas 78288                       Boston,Massachusetts 02105

                    ---------------------------------------

                              TELEPHONE ASSISTANCE
                         Call toll free - Central Time
                     Monday - Friday 8:00 a.m. to 8:00 p.m.
                        Saturdays 8:30 a.m. to 5:00 p.m.

                    ---------------------------------------

                   FOR ADDITIONAL INFORMATION ON MUTUAL FUNDS
                   1-800-531-8181, (in San Antonio) 456-7211
                For account servicing, exchanges or redemptions
                   1-800-531-8448, (in San Antonio) 456-7202

                    ---------------------------------------

                       RECORDED MUTUAL FUND PRICE QUOTES
                        24-Hour Service (from any phone)
                   1-800-531-8066, (in San Antonio) 498-8066

                    ---------------------------------------

                            MUTUAL FUND TOUCHLINE(R)
                          (from Touchtone phones only)
              For account balance, last transaction or fund prices
                   1-800-531-8777, (in San Antonio) 498-8777



                                USAA EAGLE LOGO

                       USAA INVESTMENT MANAGEMENT COMPANY
                            9800 FREDERICKSBURG ROAD
                            SAN ANTONIO, TEXAS
                                     78288
                                                             [RECYCLED GRAPHIC]
23454-1297            (C) 1997, USAA. All rights reserved.     RECYCLED PAPER

                                USAA INCOME FUND

                                   Prospectus
                                December 1, 1997

The Fund is a no-load mutual fund offered by USAA Investment Management Company. USAA will seek maximum current income without undue risk to principal by investing primarily in income producing securities.

SHARES OF THIS FUND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, THE USAA FEDERAL SAVINGS BANK, ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY, ARE SUBJECT TO INVESTMENT RISKS, AND MAY LOSE VALUE.

AS WITH OTHER MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION (SEC) NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS
          Who Manages the Fund?..............................  2
          What is the Investment Objective?..................  2
          Is This Fund for You?..............................  2
          How Do You Buy?....................................  2
          Fees and Expenses..................................  3
          Financial Highlights...............................  3
          Performance Information............................  4
          Will the Value of Your Investment Fluctuate?.......  4
          A Word About Risk..................................  5
          Fund Investments...................................  6
          Fund Management....................................  8
          Using Mutual Funds in an Investment Program........  9
          How to Invest...................................... 10

          Important Information About
          Purchases and Redemptions.......................... 13
          Exchanges.......................................... 14
          Shareholder Information............................ 15
          Description of Shares.............................. 17
          Appendix A......................................... 18
          USAA Family of No-Load Mutual Funds................ 21

THIS PROSPECTUS CONTAINS INFORMATION YOU SHOULD KNOW BEFORE YOU INVEST IN THE FUND. PLEASE READ IT AND KEEP IT FOR FUTURE REFERENCE.

WHO MANAGES THE FUND?

USAA Investment Management Company manages the Fund. For easier reading, USAA Investment Management Company will be referred to as "we" throughout the Prospectus.

WHAT IS THE INVESTMENT OBJECTIVE?

The Fund's investment objective is maximum current income without undue risk to principal. See FUND INVESTMENTS on page 6 for more information.

IS THIS FUND FOR YOU?

THIS FUND MIGHT BE APPROPRIATE AS PART OF YOUR INVESTMENT PORTFOLIO IF . . .

   o  You need steady income.
   o  You are willing to accept moderate risk.
   o  You are looking for a long-term investment.

THIS FUND MAY NOT BE APPROPRIATE AS PART OF YOUR INVESTMENT PORTFOLIO IF . . .

   o  Your primary goal is to maximize long-term growth.
   o  You are unable or reluctant to invest for a period of four years or more.
   o  You need an investment that provides tax-free income.

If you feel this Fund is not the one for you, refer to page 21 for a complete list of the USAA Family of No-Load Mutual Funds.

HOW DO YOU BUY?

You may make your initial investment directly by mail, in person or, in certain instances, by telephone. Generally, the minimum initial investment is $3,000 [$500 for Uniform Gifts/Transfers to Minors Act (UGMA/UTMA) accounts and $250 for IRAs] and can be made by check or by wire. If you participate in one of our automatic investment plans, your minimum initial investment may be less. There is more information about how to purchase Fund shares on page 10.

FEES AND EXPENSES

This summary shows what it will cost you directly or indirectly to invest in the Fund.

Shareholder Transaction Expenses -- Fees You Pay Directly

There are no fees charged to your account when you buy, sell, or hold Fund shares. However, if you sell shares and request your money by wire transfer, you will pay a $10 fee. (Your bank may also charge a fee for receiving wires.)

Annual Fund Operating Expenses -- Fees You Pay Indirectly

Fund expenses come out of the Fund's assets and are reflected in the Fund's share price and dividends. "Other Expenses" include expenses such as custodian and transfer agent fees. The figures below show actual expenditures during the past fiscal year ended July 31, 1997, and are calculated as a percentage of average net assets.

              Management Fees                     .24%        12b-1 FEES -
              12b-1 Fees                          None        Some funds charge
              Other Expenses                      .15%        these fees to pay
                                                  ----        for the costs of
              Total Fund Operating Expenses       .39%        selling fund
                                                  ====        shares.

Example of Effect of Fund Operating Expenses

You would pay the following expenses on a $1,000 investment in the Fund, assuming (1) 5% annual return and (2) redemption at the end of the periods shown.

               1 year................................... $   4
               3 years..................................    13
               5 years..................................    22
              10 years..................................    49

THIS EXAMPLE IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

FINANCIAL HIGHLIGHTS

Please read the Fund's Annual Report furnished with this Prospectus. The Annual Report includes the Fund's financial statements and financial highlights audited by KPMG Peat Marwick LLP, which are legally a part of this Prospectus. The Annual Report includes messages from the President and the Fund's portfolio manager, a listing of the Fund's investments, and additional performance information that you may wish to review.

PERFORMANCE INFORMATION

Please consider performance information in light of the Fund's investment objective and policies and market conditions during the reported time periods. Remember, historical performance might not be repeated in the future. The value of your shares may go up or down. For the most current price, yield, and return information for this Fund, you may call TouchLINE(R) at 1-800-531-8777. Press 1 for the Mutual Fund Menu, press 1 again for prices, yields and returns. Then, press 40 followed by the pound sign when asked for a Fund Code.

                              [TELEPHONE GRAPHIC]
                                 TouchLINE (R)
                                1-800-531-8777
                                     press
                                       1
                                     then
                                       1
                                     then
                                     4 0 #

                                Newspaper Symbol
                                     Inco

You also can find the most current price of your shares in the business section of your newspaper in the mutual fund section under the heading "USAA Group" and the symbol "Inco."

You may see the Fund's total return quoted in advertisements and reports. All mutual funds must use the same formula to calculate total return. Yield is the annualized net income of the Fund during a specified 30-day period as a percentage of the Fund's share price. Total return measures the price change in a share assuming the reinvestment of all dividend income and capital gain distributions. You may also see a comparison of the Fund's performance to that of other mutual funds with similar investment objectives and to bond or relevant indexes.

For the following periods ended September 30, 1997, the Fund's average annual total returns have been:

               1 Year................................   11.55%
               5 Years...............................    7.35%
              10 Years...............................   10.31%

Figures on page 5 are different because they are for periods which ended December 31, 1996.

WILL THE VALUE OF YOUR INVESTMENT FLUCTUATE?

Yes, it will. The value of your investment could increase or decrease. The bar chart and table shown on the next page illustrate the Fund's volatility and performance from year to year over the past ten years and shows how the Fund's average annual returns for the one-, five-, and ten-year periods compare to those of a broad-based securities market index. Again, remember historical performance might not be repeated in the future.

[BAR CHART]
Total Return  3.46   9.98  16.30   7.69  19.38   8.37  9.94  -5.21  24.47  1.33
              ----   ----  -----   ----  -----   ----  ----  -----  -----  ----
Calendar Yr.  1987   1988   1989   1990   1991   1992  1993   1994   1995  1996

TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL DIVIDEND INCOME AND CAPITAL GAIN DISTRIBUTIONS.

  =============================================================================
  Average Annual Total Returns                    Past        Past       Past
  (for the periods ending December 31, 1996)     1 Year      5 Years   10 Years
  -----------------------------------------------------------------------------
  Income Fund                                    1.33%        7.33%     9.25%
  -----------------------------------------------------------------------------
  Lehman Bros. Aggregate Bond Index              3.63%        7.04%     8.47%
  =============================================================================
The Lehman Bros. Aggregate Bond Index is an unmanaged index of the Government/Corporate Index, the Mortgage-Backed Securities Index, and the Asset-Backed Securities Index.

A WORD ABOUT RISK

Portions of this Prospectus describe the risks you will face as an investor in the Fund. Keep in mind that generally investments with a higher potential reward also have a higher risk of losing money. The reverse is also generally true: the lower the risk, the lower the potential reward. However, as you consider an investment in the Fund, you should also take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in this investment for long periods of time to ride out down periods.

[CAUTION LIGHT GRAPHIC]
Look for this symbol throughout the Prospectus. We use it to mark detailed information about the main risks that you will face as a Fund shareholder.

FUND INVESTMENTS

Investment Policies and Risks

   Q   What is the Fund's investment policy?

   A We will invest the Fund's assets primarily in U.S. dollar-denominated securities that have been selected for their high yields relative to the risk involved. Consistent with this policy, when interest rates rise, we will invest a greater portion of the Fund's portfolio in securities whose value we believe to be less sensitive to interest rate changes.

       As a temporary defensive measure, we may invest up to 100% of the Fund's assets in high-quality, short-term debt instruments.

[CAUTION  LIGHT  GRAPHIC]
INTEREST RATE RISK. As a mutual fund investing in bonds, the Fund is subject to the risk that the market value of the bonds will decline due to rising interest rates. Bond prices are linked to the prevailing market interest rates. In general, when interest rates rise, the prices of bonds fall and when interest rates fall, bond prices generally rise. The price volatility of a bond also depends on its maturity. Generally, the longer the maturity of a bond, the greater its sensitivity to interest rates. To compensate investors for this higher risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities.

   Q   What types of securities will the Fund's portfolio consist of?

   A   The Fund's portfolio may consist of any of the follwing:

       o Obligations of the U.S. Government, its agents, and instrumentalities;
       o Mortgage-backed securities; o Asset-backed securities;
       o Corporate debt securities such as notes, bonds, and commercial paper;
       o Debt securities of real estate investment trusts;
       o U.S. bank obligations, including certificates of deposit and banker's acceptances;
       o Obligations of state and local governments and their agencies and instrumentalities;
       o Master demand notes;
       o Eurodollar obligations;

       o Yankee obligations;
       o Other debt securities;
       o Common stocks;
       o Preferred stocks.

       Further description of these securities is  found in APPENDIX A on page
       18.

   Q What will be the quality of debt securities that the Fund's assets will be invested in?

   A We will invest the Fund's assets in debt securities, which at the time of purchase, must be investment grade. Investment-grade securities are those securities issued or guaranteed by the U.S. Government, its agencies, and instrumentalities; those rated within the four highest long-term rating categories by:

       o Moody's Investors Services, Inc.,
       o Standard & Poor's Ratings Group,
       o Fitch Investors Service, Inc., or
       o Duff and Phelps;

       or . . . if unrated by those four agencies, we must determine that these securities are of equivalent investment quality.

   Q   What happens if the rating of a security is downgraded?

   A If the rating of a security is downgraded below investment grade, we will determine whether it is in the best interest of the Fund's shareholders to continue to hold the security in the Fund's portfolio. If downgrades result in more than 5% of the Fund's net assets being invested in securities that are less than investment-grade quality, we will take immediate action to reduce the Fund's holdings in such securities to 5% or less of the Fund's net assets, unless otherwise directed by the Board of Directors.

[CAUTION LIGHT GRAPHIC]
CREDIT RISK. Credit risk is the possibility that an issuer of a fixed income instrument such as a bond or repurchase agreement will fail to make timely payments of interest or principal. We attempt to minimize the Fund's credit risk by investing in securities considered investment grade at the time of purchase. When evaluating potential investments for the Fund, our analysts also assess credit risk and its impact on the Fund's portfolio. Nevertheless, even investment-grade securities are subject to some credit risk. Securities in the lowest-rated, investment-grade category have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capability to make principal and interest payments on these securities than is the case for higher-rated securities. In addition, the ratings of securities are estimates by the rating agencies of the credit quality of the securities. The ratings may not take into account every risk that interest or principal will be repaid on a timely basis.

   Q   What other risks apply to the Fund's portfolio?

   A MARKET RISK. Because this Fund invests in equity securities, it is subject to market risk. Stock prices in general may decline over short or even extended periods, regardless of the success or failure of an individual company's operations. The stock market tends to run in cycles, with periods when stock prices generally go up and periods when stock prices generally go down. Equity securities tend to go up and down more than bonds.

For additional information about other securities in which we may invest the Fund's assets, see APPENDIX A on page 18.

Investment Restrictions

The following restrictions may only be changed with shareholder approval:

       o The Fund may not invest more than 25% of its total assets in one industry.

       o The Fund may not invest more than 5% of its total assets in any one issuer or own more than 10% of the outstanding voting securities of any one issuer. This limitation does not apply to U.S. Government securities, and only applies to 75% of the Fund's total assets.

       o The Fund may borrow only for temporary or emergency purposes in an amount not exceeding 33 1/3% of its total assets.

You will find a complete listing of the precise investment restrictions in the Fund's Statement of Additional Information.

FUND MANAGEMENT

The Board of Directors of USAA Mutual Fund, Inc. (Company), of which the Fund is a series, supervises the business affairs of the Company. The Company has retained us, USAA Investment Management Company, to serve as the manager and distributor for the Company.

We are an affiliate of United Services Automobile Association (USAA), a large, diversified financial services institution. As of the date of this Prospectus, we had approximately $36 billion in total assets under management. Our mailing address is 9800 Fredericksburg Road, San Antonio, TX 78288.

We are responsible for managing the Fund's portfolio (including placement of brokerage orders) and its business affairs, subject to the authority of and supervision by the Board of Directors. For our services, the Fund pays us an annual fee. This fee was computed and paid at twenty-four one hundredths (.24%) of average net assets for the fiscal year ended July 31, 1997.

We also provide services related to selling the Fund's shares and receive no compensation for those services.

Although our officers and employees, as well as those of the Company, may engage in personal securities transactions, they are restricted by the procedures in a Joint Code of Ethics adopted by the Company and us.

Portfolio Transactions

USAA Brokerage Services, our discount brokerage service, may execute purchases and sales of equity securities for the Fund's portfolio. The Board of Directors has adopted procedures to ensure that any commissions paid to USAA Brokerage Services are reasonable and fair.

Portfolio Manager

The following individual is primarily responsible for managing the Fund:

John W. Saunders, Jr., Senior Vice President of Fixed Income Investments since October 1985, has managed the Fund since October 1985. Mr. Saunders has 28 years investment management experience and has worked for us for 27 years. He earned the Chartered Financial Analyst designation in 1976 and is a member of the Association for Investment Management and Research and the San Antonio Financial Analysts Society, Inc. He holds a BS from Portland State University, Oregon.

[PHOTOGRAPH OF PORTFOLIO MANAGER]
John W. Saunders, Jr.

USING MUTUAL FUNDS IN
AN INVESTMENT PROGRAM

I. The Idea Behind Mutual Funds

Mutual funds provide small investors some of the advantages enjoyed by wealthy investors. A relatively small investment can buy part of a diversified portfolio. That portfolio is managed by investment professionals, relieving you of the need to make individual stock or bond selections. You also enjoy conveniences, such as daily pricing, liquidity, and in the case of the USAA Family of Funds, no sales charge. The portfolio, because of its size, has lower transaction costs on its trades than most individuals would have. As a result, you own an investment that in earlier times would have been available only to very wealthy people.

II. Using Funds in an Investment Program

In choosing a mutual fund as an investment vehicle, you are giving up some investment decisions, but must still make others. The decisions you don't have to make are those involved with choosing individual securities. We will perform that function. In addition, we will arrange for the safekeeping of securities, auditing the annual financial statements, and daily valuation of the Fund, as well as other functions.

You, however, retain at least part of the responsibility for an equally important decision. This decision involves determining a portfolio of mutual funds that balances your investment goals with your tolerance for risk. It is likely that this decision may include the use of more than one fund of the USAA Family of Funds.

For example, assume you wish to invest in a widely-diversified portfolio. You could combine an investment in the Income Fund with investments in other mutual funds that invest in stocks of large and small companies and high-dividend stocks. This is just one way you could combine funds that fit your own risk and reward goals.

III. USAA's Family of Funds

We offer you another alternative for asset allocation with our asset strategy funds listed on page 21. These unique mutual funds provide a professionally managed diversified investment portfolio within a mutual fund. They are designed for the individual who prefers to delegate the asset allocation process to an investment manager and are structured to achieve diversification across a number of investment categories.

Whether you prefer to create your own mix of mutual funds or use a USAA Asset Strategy Fund, the USAA Family of Funds provides a broad range of choices covering just about any investor's investment objectives. Our sales representatives stand ready to assist you with your choices and to help you craft a portfolio which meets your needs.

HOW TO INVEST

Purchase of Shares

OPENING AN ACCOUNT

You may open an account and make an investment as described below by mail, in person, bank wire, electronic funds transfer (EFT), or phone. A complete, signed application is required for each new account.

TAX ID NUMBER
Each shareholder named on the account must provide a social security number or tax identification number to avoid possible withholding requirements.

EFFECTIVE DATE
When you make a purchase, your purchase price will be the net asset value (NAV) per share next determined after we receive your request in proper form as described below. The Fund's NAV is determined at the close of the regular trading session (generally 4:00 p.m. Eastern Time) of the New York Stock Exchange (NYSE) each day the NYSE is open. If we receive your request prior to that time, your purchase price will be the NAV per share determined for that day. If we receive your request after the NAV per share is calculated, the purchase will be effective on the next business day. If you plan to purchase Fund shares with a foreign check, we suggest you convert your foreign check to U.S. dollars prior to investment in the Fund to avoid a potential delay in the effective date of your purchase of up to four to six weeks. Furthermore, a bank charge may be assessed in the clearing process, which will be deducted from the amount of the purchase.

MINIMUM INVESTMENTS

INITIAL PURCHASE
[MONEY GRAPHIC]      o $3,000  [$500  Uniform  Gifts/Transfers  to  Minors  Act
                       (UGMA/UTMA) accounts and $250 for IRAs] or no initial investment if you elect to have monthly electronic investments of at least $50 each. We may periodically offer programs that reduce the minimum amounts for monthly electronic investments. Employees of USAA and its affiliated companies may open an account through payroll deduction for as little as $25 per pay period with no initial investment.

ADDITIONAL PURCHASES o $50

HOW TO PURCHASE

MAIL                 o To open an account, send your application and check to:
[ENVELOPE GRAPHIC]            USAA Investment Management Company
                              9800 Fredericksburg Road
                              San Antonio, TX 78288

                     o To add to  your  account,  send  your  check  and  the
                       "Invest by Mail" stub that accompanies your Fund's transaction confirmation to the Transfer Agent:
                              USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, TX 78288

IN PERSON            o To open an account, bring your application and check to:
[PEOPLE GRAPHIC]              USAA Investment Management Company
                              USAA Federal Savings Bank
                              10750 Robert F. McDermott Freeway, San Antonio

BANK WIRE            o Instruct  your bank (which may charge a fee for
[ENVELOPE WIRE         the service) to wire the specified  amount to the Fund
GRAPHIC]               as follows:
                              State Street Bank and Trust Company
                              Boston, MA 02101
                              ABA#011000028
                              Attn: USAA Income Fund
                              USAA Account Number: 69384998
                              Shareholder(s) Name(s)______________________
                              Shareholder(s) Account Number_______________

ELECTRONIC FUNDS     o Additional  purchases on a regular basis can be deducted
TRANSFER               from  a   bank   account,   paycheck,   income-producing
[CALENDAR GRAPHIC]     investment,  or USAA money market fund account.  Sign up
                       for these  services  when  opening  an  account  or call
                       1-800-531-8448 to add these services.

PHONE                o If you have an existing  USAA  account and would like to
1-800-531-8448         open a new  account or  exchange  to another  USAA fund,
[TELEPHONE GRAPHIC]    call for instructions.  To open an account by phone, the
                       new account must have the same registration as your existing account.

Redemption of Shares

You may redeem Fund shares by any of the methods described below on any day the NAV per share is calculated. Redemptions are effective on the day instructions are received in a manner as described below. However, if instructions are received after the NAV per share calculation (generally 4:00 p.m. Eastern
Time), redemption will be effective on the next business day.

Within seven days after the effective date of redemption, we will send you your money. Payment for redemption of shares purchased by EFT or check is sent after the EFT or check has cleared, which could take up to 15 days from the purchase date. If you are considering redeeming shares soon after purchase, you should purchase by bank wire or certified check to avoid delay.

In addition, the Company may elect to suspend the redemption of shares or postpone the date of payment in limited circumstances.

HOW TO REDEEM

WRITTEN, FAX,        o Send your written instructions to:
TELEGRAPH, OR                  USAA Shareholder Account Services
TELEPHONE                      9800 Fredericksburg Road
[FAX MACHINE GRAPHIC]          San Antonio, TX  78288

                     o Send a signed fax to 1-800-292-8177, or send a telegram
                       to USAA Shareholder Account Services.

                     o Call toll free 1-800-531-8448, in San Antonio, 456-7202.

Telephone redemption privileges are automatically established when you complete your application. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; and if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. Before any discussion regarding your account, we obtain the following information: (1) USAA number or account number, (2) the name(s) on the account registration, and
(3) social security number or tax identification number for the account registration. In addition, we record all telephone communications with you and send confirmations of account transactions to the address of record. Redemption by telephone, fax, or telegram is not available for shares represented by stock certificates.

IMPORTANT INFORMATION ABOUT PURCHASES AND REDEMPTIONS

Investor's Guide to USAA Mutual Fund Services

Upon your initial investment with us, you will receive the INVESTOR'S GUIDE to help you get the most out of your USAA mutual fund account and to help you in your role as an investor. In the INVESTOR'S GUIDE, you will find additional information on purchases, redemptions, and methods of payment. You will also find in-depth information on automatic investment plans, shareholder statements and reports, and other useful information.

Account Balance

Beginning in September 1998, and occurring each September thereafter, USAA Shareholder Account Services (SAS), the Fund's transfer agent, will assess a small balance account fee of $12 to each shareholder account with a balance, at the time of assessment, of less than $2,000. The fee will reduce total transfer agency fees paid by the Fund to SAS. Accounts exempt from the fee include: (1) any account regularly purchasing additional shares each month through an automatic investment plan; (2) any account registered under the Uniform

Gifts/Transfers to Minors Act (UGMA/UTMA); (3) all (non-IRA) money market fund accounts; (4) any account whose registered owner has an aggregate balance of $50,000 or more invested in USAA mutual funds; and (5) all IRA accounts (for the first year the account is open).

Company Rights

The Company reserves the right to:

o reject purchase or exchange orders when in the best interest of the Company;

o limit or discontinue the offering of shares of any portfolio of the Company without notice to the shareholders;

o impose a redemption charge of up to 1% of the net asset value of shares redeemed if circumstances indicate a charge is necessary for the protection of remaining investors (for example, if excessive market-timing share activity unfairly burdens long-term investors); however, this 1% charge will not be imposed upon shareholders unless authorized by the Board of Directors and the required notice has been given to shareholders;

o require a signature guarantee for purchases, redemptions, or changes in account information in those instances where the appropriateness of a signature authorization is in question. The Statement of Additional Information contains information on acceptable guarantors;

o   redeem an account with less than 10 shares, with certain limitations.

EXCHANGES

Exchange Privilege

The exchange privilege is automatic when you complete your application. You may exchange shares among Funds in the USAA Family of Funds, provided you do not hold these shares in stock certificate form and the shares to be acquired are offered in your state of residence. The Fund's transfer agent will simultaneously process exchange redemptions and purchases at the share prices next determined after the exchange order is received. For federal income tax purposes, an exchange between Funds is a taxable event; and as such, you may realize a capital gain or loss.

The Fund has undertaken certain procedures regarding telephone transactions as described on page 13.

Exchange Limitations, Excessive Trading

To minimize Fund costs and to protect the Funds and their shareholders from unfair expense burdens, the Funds restrict excessive exchanges. The limit on exchanges out of any Fund in the USAA Family of Funds for each account is six per calendar year (except there is no limitation on exchanges out of the Tax Exempt Short-Term Fund, Short-Term Bond Fund, or any of the money market funds in the USAA Family of Funds).

SHAREHOLDER INFORMATION

Share Price Calculation

The price at which shareholders purchase and redeem Fund shares is equal to the net asset value (NAV) per share determined on the effective date of the purchase or redemption. You may buy and sell Fund shares at the NAV per share without a sales charge.

When

The Fund's NAV per share is calculated at the close of the regular trading session of the NYSE, which is usually 4:00 p.m. Eastern Time.

How

The NAV per share is calculated by adding the value of all securities and other assets in the Fund, deducting liabilities, and dividing by the number of shares outstanding.

Dividends and Distributions

The Fund pays net investment income monthly based on the projection of its annual net investment income. Therefore, the amount of each monthly distribution may be different from the actual net investment income. The purpose of this distribution procedure is to attempt to provide you with an even monthly distribution payment. If the total distributions in a year exceed net investment income for the Fund's current year, a portion of your distributions could be a return of capital for federal income tax purposes and thereby reduce your cost basis in the Fund's shares. If you receive distributions in additional Fund shares rather than cash, the capital returned would be automatically reinvested, and your total cost basis in the Fund would remain the same. Any net capital gains distribution usually occurs within 45 days of the July 31 fiscal year end which would be somewhere around the middle of September. The Fund will make additional payments to shareholders, if necessary, to avoid the imposition of any federal income or excise tax.

All income dividends and capital gain distributions are automatically reinvested, unless we receive different instructions from you. The share price will be the NAV of the Fund shares computed on the ex-dividend date. Any income dividends or capital gain distributions paid by the Fund will reduce the NAV per share by the amount of the dividend or distribution. These dividends and distributions are subject to taxes.

We will invest any dividend or distribution payment returned to us in your account at the then-current NAV per share. Dividend and distribution checks become void six months from the date on the check. The amount of the voided check will be invested in your account at the then-current NAV per share.

Federal Taxes

This tax information is quite general and refers to the federal income tax provisions in effect as of the date of this Prospectus. Note that the recently enacted Taxpayer Relief Act of 1997 and regulations that will likely be created to implement the Act may affect the status and treatment of certain distributions shareholders receive from the Fund. We urge you to consult your own tax adviser about the status of distributions from the Fund in your own state and locality.

FUND - The Fund intends to qualify as a regulated investment company (RIC) under Subchapter M of the Internal Revenue Code of 1986, as amended. As a RIC, the Fund will not be subject to federal income tax on its net investment income and net capital gains distributed to shareholders. Net capital gains are those gains in excess of capital losses.

SHAREHOLDER - Dividends from taxable net investment income and distributions of net short-term capital gains are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares. A portion of these dividends may qualify for the 70% dividends received deduction available to corporations.

Regardless of the length of time you have held the Fund shares, distributions of net long-term capital gains are taxable as long-term capital gains whether received in cash or reinvested in additional shares.

Redemptions and exchanges are subject to income tax based on the difference between the cost of shares when purchased and the price received upon redemption or exchange.

WITHHOLDING - Federal law requires the Fund to withhold and remit to the U.S. Treasury a portion of the income dividends and capital gain distributions and proceeds of redemptions paid to any non-corporate shareholder who:

o    fails to furnish the Fund with a correct tax identification number,
o    underreports dividend or interest income, or
o    fails to certify that he or she is not subject to withholding.

To avoid this withholding requirement, you must certify on your application, or on a separate Form W-9 supplied by the Fund's transfer agent, that your tax identification number is correct and you are not currently subject to backup withholding.

REPORTING - The Fund will report annually to you information concerning the tax status of dividends and distributions for federal income tax purposes.

DESCRIPTION OF SHARES

The Fund is a series of USAA Mutual Fund, Inc. (Company) and is diversified. The Company is an open-end management investment company incorporated under the laws of the State of Maryland. The Company is authorized to issue shares of common stock of separate series, each of which is commonly referred to as a mutual fund. There are ten mutual funds in the Company, including this Fund.

The Company does not hold annual or regular meetings of shareholders and holds special meetings only as required by the Investment Company Act of 1940. The Directors may fill vacancies on the Board or appoint new Directors if the result is that at least two-thirds of the Directors have still been elected by shareholders. Shareholders have one vote per share (with proportionate voting for fractional shares) regardless of the relative net asset value of the shares. If a matter affects an individual fund in the Company, there will be a separate vote of the shareholders of that specific fund. Shareholders collectively holding at least 10% of the outstanding shares of the Company may request a shareholder meeting at any time for the purpose of voting to remove one or more of the Directors. The Company will assist in communicating to other shareholders about the meeting.

                                   APPENDIX A

THE FOLLOWING ARE DESCRIPTIONS OF CERTAIN TYPES OF SECURITIES IN WHICH WE MAY INVEST THE FUND'S ASSETS:

PUT BONDS
We may invest in securities (including securities with variable interest rates) which may be redeemed or sold back (put) to the issuer of the security or a third party prior to stated maturity (put bonds). Such securities will normally trade as if maturity is the earlier put date, even though stated maturity is longer.

REPURCHASE AGREEMENTS
We may invest in repurchase agreements which are collateralized by obligations issued or guaranteed by the U.S. Government, its agencies, and instrumentalities. A repurchase agreement is a transaction in which a security is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date. This date is usually not more than seven days from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest, which is unrelated to the coupon rate or maturity of the purchased security.

VARIABLE RATE SECURITIES
We may invest in securities that bear interest at rates which are adjusted periodically to market rates.

o These interest rate adjustments can both raise and lower the income generated by such securities. These changes will have the same effect on the income earned by the Fund depending on the proportion of such securities held.

o The value of variable rate securities is less affected than fixed-coupon securities by changes in prevailing interest rates because of the periodic adjustment of their coupons to a market rate. The shorter the period between adjustments, the smaller the impact of interest rate fluctuations on the value of these securities.

o The market value of a variable rate security usually tends toward par (100% of face value) at interest rate adjustment time.

WHEN-ISSUED SECURITIES
We may invest in new issues of debt securities  offered on a when-issued basis.

o Delivery and payment take place after the date of the commitment to purchase, normally within 45 days. Both price and interest rate are fixed at the time of commitment.

o The Fund does not earn interest on the securities until settlement, and the market value of the securities may fluctuate between purchase and settlement.

o    Such securities can be sold before settlement date.

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES
We may invest the Fund's assets in mortgage-backed and asset-backed securities. Mortgage-backed securities include, but are not limited to, securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac). These securities represent ownership in a pool of mortgage loans. They differ from conventional bonds in that principal is paid back to the investor as payments are made on the underlying mortgages in the pool. Accordingly, the Fund receives monthly scheduled payments of principal and interest along with any unscheduled principal prepayments on the underlying mortgages. Because these scheduled and unscheduled principal payments must be reinvested at prevailing interest rates, mortgage-backed securities do not provide an effective means of locking in long-term interest rates for the investor. Like other fixed income securities, when interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed income securities.

Mortgage-backed  securities also include  collateralized  mortgage  obligations
(CMOs). CMOs are obligations fully collateralized by a portfolio of mortgages or mortgage-related securities. CMOs are divided into pieces (tranches) with varying maturities. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable maturities than regular mortgage securities but such maturities can be difficult to predict because of the effect of prepayments. Failure to accurately predict prepayments can adversely affect the Fund's return on these investments. CMOs may also be less marketable than other securities.

Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, such as credit card, motor vehicle, or trade receivables. They may be pass-through certificates, which have characteristics very similar to mortgage-backed securities, discussed above. They may also be in the form of asset-backed commercial paper, which is issued by a special purpose entity, organized solely to issue the commercial paper and to purchase interests in the assets. The credit quality of these securities depends primarily upon the quality of the underlying assets and the level of credit support and enhancement provided.

The weighted average life of such securities is likely to be substantially shorter than their stated final maturity as a result of scheduled principal
payments  and  unscheduled   principal   prepayments.

EURODOLLAR AND YANKEE OBLIGATIONS
We may invest a portion of the Fund's assets in dollar-denominated instruments that have been issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions (Eurodollar) as well as dollar-denominated instruments that have been issued by foreign issuers in the U.S. capital markets (Yankee). In addition, we may invest a portion of the Fund's assets in Eurodollar and Yankee obligations of investment-grade emerging market countries.

MASTER DEMAND NOTES
We may invest the Fund's assets in master demand notes, which are obligations that permit the investment of fluctuating amounts by the Fund, at varying rates of interest using direct arrangements between the Fund, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may repay up to the full amount of the note without penalty. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Because master demand notes are direct lending arrangements between the lender and borrower, these instruments generally will not be traded, and there generally is no secondary market for these notes, although they are redeemable (and immediately repayable by the borrower) at face value, plus accrued interest, at any time. We will invest the Fund's assets in master demand notes only if the Board of Directors or its delegate has determined that they are of credit quality comparable to the debt securities in which the Fund generally may invest.

CONVERTIBLE SECURITIES We may invest in convertible securities, which are bonds, preferred stocks, and other securities that pay interest or dividends and offer the buyer the option of converting the security into common stock. The value of convertible securities depends partially on interest rate changes and the credit quality of the issuer. Because a convertible security affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the underlying common stock, the value of convertible securities also depends on the price of the underlying common stock.

ILLIQUID SECURITIES
We may not invest more than 15% of the market value of the Fund's net assets in securities which are illiquid. Illiquid securities are those securities that cannot be disposed of in the ordinary course of business in seven days or less at approximately the value at which the Fund has valued the securities.

USAA FAMILY OF NO-LOAD MUTUAL FUNDS

The USAA Family of No-Load Mutual Funds includes a variety of Funds, each with different objectives and policies. In combination, these Funds are designed to provide you with the opportunity to formulate your own investment program. You may exchange any shares you hold in any one USAA Fund for shares in any other USAA Fund. For more complete information about other Funds in the USAA Family of Funds, including charges and expenses, call us for a Prospectus. Read it carefully before you invest or send money.


         FUND
       TYPE/NAME                   VOLATILITY
===============================================================================
  CAPITAL APPRECIATION
===============================================================================
  Aggressive Growth                Very high
  Emerging Markets(1)              Very high
  First Start Growth               Moderate to high
  Gold(1)                          Very high
  Growth                           Moderate to high
  Growth & Income                  Moderate
  International(1)                 Moderate to high
  S&P 500 Index(2)                 Moderate
  Science & Technology             Very high
  World Growth(1)                  Moderate to high
===============================================================================
  ASSET ALLOCATION
===============================================================================
  Balanced Strategy                Moderate
  Cornerstone Strategy(1)          Moderate
  Growth and Tax Strategy(3)       Moderate
  Growth Strategy(1)               Moderate to high
  Income Strategy                  Low to moderate
===============================================================================
  INCOME - TAXABLE
===============================================================================
  GNMA                             Low to moderate
  Income                           Moderate
  Income Stock                     Moderate
  Short-Term Bond                  Low
===============================================================================
  INCOME -- TAX EXEMPT
===============================================================================
  Long-Term(3)                     Moderate
  Intermediate-Term(3)             Low to moderate
  Short-Term(3)                    Low
  State Bond/Income(3,4)           Moderate
===============================================================================
  MONEY MARKET
===============================================================================
  Money Market(5)                  Very low
  Tax Exempt Money Market(3,5)     Very low
  Treasury Money Market Trust(5)   Very low
  State Money Market(3,4,5)        Very low
===============================================================================

1 FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.

2 S&P(R) IS A TRADEMARK OF THE MCGRAW-HILL COMPANIES, INC., AND HAS BEEN LICENSED FOR USE. THE PRODUCT IS NOT SPONSORED, SOLD OR PROMOTED BY STANDARD & POOR'S, AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE PRODUCT.

3    SOME INCOME MAY BE SUBJECT TO STATE OR LOCAL TAXES.

4 CALIFORNIA, FLORIDA, NEW YORK, TEXAS, AND VIRGINIA FUNDS ARE OFFERED ONLY TO RESIDENTS OF THOSE STATES.

5 AN INVESTMENT IN A MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE IS NO ASSURANCE THAT ANY OF THE FUNDS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1 PER SHARE.

If you would like more information about the Fund, you may call 1-800-531-8181 to request a free copy of the Fund's Statement of Additional Information (SAI), dated December 1, 1997, or the Fund's Annual Report for the year ended July 31, 1997. The SAI and the financial statements contained with the Fund's Annual Report have been filed with the SEC and are legally a part of the Prospectus.


                 INVESTMENT ADVISER,UNDERWRITER AND DISTRIBUTOR
                    USAA Investment Management Company
                            9800 Fredericksburg Road
                           San Antonio, Texas 78288

                    ---------------------------------------

     TRANSFER AGENT                                     CUSTODIAN
USAA Shareholder Account Services           State Street Bank and Trust Company
 9800 Fredericksburg Road                           P.O. Box 1713
  San Antonio,Texas 78288                       Boston,Massachusetts 02105

                    ---------------------------------------

                              TELEPHONE ASSISTANCE
                         Call toll free - Central Time
                     Monday - Friday 8:00 a.m. to 8:00 p.m.
                        Saturdays 8:30 a.m. to 5:00 p.m.

                    ---------------------------------------

                   FOR ADDITIONAL INFORMATION ON MUTUAL FUNDS
                   1-800-531-8181, (in San Antonio) 456-7211
                For account servicing, exchanges or redemptions
                   1-800-531-8448, (in San Antonio) 456-7202

                    ---------------------------------------

                       RECORDED MUTUAL FUND PRICE QUOTES
                        24-Hour Service (from any phone)
                   1-800-531-8066, (in San Antonio) 498-8066

                    ---------------------------------------

                            MUTUAL FUND TOUCHLINE(R)
                          (from Touchtone phones only)
              For account balance, last transaction or fund prices
                   1-800-531-8777, (in San Antonio) 498-8777



                                USAA EAGLE LOGO

                       USAA INVESTMENT MANAGEMENT COMPANY
                            9800 FREDERICKSBURG ROAD
                            SAN ANTONIO, TEXAS
                                     78288
                                                             [RECYCLED GRAPHIC]
23455-1297            (C) 1997, USAA. All rights reserved.     RECYCLED PAPER

                           USAA SHORT-TERM BOND FUND

                                   Prospectus
                                December 1, 1997

The Fund is a no-load mutual fund offered by USAA Investment Management Company. USAA will seek high current income while preserving principal by investing primarily in a broad range of investment-grade debt securities. USAA will maintain a dollar-weighted average portfolio maturity of three years or less.

SHARES OF THIS FUND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, THE USAA FEDERAL SAVINGS BANK, ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY, ARE SUBJECT TO INVESTMENT RISKS, AND MAY LOSE VALUE.

AS WITH OTHER MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION (SEC) NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS
          Who Manages the Fund?................................  2
          What is the Investment Objective?....................  2
          Is This Fund for You?................................  2
          How Do You Buy?......................................  2
          Fees and Expenses....................................  3
          Financial Highlights.................................  4
          Performance Information..............................  4
          Will the Value of Your Investment Fluctuate?.........  5

          A Word About Risk....................................  5

          Fund Investments.....................................  6
          Fund Management......................................  8
          Using Mutual Funds in an Investment Program..........  9
          How to Invest........................................ 10

          Important Information About Purchases
          and Redemptions...................................... 13
          Exchanges............................................ 14
          Shareholder Information.............................. 15
          Description of Shares................................ 17
          Appendix A........................................... 18
          USAA Family of No-Load Mutual Funds.................. 21

THIS PROSPECTUS CONTAINS INFORMATION YOU SHOULD KNOW BEFORE YOU INVEST IN THE FUND. PLEASE READ IT AND KEEP IT FOR FUTURE REFERENCE.

WHO MANAGES THE FUND?

USAA Investment Management Company manages the Fund. For easier reading, USAA Investment Management Company will be referred to as "we" throughout the Prospectus.

WHAT IS THE INVESTMENT OBJECTIVE?

The Fund's investment objective is high current income consistent with preservation of principal. See FUND INVESTMENTS on page 6 for more information.

IS THIS FUND FOR YOU?

THIS FUND MIGHT BE APPROPRIATE AS PART OF YOUR INVESTMENT PORTFOLIO IF . . .

   o  You are looking for current income.
   o  You are looking for an investment that is low risk.
   o  You are looking for a short-term investment.

THIS FUND MAY NOT BE APPROPRIATE AS PART OF YOUR INVESTMENT PORTFOLIO IF . . .

   o  Your primary goal is to maximize long-term growth.
   o  You need a high total return to achieve your goals.
   o  You need an investment that provides tax-free income.

If you feel this Fund is not the one for you, refer to page 21 for a complete list of the USAA Family of No-Load Mutual Funds.

HOW DO YOU BUY?

You may make your initial investment directly by mail, in person or, in certain instances, by telephone. Generally, the minimum initial investment is $3,000 [$500 for Uniform Gifts/Transfers to Minors Act (UGMA/UTMA) accounts and $250 for IRAs] and can be made by check or by wire. If you participate in one of our automatic investment plans, your minimum initial investment may be less. There is more information about how to purchase Fund shares on page 10.

FEES AND EXPENSES

This summary shows what it will cost you directly or indirectly to invest in the Fund.

Shareholder Transaction Expenses -- Fees You Pay Directly

There are no fees charged to your account when you buy, sell, or hold Fund shares. However, if you sell shares and request your money by wire transfer, you will pay a $10 fee. (Your bank may also charge a fee for receiving wires.)

Annual Fund Operating Expenses -- Fees You Pay Indirectly

Fund expenses come out of the Fund's assets and are reflected in the Fund's share price and dividends. "Other Expenses" include expenses such as custodian and transfer agent fees. The figures below show actual expenditures during the past fiscal year ended July 31, 1997, and are calculated as a percentage of average net assets (ANA).

              Management Fees (net of
               reimbursement)                     .13%        12b-1 FEES -
              12b-1 Fees                          None        SOME FUNDS CHARGE
              Other Expenses                      .37%        THESE FEES TO PAY
                                                  ----        FOR THE COSTS OF
              Total Fund Operating Expenses                   SELLING FUND
              (net of reimbursement)              .50%        SHARES.
                                                  ====

During the year, we voluntarily limited the Fund's annual expenses to .50% of its ANA and reimbursed the Fund for all expenses in excess of this limitation. The Management Fees and Total Fund Operating Expenses reflect all such expense reimbursements. Without these reimbursements, the amount of the Management Fees and Total Fund Operating Expenses as a percentage of the Fund's ANA would have been .24% and .61%, respectively. We have again voluntarily agreed to limit the Fund's annual expenses to .50% of its ANA and will reimburse the Fund for all expenses in excess of that amount until December 1, 1998.

Example of Effect of Fund Operating Expenses

You would pay the following expenses on a $1,000 investment in the Fund, assuming (1) 5% annual return and (2) redemption at the end of the periods shown.

               1 year................................... $   5
               3 years..................................    16
               5 years..................................    28
              10 years..................................    63

THIS EXAMPLE IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

FINANCIAL HIGHLIGHTS

Please read the Fund's Annual Report furnished with this Prospectus. The Annual Report includes the Fund's financial statements and financial highlights audited by KPMG Peat Marwick LLP, which are legally a part of this Prospectus. The Annual Report includes messages from the President and the Fund's portfolio manager, a listing of the Fund's investments, and additional performance information that you may wish to review.

PERFORMANCE INFORMATION

Please consider performance information in light of the Fund's investment objective and policies and market conditions during the reported time periods. Remember, historical performance might not be repeated in the future. The value of your shares may go up or down. For the most current price, yield, and return information for this Fund, you may call TouchLINE(R) at 1-800-531-8777. Press 1 for the Mutual Fund Menu, press 1 again for prices, yields, and returns. Then, press 36 followed by the pound sign when asked for a Fund Code.

                              [TELEPHONE GRAPHIC]
                                 TouchLINE (R)
                                1-800-531-8777
                                     press
                                       1
                                     then
                                       1
                                     then
                                     3 6 #

                                Newspaper Symbol
                                    ShtTBond

You also can find the most current price of your shares in the business section of your newspaper in the mutual fund section under the heading "USAA Group" and the symbol "ShtTBond."

You may see the Fund's yield and total return quoted in advertisements and reports. All mutual funds must use the same formulas to calculate yield and total return. Yield is the annualized net income of the Fund during a specified 30-day period as a percentage of the Fund's share price. Total return measures the price change in a share assuming the reinvestment of all dividend income and capital gain distributions. You may also see a comparison of the Fund's performance to that of other mutual funds with similar investment objectives and to bond or relevant indexes.

For the following periods ended September 30, 1997, the Fund's average annual total returns have been:

              1 Year...................................  8.07%
              Since Inception on June 1, 1993..........  5.92%

Figures on page 5 are different because they are for periods which ended December 31, 1996.

WILL THE VALUE OF YOUR INVESTMENT FLUCTUATE?

Yes, it will. The value of your investment could increase or decrease. The bar chart and table shown below illustrate the Fund's volatility and performance from year to year over the life of the Fund and shows how the Fund's average annual returns for one year and the life of the Fund compare to those of a broad-based securities market index. Again, remember historical performance might not be repeated in the future.

[BAR CHART]
Total Return              2.83       .02      11.18       6.31
                         -----      ----      -----       ----
Calendar Yr.             1993*      1994       1995       1996

* FUND COMMENCED OPERATIONS June 1, 1993.

TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL DIVIDEND INCOME AND CAPITAL GAIN DISTRIBUTIONS.

===============================================================================
  Average Annual Total Returns                    Past      Since inception on
  (for the periods ending December 31, 1996)     1 Year        June 1, 1993
-------------------------------------------------------------------------------
  Short-Term Bond Fund                            6.31%           5.60%
-------------------------------------------------------------------------------
  Lehman Bros. 1-3 Gov't/Corp Index               5.14%           5.38%
===============================================================================

The Lehman Bros. 1-3 Year Government/Corporate Index is an unmanaged index of all the government, agency, and corporate bonds longer than one year and less than three years.

A WORD ABOUT RISK

Portions of this Prospectus describe the risks you will face as an investor in the Fund. Keep in mind that generally investments with a higher potential reward also have a higher risk of losing money. The reverse is also generally true: the lower the risk, the lower the potential reward. However, as you consider an investment in the Fund, you should also take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in this investment for long periods of time to ride out down periods.

[CAUTION LIGHT GRAPHIC]
Look for this symbol throughout the Prospectus. We use it to mark detailed information about the main risks that you will face as a Fund shareholder.

FUND INVESTMENTS

Investment Policies and Risks

DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY IS OBTAINED BY MULTIPLYING THE DOLLAR VALUE OF EACH INVESTMENT BY THE NUMBER OF DAYS LEFT TO ITS MATURITY, THEN ADDING THOSE FIGURES TOGETHER AND DIVIDING BY THE DOLLAR VALUE OF THE FUND'S PORTFOLIO.

   Q What is the Fund's investment policy?

   A We will invest the Fund's assets primarily in U.S. dollar-denominated investment-grade debt securities. These debt securities must be investment grade at the time of purchase. We will maintain a dollar-weighted average portfolio maturity of three years or less.

   Q What type of debt securities are included in the Fund's portfolio:

   A The Fund's portfolio may consist of any of the following:

     o Obligations of the U.S. Government,its agents, and instrumentalities, and repurchase agreements collateralized by such obligations;
     o Mortgage-backed securities;
     o Asset-backed securities;
     o Corporate debt securities such as notes, bonds, and commercial paper;
     o Debt securities of real estate investment trusts;
     o U.S. bank or foreign bank obligations, including certificates of deposit and banker's acceptances;
     o Obligations of state and local governments and their agencies and instrumentalities;
     o Master demand notes;
     o Eurodollar obligations;
     o Yankee obligations;
     o Other debt securities.

     Further description of these securities is found in APPENDIX A on page 18.

   Q What are considered investment-grade securities?

   A Investment-grade securities include securities issued or guaranteed by the U.S. Government, its agencies, and instrumentalities, as well as securities rated within the categories listed by the following rating agencies:

   ____________________________________________________________________________
                                        LONG-TERM          SHORT-TERM
      RATING AGENCY                     DEBT SECURITIES    DEBT SECURITIES
   ____________________________________________________________________________
                                                           At least Prime-3 or
   Moody's Investors Services, Inc.     At least Baa       MIG 4/VMIG 4
   ----------------------------------------------------------------------------
   Standard & Poor's Ratings Group      At least BBB       At least A-3 or SP-2
   ---------------------------------------------------------------------------
   Fitch Investors Service, Inc.        At least BBB       At least F-3
   ----------------------------------------------------------------------------
   Duff and Phelps                      At least BBB       At least D-3
   ____________________________________________________________________________

     or. . . if unrated by those four agencies, we must determine that these securities are of equivalent investment quality.

     You will find a complete description of the above debt ratings in the Fund's Statement of Additional Information.

   Q What happens if the rating of a security is downgraded?

   A If the rating of a security is downgraded below investment grade, we will determine whether it is in the best interest of the Fund's shareholders to continue to hold the security in the Fund's portfolio. If downgrades result in more than 5% of the Fund's net assets being invested in securities that are less than investment-grade quality, we will take immediate action to reduce the Fund's holdings in such securities to 5% or less of the Fund's net assets, unless otherwise directed by the Board of Directors.

[CAUTION LIGHT GRAPHIC]
CREDIT  RISK.  The bonds in the Fund's  portfolio  are subject to credit  risk.
Credit risk is the possibility that an issuer of a bond will fail to make timely payments of interest or principal. We attempt to minimize the Fund's credit risk by investing in securities considered investment grade at the time of purchase. When evaluating potential investments for the Fund, our analysts also assess credit risk and its impact on the Fund's portfolio. Nevertheless, even investment-grade securities are subject to some credit risk. Bonds in the lowest-rated investment grade category have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capability to make principal and interest payments on these bonds than is the case for higher-rated bonds. In addition, the ratings of securities are estimates by the rating agencies of the credit quality of the securities. The ratings may not take into account every risk that interest or principal will be repaid on a timely basis.

[CAUTION LIGHT GRAPHIC]
INTEREST RATE RISK. As a mutual fund investing in bonds, the Fund is subject to the risk that the market value of the bonds will decline due to rising interest rates. Bond prices are linked to the prevailing market interest rates. In general, when interest rates rise, the prices of bonds fall and when interest rates fall, bond prices generally rise. The price volatility of a bond also depends on its maturity. Generally, the longer the maturity of a bond, the greater its sensitivity to interest rates. To compensate investors for this higher risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities.

For additional information about other securities in which we may invest the Fund's assets, see APPENDIX A on page 18.

Investment Restrictions

The following restrictions may only be changed with shareholder approval:

o  The Fund may not invest more than 25% of its total assets in one industry.

o The Fund may not invest more than 5% of its total assets in any one issuer or own more than 10% of the outstanding voting securities of any one issuer. This limitation does not apply to U.S. Government securities, and only applies to 75% of the Fund's total assets.

o The Fund may borrow only for temporary or emergency purposes in an amount not exceeding 33 1/3% of its total assets.

You will find a complete listing of the precise investment restrictions in the Fund's Statement of Additional Information.

FUND MANAGEMENT

The Board of Directors of USAA Mutual Fund, Inc. (Company), of which the Fund is a series, supervises the business affairs of the Company. The Company has retained us, USAA Investment Management Company, to serve as the manager and distributor for the Company.

We are an affiliate of United Services Automobile Association (USAA), a large, diversified financial services institution. As of the date of this Prospectus, we had approximately $36 billion in total assets under management. Our mailing address is 9800 Fredericksburg Road, San Antonio, TX 78288.

We are responsible for managing the Fund's portfolio (including placement of brokerage orders) and its business affairs, subject to the authority of and supervision by the Board of Directors. For our services, the Fund pays us an annual fee. This fee is computed and paid at twenty-four one hundredths of one percent (.24%) of average net assets. For the fiscal year ended July 31, 1997, the fees paid to us, net of reimbursement, were .13% of average net assets. We reimbursed the Fund $127,346 for its Total Operating Expenses in excess of the
 .50% limitation.

We also provide services related to selling the Fund's shares and receive no compensation for those services.

Although our officers and employees, as well as those of the Company, may engage in personal securities transactions, they are restricted by the procedures in a Joint Code of Ethics adopted by the Company and us.

Portfolio Manager

The following individual is primarily responsible for managing the Fund:

Paul H. Lundmark, Assistant Vice President of Fixed Income Investments since December 1996, has managed the Fund since its inception in June 1993. Mr. Lundmark has 11 years investment management experience and has worked for us for five years. He earned the Chartered Financial Analyst designation in 1989 and is a member of the Association for Investment Management and Research and the San Antonio Financial Analysts Society, Inc. He holds an MBA and BSB from the University of Minnesota.

[PHOTOGRAPH OF PORTFOLIO MANAGER]
Paul H. Lundmark

USING MUTUAL FUNDS IN AN INVESTMENT PROGRAM

I. The Idea Behind Mutual Funds

Mutual funds provide small investors some of the advantages enjoyed by wealthy investors. A relatively small investment can buy part of a diversified portfolio. That portfolio is managed by investment professionals, relieving you of the need to make individual stock or bond selections. You also enjoy conveniences, such as daily pricing, liquidity, and in the case of the USAA Family of Funds, no sales charge. The portfolio, because of its size, has lower transaction costs on its trades than most individuals would have. As a result, you own an investment that in earlier times would have been available only to very wealthy people.

II. Using Funds in an Investment Program

In choosing a mutual fund as an investment vehicle, you are giving up some investment decisions, but must still make others. The decisions you don't have to make are those involved with choosing individual securities. We will perform that function. In addition, we will arrange for the safekeeping of securities, auditing the annual financial statements, and daily valuation of the Fund, as well as other functions.

You, however, retain at least part of the responsibility for an equally important decision. This decision involves determining a portfolio of mutual funds that balances your investment goals with your tolerance for risk. It is likely that this decision may include the use of more than one fund of the USAA Family of Funds.

For example, assume you wish to invest in a widely-diversified portfolio. You could combine an investment in the Short-Term Bond Fund with investments in other mutual funds that invest in stocks of large and small companies and high-dividend stocks. This is just one way you could combine funds that fit your own risk and reward goals.

III. USAA's Family of Funds

We offer you another alternative for asset allocation with our asset strategy funds listed on page 21. These unique mutual funds provide a professionally managed diversified investment portfolio within a mutual fund. They are designed for the individual who prefers to delegate the asset allocation process to an investment manager and are structured to achieve diversification across a number of investment categories.

Whether you prefer to create your own mix of mutual funds or use a USAA Asset Strategy Fund, the USAA Family of Funds provides a broad range of choices covering just about any investor's investment objectives. Our sales representatives stand ready to assist you with your choices and to help you craft a portfolio which meets your needs.

HOW TO INVEST

Purchase of Shares

OPENING AN ACCOUNT

You may open an account and make an investment as described below by mail, in person, bank wire, electronic funds transfer (EFT), or phone. A complete, signed application is required for each new account.

TAX ID NUMBER
Each shareholder named on the account must provide a social security number or tax identification number to avoid possible withholding requirements.

EFFECTIVE DATE
When you make a purchase, your purchase price will be the net asset value (NAV) per share next determined after we receive your request in proper form as described below. The Fund's NAV is determined at the close of the regular trading session (generally 4:00 p.m. Eastern Time) of the New York Stock Exchange (NYSE) each day the NYSE is open. If we receive your request prior to that time, your purchase price will be the NAV per share determined for that day. If we receive your request after the NAV per share is calculated, the purchase will be effective on the next business day. If you plan to purchase

Fund shares with a foreign check, we suggest you convert your foreign check to U.S. dollars prior to investment in the Fund to avoid a potential delay in the effective date of your purchase of up to four to six weeks. Furthermore, a bank charge may be assessed in the clearing process, which will be deducted from the amount of the purchase.

MINIMUM INVESTMENTS

INITIAL PURCHASE
[MONEY GRAPHIC]      o $3,000  [$500  Uniform  Gifts/Transfers  to  Minors  Act
                       (UGMA/UTMA) accounts and $250 for IRAs] or no initial investment if you elect to have monthly electronic investments of at least $50 each. We may periodically offer programs that reduce the minimum amounts for monthly electronic investments. Employees of USAA and its affiliated companies may open an account through payroll deduction for as little as $25 per pay period with no initial investment.

ADDITIONAL PURCHASES o $50

HOW TO PURCHASE

MAIL                 o To open an account, send your application and check to:
[ENVELOPE GRAPHIC]            USAA Investment Management Company
                              9800 Fredericksburg Road
                              San Antonio, TX 78288

                     o To add to  your  account,  send  your  check  and  the
                       "Invest by Mail" stub that accompanies your Fund's transaction confirmation to the Transfer Agent:
                              USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, TX 78288

IN PERSON            o To open an account, bring your application and check to:
[PEOPLE GRAPHIC]              USAA Investment Management Company
                              USAA Federal Savings Bank
                              10750 Robert F. McDermott Freeway, San Antonio

BANK WIRE            o Instruct  your bank (which may charge a fee for
[ENVELOPE WIRE         the service) to wire the specified  amount to the Fund
GRAPHIC]               as follows:
                              State Street Bank and Trust Company
                              Boston, MA 02101
                              ABA#011000028
                              Attn: USAA Short-Term Bond Fund
                              USAA Account Number: 69384998
                              Shareholder(s) Name(s)______________________
                              Shareholder(s) Account Number_______________

ELECTRONIC FUNDS     o Additional  purchases on a regular basis can be deducted
TRANSFER               from  a   bank   account,   paycheck,   income-producing
[CALENDAR GRAPHIC]     investment,  or USAA money market fund account.  Sign up
                       for these  services  when  opening  an  account  or call
                       1-800-531-8448 to add these services.

PHONE                o If you  have  an  existing  USAA  account  and   would
1-800-531-8448         like to open a new account or exchange to  another USAA
[TELEPHONE GRAPHIC]    fund, call  for  instructions.  To open an  account  by
                       phone, the new account must have the same registration as your existing account.

Redemption of Shares

You may redeem Fund shares by any of the methods described below on any day the NAV per share is calculated. Redemptions are effective on the day instructions are received in a manner as described below. However, if instructions are received after the NAV per share calculation (generally 4:00 p.m. Eastern
Time), redemption will be effective on the next business day.

Within seven days after the effective date of redemption, we will send you your money. Payment for redemption of shares purchased by EFT or check is sent after the EFT or check has cleared, which could take up to 15 days from the purchase date. If you are considering redeeming shares soon after purchase, you should purchase by bank wire or certified check to avoid delay.

In addition, the Company may elect to suspend the redemption of shares or postpone the date of payment in limited circumstances.

HOW TO REDEEM

WRITTEN, FAX,        o Send your written instructions to:
TELEGRAPH, OR                  USAA Shareholder Account Services
TELEPHONE                      9800 Fredericksburg Road
[FAX MACHINE GRAPHIC]          San Antonio, TX  78288

                     o Send a signed fax to 1-800-292-8177, or send a telegram
                       to USAA Shareholder Account Services.

                     o Call toll free 1-800-531-8448, in San Antonio, 456-7202.

Telephone redemption privileges are automatically established when you complete your application. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; and if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. Before any discussion regarding your account, we obtain the following information: (1) USAA number or account number, (2) the name(s) on the account registration, and
(3) social security number or tax identification number for the account registration. In addition, we record all telephone communications with you and send confirmations of account transactions to the address of record. Redemption by telephone, fax, or telegram is not available for shares represented by stock certificates.

CHECKWRITING         o  Return a signed signature card, which  accompanies your
[CHECKBOOK              application, or request a signature card separately and
 GRAPHIC]               return to:
                                USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, TX  78288

Your checkwriting privilege is subject to State Street Bank and Trust Company's rules and regulations governing checking accounts. You may write checks in the amount of $250 or more. Any checks written for less than $250 will be returned. You will not be charged for the use of checks or any subsequent reorders. Because the value of your account changes daily as dividends accrue, you may not write a check to close your account. Remember, writing a check results in a taxable event and is therefore reportable for federal tax purposes.

IMPORTANT INFORMATION ABOUT
PURCHASES AND REDEMPTIONS

Investor's Guide to USAA Mutual Fund Services

Upon your initial investment with us, you will receive the INVESTOR'S GUIDE to help you get the most out of your USAA mutual fund account and to help you in your role as an investor. In the INVESTOR'S GUIDE, you will find additional information on purchases, redemptions, and methods of payment. You will also find in-depth information on automatic investment plans, shareholder statements and reports, and other useful information.

Account Balance

Beginning in September 1998, and occurring each September thereafter, USAA Shareholder Account Services (SAS), the Fund's transfer agent, will assess a small balance account fee of $12 to each shareholder account with a balance, at the time of assessment, of less than $2,000. The fee will reduce total transfer agency fees paid by the Fund to SAS. Accounts exempt from the fee include: (1) any account regularly purchasing additional shares each month through an automatic investment plan; (2) any account registered under the Uniform Gifts/Transfers to Minors Act (UGMA/UTMA); (3) all (non-IRA) money market fund accounts; (4) any account whose registered owner has an aggregate balance of $50,000 or more invested in USAA mutual funds; and (5) all IRA accounts (for the first year the account is open).

Company Rights

The Company reserves the right to:

o reject purchase or exchange orders when in the best interest of the Company;

o limit or discontinue the offering of shares of any portfolio of the Company without notice to the shareholders;

o impose a redemption charge of up to 1% of the net asset value of shares redeemed if circumstances indicate a charge is necessary for the protection of remaining investors (for example, if excessive market-timing share activity unfairly burdens long-term investors); however, this 1% charge will not be imposed upon shareholders unless authorized by the Board of Directors and the required notice has been given to shareholders;

o require a signature guarantee for purchases, redemptions, or changes in account information in those instances where the appropriateness of a signature authorization is in question. The Statement of Additional Information contains information on acceptable guarantors;

o    redeem an account with less than 10 shares, with certain limitations.

EXCHANGES

Exchange Privilege

The exchange privilege is automatic when you complete your application. You may exchange shares among Funds in the USAA Family of Funds, provided you do not hold these shares in stock certificate form and the shares to be acquired are offered in your state of residence. The Fund's transfer agent will simultaneously process exchange redemptions and purchases at the share prices next determined after the exchange order is received. For federal income tax purposes, an exchange between Funds is a taxable event; and as such, you may realize a capital gain or loss.

The Fund has undertaken certain procedures regarding telephone transactions as described on page 12.

Exchange Limitations, Excessive Trading

To minimize Fund costs and to protect the Funds and their shareholders from unfair expense burdens, the Funds restrict excessive exchanges. The limit on exchanges out of any Fund in the USAA Family of Funds for each account is six per calendar year (except there is no limitation on exchanges out of the Tax Exempt Short-Term Fund, Short-Term Bond Fund, or any of the money market funds in the USAA Family of Funds).

SHAREHOLDER INFORMATION

Share Price Calculation

The price at which shareholders purchase and redeem Fund shares is equal to the net asset value (NAV) per share determined on the effective date of the purchase or redemption. You may buy and sell Fund shares at the NAV per share without a sales charge.

When

When The Fund's NAV per share is calculated at the close of the regular trading session of the NYSE, which is usually 4:00 p.m. Eastern Time.

How

The NAV per share is calculated by adding the value of all securities and other assets in the Fund, deducting liabilities, and dividing by the number of shares outstanding.

Dividends and Distributions

Net investment income is accrued daily and paid on the last business day of the month. Daily dividends are declared at the time the NAV per share is calculated. Dividends shall begin accruing on shares purchased the day following the effective date and shall continue to accrue to the effective date of redemption. When you choose to receive cash dividends monthly, we will send you those funds that have accrued during the month after the payment date. Any net capital gain distribution usually occurs within 45 days of the July 31 fiscal year end, which would be somewhere around the middle of September. The Fund will make additional payments to shareholders, if necessary, to avoid the imposition of any federal income or excise tax.

All income dividends and capital gain distributions are automatically reinvested, unless we receive different instructions from you. The share price will be the NAV of the Fund shares computed on the ex-dividend date. Any capital gain distribution paid by the Fund will reduce the NAV per share by the amount of the distribution. These dividends and distributions are subject to taxes.

We will invest any dividend or distribution payment returned to us in your account at the then-current NAV per share. Dividend and distribution checks become void six months from the date on the check. The amount of the voided check will be invested in your account at the then-current NAV per share.

Federal Taxes

This tax information is quite general and refers to the federal income tax provisions in effect as of the date of this Prospectus. Note that the recently enacted Taxpayer Relief Act of 1997 and regulations that will likely be created to implement the Act may affect the status and treatment of certain distributions shareholders receive from the Fund. We urge you to consult your own tax adviser about the status of distributions from the Fund in your own state and locality.

FUND - The Fund intends to qualify as a regulated investment company (RIC) under Subchapter M of the Internal Revenue Code of 1986, as amended. As a RIC, the Fund will not be subject to federal income tax on its net investment income and net capital gains distributed to shareholders. Net capital gains are those gains in excess of capital losses.

SHAREHOLDER - Dividends from taxable net investment income and distributions of net short-term capital gains are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares.

Regardless of the length of time you have held the Fund shares, distributions of net long-term capital gains are taxable as long-term capital gains whether received in cash or reinvested in additional shares.

Redemptions and exchanges are subject to income tax based on the difference between the cost of shares when purchased and the price received upon redemption or exchange.

WITHHOLDING - Federal law requires the Fund to withhold and remit to the U.S. Treasury a portion of the income dividends and capital gain distributions and proceeds of redemptions paid to any non-corporate shareholder who:

o  fails to furnish the Fund with a correct tax identification number,
o  underreports dividend or interest income, or
o  fails to certify that he or she is not subject to withholding.

To avoid this withholding requirement, you must certify on your application, or on a separate Form W-9 supplied by the Fund's transfer agent, that your tax identification number is correct and you are not currently subject to backup withholding.

REPORTING - The Fund will report annually to you information concerning the tax status of dividends and distributions for federal income tax purposes.

DESCRIPTION OF SHARES

The Fund is a series of USAA Mutual Fund, Inc. (Company) and is diversified. The Company is an open-end management investment company incorporated under the laws of the State of Maryland. The Company is authorized to issue shares of common stock of separate series, each of which is commonly referred to as a mutual fund. There are ten mutual funds in the Company, including this Fund.

The Company does not hold annual or regular meetings of shareholders and holds special meetings only as required by the Investment Company Act of 1940. The Directors may fill vacancies on the Board or appoint new Directors if the result is that at least two-thirds of the Directors have still been elected by shareholders. Shareholders have one vote per share (with proportionate voting for fractional shares) regardless of the relative net asset value of the shares. If a matter affects an individual fund in the Company, there will be a separate vote of the shareholders of that specific fund. Shareholders collectively holding at least 10% of the outstanding shares of the Company may request a shareholder meeting at any time for the purpose of voting to remove one or more of the Directors. The Company will assist in communicating to other shareholders about the meeting.

                                   APPENDIX A

THE FOLLOWING ARE DESCRIPTIONS OF CERTAIN TYPES OF SECURITIES IN WHICH WE MAY INVEST THE FUND'S ASSETS:

PUT BONDS
We may invest in securities (including securities with variable interest rates) which may be redeemed or sold back (put) to the issuer of the security or a third party prior to stated maturity (put bonds). Such securities will normally trade as if maturity is the earlier put date, even though stated maturity is longer.

VARIABLE RATE SECURITIES
We may invest in securities that bear interest at rates which are adjusted periodically to market rates.

o These interest rate adjustments can both raise and lower the income generated by such securities. These changes will have the same effect on the income earned by the Fund depending on the proportion of such securities held.

o The value of variable rate securities is less affected than fixed-coupon securities by changes in prevailing interest rates because of the periodic adjustment of their coupons to a market rate. The shorter the period between adjustments, the smaller the impact of interest rate fluctuations on the value of these securities.

o The market value of a variable rate security usually tends toward par (100% of face value) at interest rate adjustment time.

WHEN-ISSUED SECURITIES
We may invest in new issues of debt securities offered on a when-issued basis.

o Delivery and payment take place after the date of the commitment to purchase, normally within 45 days. Both price and interest rate are fixed at the time of commitment.

o The Fund does not earn interest on the securities until settlement, and the market value of the securities may fluctuate between purchase and settlement.

o    Such securities can be sold before settlement date.

REPURCHASE AGREEMENTS
We may invest in repurchase agreements which are collateralized by obligations issued or guaranteed by the U.S. Government, its agencies, and instrumentalities. A repurchase agreement is a transaction in which a security is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date. This date is usually not more than seven days from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest, which is unrelated to the coupon rate or maturity of the purchased security.

MUNICIPAL LEASE OBLIGATIONS
We may invest in a variety of instruments referred to as muncipal lease obligations, including:

o    Leases,
o    Installment purchase contracts, and
o    Certificates of participation in such leases and contracts.

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES
We may invest the Fund's assets in mortgage-backed and asset-backed securities. Mortgage-backed securities include, but are not limited to, securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac). These securities represent ownership in a pool of mortgage loans. They differ from conventional bonds in that principal is paid back to the investor as payments are made on the underlying mortgages in the pool. Accordingly, the Fund receives monthly scheduled payments of principal and interest along with any unscheduled principal prepayments on the underlying mortgages. Because these scheduled and unscheduled principal payments must be reinvested at prevailing interest rates, mortgage-backed securities do not provide an effective means of locking in long-term interest rates for the investor. Like other fixed income securities, when interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed income securities.

Mortgage-backed  securities also include  collateralized  mortgage  obligations
(CMOs). CMOs are obligations fully collateralized by a portfolio of mortgages or mortgage-related securities. CMOs are divided into pieces (tranches) with varying maturities. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable maturities than regular mortgage securities but such maturities can be difficult to predict because of the effect of prepayments. Failure to accurately predict prepayments can adversely affect the Fund's return on these investments. CMOs may also be less marketable than other securities.

Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, such as credit card, motor vehicle, or trade receivables. They may be pass-through certificates, which have characteristics very similar to mortgage-backed securities, discussed above. They may also be in the form of asset-backed commercial paper, which is issued by a special purpose entity, organized solely to issue the commercial paper and to purchase interests in the assets. The credit quality of these securities depends primarily upon the quality of the underlying assets and the level of credit support and enhancement provided.

The weighted average life of such securities is likely to be substantially shorter than their stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments.

EURODOLLAR AND YANKEE OBLIGATIONS
We may invest a portion of the Fund's assets in dollar-denominated instruments that have been issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions (Eurodollar) as well as dollar-denominated instruments that have been issued by foreign issuers in the U.S. capital markets (Yankee). In addition, we may invest a portion of the Fund's assets in Eurodollar and Yankee obligations of investment-grade emerging market countries.

MASTER DEMAND NOTES
We may invest the Fund's assets in master demand notes, which are obligations that permit the investment of fluctuating amounts by the Fund, at varying rates of interest using direct arrangements between the Fund, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may repay up to the full amount of the note without penalty. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Because master demand notes are direct lending arrangements between the lender and borrower, these instruments generally will not be traded, and there generally is no secondary market for these notes, although they are redeemable (and immediately repayable by the borrower) at face value, plus accrued interest, at any time. We will invest the Fund's assets in master demand notes only if the Board of Directors or its delegate has determined that they are of credit quality comparable to the debt securities in which the Fund generally may invest.

ILLIQUID SECURITIES
We may not invest more than 15% of the market value of the Fund's net assets in securities which are illiquid. Illiquid securities are those securities that cannot be disposed of in the ordinary course of business in seven days or less at approximately the value at which the Fund has valued the securities.

USAA FAMILY OF NO-LOAD MUTUAL FUNDS

The USAA Family of No-Load Mutual Funds includes a variety of Funds, each with different objectives and policies. In combination, these Funds are designed to provide you with the opportunity to formulate your own investment program. You may exchange any shares you hold in any one USAA Fund for shares in any other USAA Fund. For more complete information about other Funds in the USAA Family of Funds, including charges and expenses, call us for a Prospectus. Read it carefully before you invest or send money.

         FUND
       TYPE/NAME                   VOLATILITY
===============================================================================
  CAPITAL APPRECIATION
===============================================================================
  Aggressive Growth                Very high
  Emerging Markets(1)              Very high
  First Start Growth               Moderate to high
  Gold(1)                          Very high
  Growth                           Moderate to high
  Growth & Income                  Moderate
  International(1)                 Moderate to high
  S&P 500 Index(2)                 Moderate
  Science & Technology             Very high
  World Growth(1)                  Moderate to high
===============================================================================
  ASSET ALLOCATION
===============================================================================
  Balanced Strategy                Moderate
  Cornerstone Strategy(1)          Moderate
  Growth and Tax Strategy(3)       Moderate
  Growth Strategy(1)               Moderate to high
  Income Strategy                  Low to moderate
===============================================================================
  INCOME -- TAXABLE
===============================================================================
  GNMA                             Low to moderate
  Income                           Moderate
  Income Stock                     Moderate
  Short-Term Bond                  Low
===============================================================================
  INCOME -- TAX EXEMPT
===============================================================================
  Long-Term(3)                     Moderate
  Intermediate-Term(3)             Low to moderate
  Short-Term(3)                    Low
  State Bond/Income(3,4)           Moderate
===============================================================================
  MONEY MARKET
===============================================================================
  Money Market(5)                  Very low
  Tax Exempt Money Market(3,5)     Very low
  Treasury Money Market Trust(5)   Very low
  State Money Market(3,4,5)        Very low
===============================================================================

1 FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.

2 S&P(R) IS A TRADEMARK OF THE MCGRAW-HILL COMPANIES, INC., AND HAS BEEN LICENSED FOR USE. THE PRODUCT IS NOT SPONSORED, SOLD OR PROMOTED BY STANDARD & POOR'S, AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE PRODUCT.

3    SOME INCOME MAY BE SUBJECT TO STATE OR LOCAL TAXES.

4 CALIFORNIA, FLORIDA, NEW YORK, TEXAS, AND VIRGINIA FUNDS ARE OFFERED ONLY TO RESIDENTS OF THOSE STATES.

5 AN INVESTMENT IN A MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE IS NO ASSURANCE THAT ANY OF THE FUNDS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1 PER SHARE.

If you would like more information about the Fund, you may call 1-800-531-8181 to request a free copy of the Fund's Statement of Additional Information (SAI), dated December 1, 1997, or the Fund's Annual Report for the year ended July 31, 1997. The SAI and the financial statements contained with the Fund's Annual Report have been filed with the SEC and are legally a part of the Prospectus.

                 INVESTMENT ADVISER,UNDERWRITER AND DISTRIBUTOR
                    USAA Investment Management Company
                            9800 Fredericksburg Road
                           San Antonio, Texas 78288

                    ---------------------------------------

      TRANSFER AGENT                                     CUSTODIAN
USAA Shareholder Account Services           State Street Bank and Trust Company
 9800 Fredericksburg Road                            P.O. Box 1713
  San Antonio,Texas 78288                       Boston,Massachusetts 02105

                    ---------------------------------------

                              TELEPHONE ASSISTANCE
                         Call toll free - Central Time
                     Monday - Friday 8:00 a.m. to 8:00 p.m.
                        Saturdays 8:30 a.m. to 5:00 p.m.

                    ---------------------------------------

                   FOR ADDITIONAL INFORMATION ON MUTUAL FUNDS
                   1-800-531-8181, (in San Antonio) 456-7211
                For account servicing, exchanges or redemptions
                   1-800-531-8448, (in San Antonio) 456-7202

                    ---------------------------------------

                       RECORDED MUTUAL FUND PRICE QUOTES
                        24-Hour Service (from any phone)
                   1-800-531-8066, (in San Antonio) 498-8066

                    ---------------------------------------

                            MUTUAL FUND TOUCHLINE(R)
                          (from Touchtone phones only)
              For account balance, last transaction or fund prices
                   1-800-531-8777, (in San Antonio) 498-8777


                                USAA EAGLE LOGO

                       USAA INVESTMENT MANAGEMENT COMPANY
                            9800 FREDERICKSBURG ROAD
                            SAN ANTONIO, TEXAS
                                     78288
                                                             [RECYCLED GRAPHIC]
23456-1297            (C) 1997, USAA. All rights reserved.     RECYCLED PAPER

                             USAA MONEY MARKET FUND

                                   Prospectus
                                December 1, 1997

The Fund is a no-load mutual fund offered by USAA Investment Management Company. USAA will seek the highest income consistent with preservation of capital and maintenance of liquidity by investing in high-quality debt instruments with maturities of 397 days or less. USAA will maintain a dollar-weighted average portfolio maturity of 90 days or less and will endeavor to maintain a constant net asset value per share of $1.

SHARES OF THIS FUND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, THE USAA FEDERAL SAVINGS BANK, ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY, ARE SUBJECT TO INVESTMENT RISKS, AND MAY LOSE VALUE.

AS WITH OTHER MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION (SEC) NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT AND THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1 PER SHARE.

                               TABLE OF CONTENTS
          Who Manages the Fund?................................  2
          What is the Investment Objective?....................  2
          How Does This Fund Differ
          From a Savings Account?..............................  2
          Is This Fund for You?................................  2
          How Do You Buy?......................................  3
          Fees and Expenses....................................  3
          Financial Highlights.................................  4
          Performance Information..............................  4
          Fund Investments.....................................  5
          Fund Management......................................  7

          Using Mutual Funds in an Investment Program..........  8
          How to Invest........................................  9
          Important Information About
          Purchases and Redemptions............................ 12
          Exchanges............................................ 13
          Shareholder Information.............................. 14
          Description of Shares................................ 16
          Appendix A........................................... 17
          USAA Family of No-Load Mutual Funds.................. 19

THIS PROSPECTUS CONTAINS INFORMATION YOU SHOULD KNOW BEFORE YOU INVEST IN THE FUND. PLEASE READ IT AND KEEP IT FOR FUTURE REFERENCE.

WHO MANAGES THE FUND?

USAA Investment Management Company manages the Fund. For easier reading, USAA Investment Management Company will be referred to as "we" throughout the Prospectus.

WHAT IS THE INVESTMENT OBJECTIVE?

The  Fund's  investment   objective  is  the  highest  income  consistent  with
preservation of capital and the maintenance of liquidity. See FUND INVESTMENTS on page 5 for more information.

HOW DOES THIS FUND DIFFER
FROM A SAVINGS ACCOUNT?

As you know, a savings account is a deposit with a bank. The bank is obligated to return the amount deposited and to pay you interest for the use of your money. Up to a certain amount, the FDIC will insure that the bank meets its obligations. The Fund is not a savings account but, rather, is a money market mutual fund that issues and redeems its shares at the Fund's per share net asset value (NAV). The Fund always seeks to maintain a constant NAV of $1 per share. Unlike a savings account, the shares are not insured by the FDIC or any other governmental agency and there can be no assurance that shares will always be valued at $1 per share. We manage the Fund, however, in accordance with strict SEC guidelines designed to result in the value of your shares remaining at $1 per share. Just as a savings account pays interest on the amount deposited, the Fund pays dividends on the shares you own. If these dividends are reinvested in the Fund, the value of your account will grow over time.

IS THIS FUND FOR YOU?

THIS FUND MIGHT BE APPROPRIATE AS PART OF YOUR INVESTMENT PORTFOLIO IF . . .

o  You need your money back within a short period.
o  You need to preserve principal.
o  You want a low-risk investment.

THIS FUND MAY NOT BE APPROPRIATE AS PART OF YOUR INVESTMENT PORTFOLIO IF . . .

o  You need a high total return to achieve your goals.
o  You need an investment that provides tax-free income.

If you feel this Fund is not the one for you, refer to page 19 for a complete list of the USAA Family of No-Load Mutual Funds.

HOW DO YOU BUY?

You may make your initial investment directly by mail, in person or, in certain instances, by telephone. Generally, the minimum initial investment is $3,000 [$500 for Uniform Gifts/Transfers to Minors Act (UGMA/UTMA) accounts and $250 for IRAs] and can be made by check or by wire. If you participate in one of our automatic investment plans, your minimum initial investment may be less. There is more information about how to purchase Fund shares on page 9.

FEES AND EXPENSES

This summary shows what it will cost you directly or indirectly to invest in the Fund.

Shareholder Transaction Expenses -- Fees You Pay Directly

There are no fees charged to your account when you buy, sell, or hold Fund shares. However, if you sell shares and request your money by wire transfer, you will pay a $10 fee. (Your bank may also charge a fee for receiving wires.)

Annual Fund Operating Expenses -- Fees You Pay Indirectly

Fund expenses come out of the Fund's assets and are reflected in the Fund's share price and dividends. "Other Expenses" include expenses such as custodian and transfer agent fees. The figures below show actual expenditures during the past fiscal year ended July 31, 1997, and are calculated as a percentage of average net assets (ANA).

              Management Fees (net of
               reimbursement)                     .20%        12b-1 FEES -
              12b-1 Fees                          None        SOME FUNDS CHARGE
              Other Expenses                      .25%        THESE FEES TO PAY
                                                  ----        FOR THE COSTS OF
              Total Fund Operating Expenses                   SELLING FUND
              (net of reimbursement)              .45%        SHARES.
                                                  ====

During the year, we voluntarily limited the Fund's annual expenses to .45% of its ANA and reimbursed the Fund for all expenses in excess of this limitation. The Management Fees and Total Fund Operating Expenses reflect these expense reimbursements. Without these reimbursements, the amount of the Management Fees and Total Fund Operating Expenses as a percentage of the Fund's ANA would have been .24% and .49%, respectively. We have again voluntarily agreed to limit the Fund's annual expenses to .45% of its ANA and will reimburse the Fund for all expenses in excess of that amount until December 1, 1998.

Example of Effect of Fund Operating Expenses

You would pay the following expenses on a $1,000 investment in the Fund, assuming (1) 5% annual return and (2) redemption at the end of the periods shown.

               1 year................................... $   5
               3 years..................................    14
               5 years..................................    25
              10 years..................................    57

THIS EXAMPLE IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

FINANCIAL HIGHLIGHTS

Please read the Fund's Annual Report furnished with this Prospectus. The Annual Report includes the Fund's financial statements and financial highlights audited by KPMG Peat Marwick LLP, which are legally a part of this Prospectus. The Annual Report includes messages from the President and the Fund's portfolio manager, a listing of the Fund's investments, and additional performance information that you may wish to review.

PERFORMANCE INFORMATION

Please consider performance information in light of the Fund's investment objective and policies and market conditions during the reported time periods. Remember, historical performance might not be repeated in the future. The value of your shares may go up or down. For the most current price, yield, and return information for this Fund, you may call TouchLINE(R) at 1-800-531-8777. Press 1 for the Mutual Fund Menu, press 1 again for prices, yields, and returns. Then, press 42 followed by the pound sign when asked for a Fund Code.


                              [TELEPHONE GRAPHIC]
                                 TouchLINE (R)
                                1-800-531-8777
                                     press
                                       1
                                     then
                                       1
                                     then
                                     4 2 #

You may see the Fund's yield or effective yield quoted in advertisements and reports. All mutual funds must use the same formulas to calculate yield and effective yield. Yield is annualized net income of the Fund during a specified seven-day period as a percentage of the Fund's share price. The effective yield is calculated in a similar way; however, when annualized, the income earned is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of the assumed reinvestment. You may also see a comparison of the Fund's performance to that of other mutual funds with similar investment objectives and to relevant indexes.

FUND INVESTMENTS

Investment Policies and Risks

   Q   What is the Fund's investment policy?

   A   We   will   invest   the   Fund's   assets   in    high-quality,    U.S.
       dollar-denominated debt securities of domestic and foreign issuers which have been determined to present minimal credit risk.

   Q What type of money market instruments are included in the Fund's portfolio?

   A   The Fund's portfolio may include the following:

       o  Obligations    of   the   U.S.    Government,    its   agents,    and
          instrumentalities, and repurchase agreements collateralized by such obligations;
       o Short-term corporate debt obligations such as notes, bonds, and commercial paper;
       o U.S. bank or foreign bank obligations, including certificates of deposit, banker's acceptances, and time deposits;
       o Obligations of state and local governments and their agencies and instrumentalities;
       o  Municipal lease obligations;
       o  Mortgage-backed securities;
       o  Asset-backed securities;
       o  Master demand notes;
       o  Eurodollar obligations;
       o  Yankee obligations;
       o  Other short-term debt securities.

       Further  description of these  securities is found in APPENDIX A on page
       17.

   Q   Are there any limits on how much we can invest in one issuer?

   A Yes. The SEC has set certain diversification requirements for money market funds. Generally, these requirements limit a money market fund's investments in securities of any issuer to no more than 5% of the fund's assets, excluding securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities.

   Q   What are the credit ratings of the Fund's investments?

   A We will purchase only high-quality securities that qualify as "first-tier" securities under the SEC rules that apply to money market funds. In general, a first-tier security is defined as a security that is:

       o issued or guaranteed by the U.S. Government or any agency or instrumentality thereof;

       o rated in the highest category for short-term securities by at least two Nationally Recognized Statistical Rating Organizations (NRSROs), or by one NRSRO if the security is rated by only one NRSRO;

       o unrated but issued by an issuer that has other comparable short-term obligations so rated; or

       o unrated but we have determined it to be of comparable quality.

   Q Who are considered to be Nationally Recognized Statistical Rating Organizations?

   A   Current NRSROs include:

       o  Moody's Investors Service, Inc.;
       o  Standard & Poor's Ratings Group;
       o  Fitch Investors Services, Inc.;
       o  Duff & Phelps Inc.;
       o  Thompson BankWatch, Inc.; and
       o  IBCA Inc.

   Q   What happens if the rating of a security is downgraded?

   A If the rating of a security is downgraded after purchase, we will determine whether it is in the best interest of the Fund's shareholders to continue to hold the security in the Fund's portfolio.

   Q   Will the Fund always maintain a net asset value of $1 per share?

   A While we will endeavor to maintain a constant Fund net asset value of $1 per share, there is no assurance that we will be able to do so. Remember, the shares are neither insured nor guaranteed by the U.S. Government. As such, the Fund carries some risk. For example, there is always a risk that the issuer of a security held by the Fund will fail to pay interest or principal when due. We attempt to minimize this credit risk by investing only in securities rated in the highest category for short-term securities, or, if not rated, of comparable quality at the time of purchase. In addition, we will not purchase a security unless our analysts have determined that the security presents minimal credit risk.There is also a risk that rising interest rates will cause the value of the Fund's securities to decline. We attempt to minimize this interest risk by limiting the maturity of each security and maintaining an average weighted maturity for the Fund of 90 days or less.

For additional information about other securities in which we may invest the Fund's assets, see APPENDIX A on page 17.

Investment Restrictions

The following restrictions may only be changed with shareholder approval:

o The Fund may not invest more than 25% of its total assets in one industry. For the purpose of this policy, banks are not considered a single industry.

o The Fund may borrow only for temporary or emergency purposes in an amount not exceeding 33 1/3% of its total assets.

You will find a complete listing of the precise investment restrictions in the Fund's Statement of Additional Information.

FUND MANAGEMENT

The Board of Directors of USAA Mutual Fund, Inc. (Company), of which the Fund is a series, supervises the business affairs of the Company. The Company has retained us, USAA Investment Management Company, to serve as the manager and distributor for the Company.

We are an affiliate of United Services Automobile Association (USAA), a large, diversified financial services institution. As of the date of this Prospectus, we had approximately $36 billion in total assets under management. Our mailing address is 9800 Fredericksburg Road, San Antonio, TX 78288.

We are responsible for managing the Fund's portfolio (including placement of brokerage orders) and its business affairs, subject to the authority of and supervision by the Board of Directors. For our services, the Fund pays us an annual fee. This fee is calculated and paid at twenty-four one hundredths of one percent (.24%) of average net assets. For the fiscal year ended July 31, 1997, the fees paid to us, net of reimbursement, were .20% of average net assets. We reimbursed the Fund $815,135 for its Total Operating Expenses in excess of the .45% limitation.

We also provide services related to selling the Fund's shares and receive no compensation for those services.

Although our officers and employees, as well as those of the Company, may engage in personal securities transactions, they are restricted by the procedures in a Joint Code of Ethics adopted by the Company and us.

Portfolio Manager

The following individual is primarily responsible for managing the Fund:

Pamela K. Bledsoe, Executive Director of Money Market Funds since June 1995, has managed the Fund since May 1996. Ms. Bledsoe has nine years investment management experience and has worked for us for six years. She earned the Chartered Financial Analyst designation in 1992 and is a member of the Association for Investment Management and Research and the San Antonio
Financial Analysts Society, Inc. She holds an MBA from Texas Christian University and a BS from Louisiana Tech University.

[PHOTOGRAPH OF PORTFOLIO MANAGER]
Pamela K. Bledsoe

USING MUTUAL FUNDS IN AN
INVESTMENT PROGRAM

I. The Idea Behind Mutual Funds

Mutual funds provide small investors some of the advantages enjoyed by wealthy investors. A relatively small investment can buy part of a diversified portfolio. That portfolio is managed by investment professionals, relieving you of the need to make individual stock or bond selections. You also enjoy conveniences, such as daily pricing, liquidity, and in the case of the USAA Family of Funds, no sales charge. The portfolio, because of its size, has lower transaction costs on its trades than most individuals would have. As a result, you own an investment that in earlier times would have been available only to very wealthy people.

II. Using Funds in an Investment Program

In choosing a mutual fund as an investment vehicle, you are giving up some investment decisions, but must still make others. The decisions you don't have to make are those involved with choosing individual securities. We will perform that function. In addition, we will arrange for the safekeeping of securities, auditing the annual financial statements, and daily valuation of the Fund, as well as other functions.

You, however, retain at least part of the responsibility for an equally important decision. This decision involves determining a portfolio of mutual funds that balances your investment goals with your tolerance for risk. It is likely that this decision may include the use of more than one fund of the USAA Family of Funds.

For example, assume you wish to invest in a widely-diversified portfolio. You could combine an investment in the Money Market Fund with investments in other mutual funds that invest in stocks of large and small companies and high-dividend stocks. This is just one way you could combine funds that fit your own risk and reward goals.

III. USAA's Family of Funds

We offer you another alternative for asset allocation with our asset strategy funds listed on page 19. These unique mutual funds provide a professionally managed diversified investment portfolio within a mutual fund. They are designed for the individual who prefers to delegate the asset allocation process to an investment manager and are structured to achieve diversification across a number of investment categories.

Whether you prefer to create your own mix of mutual funds or use a USAA Asset Strategy Fund, the USAA Family of Funds provides a broad range of choices covering just about any investor's investment objectives. Our sales representatives stand ready to assist you with your choices and to help you craft a portfolio which meets your needs.

HOW TO INVEST

Purchase of Shares

OPENING AN ACCOUNT

You may open an account and make an investment as described below by mail, in person, bank wire, electronic funds transfer (EFT), or phone. A complete, signed application is required for each new account.

TAX ID NUMBER
Each shareholder named on the account must provide a social security number or tax identification number to avoid possible withholding requirements.

EFFECTIVE DATE
When you make a purchase, your purchase price will be the net asset value (NAV) per share next determined after we receive your request in proper form as described below. The Fund's NAV is determined at the close of the regular trading session (generally 4:00 p.m. Eastern Time) of the New York Stock Exchange (NYSE) each day the NYSE is open. If we receive your request prior to that time, your purchase price will be the NAV per share determined for that day. If we receive your request after the NAV per share is calculated, the purchase will be effective on the next business day. If you plan to purchase Fund shares with a foreign check, we suggest you convert your foreign check to U.S. dollars prior to investment in the Fund to avoid a potential delay in the effective date of your purchase of up to four to six weeks. Furthermore, a bank charge may be assessed in the clearing process, which will be deducted from the amount of the purchase.

MINIMUM INVESTMENTS

INITIAL PURCHASE
[MONEY GRAPHIC]      o $3,000  [$500  Uniform  Gifts/Transfers  to  Minors  Act
                       (UGMA/UTMA) accounts and $250 for IRAs] or no initial investment if you elect to have monthly electronic investments of at least $50 each. We may periodically offer programs that reduce the minimum amounts for monthly electronic investments. Employees of USAA and its affiliated companies may open an account through payroll deduction for as little as $25 per pay period with no initial investment.

ADDITIONAL PURCHASES o $50 (Except transfers from brokerage accounts)

HOW TO PURCHASE

MAIL                 o To open an account, send your application and check to:
[ENVELOPE GRAPHIC]            USAA Investment Management Company
                              9800 Fredericksburg Road
                              San Antonio, TX 78288

                     o To add to  your  account,  send  your  check  and  the
                       "Invest by Mail" stub that accompanies your Fund's transaction confirmation to the Transfer Agent:
                              USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, TX 78288

IN PERSON            o To open an account, bring your application and check to:
[PEOPLE GRAPHIC]              USAA Investment Management Company
                              USAA Federal Savings Bank
                              10750 Robert F. McDermott Freeway, San Antonio

BANK WIRE            o Instruct  your bank (which may charge a fee for
[ENVELOPE WIRE         the service) to wire the specified  amount to the Fund
GRAPHIC]               as follows:
                              State Street Bank and Trust Company
                              Boston, MA 02101
                              ABA#011000028
                              Attn: USAA Money Market Fund
                              USAA Account Number: 69384998
                              Shareholder(s) Name(s)______________________
                              Shareholder(s) Account Number_______________

ELECTRONIC FUNDS     o Additional  purchases on a regular basis can be deducted
TRANSFER               from  a   bank   account,   paycheck,   income-producing
[CALENDAR GRAPHIC]     investment,  or USAA money market fund account.  Sign up
                       for these  services  when  opening  an  account  or call
                       1-800-531-8448 to add these services.

PHONE                o If you  have  an  existing  USAA  account  and   would
1-800-531-8448         like to open a new account or exchange to  another USAA
[TELEPHONE GRAPHIC]    fund, call  for  instructions.  To open an  account  by
                       phone, the new account must have the same registration as your existing account.

Redemption of Shares

You may redeem Fund shares by any of the methods described below on any day the NAV per share is calculated. Redemptions are effective on the day instructions are received in a manner as described below. However, if instructions are received after the NAV per share calculation (generally 4:00 p.m. Eastern
Time), redemption will be effective on the next business day.

Within seven days after the effective date of redemption, we will send you your money. Payment for redemption of shares purchased by EFT or check is sent after the EFT or check has cleared, which could take up to 15 days from the purchase date. If you are considering redeeming shares soon after purchase, you should purchase by bank wire or certified check to avoid delay.

In addition, the Company may elect to suspend the redemption of shares or postpone the date of payment in limited circumstances.

HOW TO REDEEM

WRITTEN, FAX,        o Send your written instructions to:
TELEGRAPH, OR                  USAA Shareholder Account Services
TELEPHONE                      9800 Fredericksburg Road
[FAX MACHINE GRAPHIC]          San Antonio, TX  78288

                     o Send a signed fax to 1-800-292-8177,  or send a telegram to USAA Shareholder Account Services.

                     o Call toll free 1-800-531-8448, in San Antonio, 456-7202.

Telephone redemption privileges are automatically established when you complete your application. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; and if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. Before any discussion regarding your account, we obtain the following information: (1) USAA number or account number, (2) the name(s) on the account registration, and
(3) social security number or tax identification number for the account registration. In addition, we record all telephone communications with you and send confirmations of account transactions to the address of record. Redemption by telephone, fax, or telegram is not available for shares represented by stock certificates.

CHECKWRITING              o   Return a signed signature card, which accompanies
[CHECKBOOK                    your  application, or  request a  signature  card
GRAPHIC]                      separately and return to:
                                   USAA Shareholder Account Services
                                   9800 Fredericksburg Road
                                   San Antonio, TX 78288

You will not be charged for the use of checks or any subsequent reorders. Your checkwriting privilege is subject to State Street Bank and Trust Company's rules and regulations governing checking accounts. You may write checks in the amount of $250 or more. Checks written for less than $250 will be returned unpaid. Because the value of your account changes daily as dividends accrue, you may not write a check to close your account.

IMPORTANT INFORMATION ABOUT
PURCHASES AND REDEMPTIONS

Investor's Guide to USAA Mutual Fund Services

Upon your initial investment with us, you will receive the INVESTOR'S GUIDE to help you get the most out of your USAA mutual fund account and to help you in your role as an investor. In the INVESTOR'S GUIDE, you will find additional information on purchases, redemptions, and methods of payment. You will also find in-depth information on automatic investment plans, shareholder statements and reports, and other useful information.

Account Balance

Beginning in September 1998, and occurring each September thereafter, USAA Shareholder Account Services (SAS), the Fund's transfer agent, will assess a small balance account fee of $12 to each shareholder account with a balance, at the time of assessment, of less than $2,000. The fee will reduce total transfer agency fees paid by the Fund to SAS. Accounts exempt from the fee include: (1) any account regularly purchasing additional shares each month through an automatic investment plan; (2) any account registered under the Uniform Gifts/Transfers to Minors Act (UGMA/UTMA); (3) all (non-IRA) money market fund accounts; (4) any account whose registered owner has an aggregate balance of $50,000 or more invested in USAA mutual funds; and (5) all IRA accounts (for the first year the account is open).

Company Rights The Company reserves the right to:

o reject purchase or exchange orders when in the best interest of the Company;

o limit or discontinue the offering of shares of any portfolio of the Company without notice to the shareholders;

o impose a redemption charge of up to 1% of the net asset value of shares redeemed if circumstances indicate a charge is necessary for the protection of remaining investors (for example, if excessive market-timing share activity unfairly burdens long-term investors); however, this 1% charge will not be imposed upon shareholders unless authorized by the Board of Directors and the required notice has been given to shareholders;

o require a signature guarantee for purchases, redemptions, or changes in account information in those instances where the appropriateness of a signature authorization is in question. The Statement of Additional Information contains information on acceptable guarantors;

o   redeem an account with less than 500 shares, with certain limitations.

EXCHANGES

Exchange Privilege

The exchange privilege is automatic when you complete your application. You may exchange shares among Funds in the USAA Family of Funds, provided you do not hold these shares in stock certificate form and the shares to be acquired are offered in your state of residence. The Fund's transfer agent will simultaneously process exchange redemptions and purchases at the share prices next determined after the exchange order is received. For federal income tax purposes, an exchange between Funds is a taxable event; and as such, you may realize a capital gain or loss.

The Fund has undertaken certain procedures regarding telephone transactions as described on page 12.

Exchange Limitations, Excessive Trading

To minimize Fund costs and to protect the Funds and their shareholders from unfair expense burdens, the Funds restrict excessive exchanges. The limit on exchanges out of any Fund in the USAA Family of Funds for each account is six per calendar year (except there is no limitation on exchanges out of the Tax Exempt Short-Term Fund, Short-Term Bond Fund, or any of the money market funds in the USAA Family of Funds).

SHAREHOLDER INFORMATION

Share Price Calculation

The price at which shareholders purchase and redeem Fund shares is equal to the net asset value (NAV) per share determined on the effective date of the purchase or redemption. You may buy and sell Fund shares at the NAV per share without a sales charge.

When

The Fund's NAV per share is calculated at the close of the regular trading session of the NYSE, which is usually 4:00 p.m. Eastern Time.

How

The NAV per share is calculated by adding the value of all securities and other assets in the Fund, deducting liabilities, and dividing by the number of shares outstanding.

Dividends and Distributions

Net investment income is accrued daily and paid on the last business day of the month. Daily dividends are declared at the time the NAV per share is calculated. Dividends shall begin accruing on shares purchased the day following the effective date and shall continue to accrue to the effective date of redemption. When you choose to receive cash dividends monthly, we will send you those funds that have accrued during the month after the payment date.

We will invest any dividend or distribution payment returned to us in your account at the then-current NAV per share. Dividend and distribution checks become void six months from the date on the check. The amount of the voided check will be invested in your account at the then-current NAV per share.

Federal Taxes

This tax information is quite general and refers to the federal income tax provisions in effect as of the date of this Prospectus. Note that the recently enacted Taxpayer Relief Act of 1997 and regulations that will likely be created to implement the Act may affect the status and treatment of certain distributions shareholders receive from the Fund. We urge you to consult your own tax adviser about the status of distributions from the Fund in your own state and locality.

FUND - The Fund intends to qualify as a regulated investment company (RIC) under Subchapter M of the Internal Revenue Code of 1986, as amended. As a RIC, the Fund will not be subject to federal income tax on its net investment income and net capital gains distributed to shareholders. Net capital gains are those gains in excess of capital losses.

SHAREHOLDER - Dividends from taxable net investment income and distributions of net short-term capital gains are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares.

Regardless of the length of time you have held the Fund shares, distributions of net long-term capital gains are taxable as long-term capital gains whether received in cash or reinvested in additional shares.

WITHHOLDING - Federal law requires the Fund to withhold and remit to the U.S. Treasury a portion of the income dividends and capital gain distributions and proceeds of redemptions paid to any non-corporate shareholder who:

o    fails to furnish the Fund with a correct tax identification number,
o    underreports dividend or interest income, or
o    fails to certify that he or she is not subject to withholding.

To avoid this withholding requirement, you must certify on your application, or on a separate Form W-9 supplied by the Fund's transfer agent, that your tax identification number is correct and you are not currently subject to backup withholding.

REPORTING - The Fund will report annually to you information concerning the tax status of dividends and distributions for federal income tax purposes.

DESCRIPTION OF SHARES

The Fund is a series of USAA Mutual Fund, Inc. (Company) and is diversified. The Company is an open-end management investment company incorporated under the laws of the State of Maryland. The Company is authorized to issue shares of common stock of separate series, each of which is commonly referred to as a mutual fund. There are ten mutual funds in the Company, including this Fund.

The Company does not hold annual or regular meetings of shareholders and holds special meetings only as required by the Investment Company Act of 1940. The Directors may fill vacancies on the Board or appoint new Directors if the result is that at least two-thirds of the Directors have still been elected by shareholders. Shareholders have one vote per share (with proportionate voting for fractional shares) regardless of the relative net asset value of the shares. If a matter affects an individual fund in the Company, there will be a separate vote of the shareholders of that specific fund. Shareholders collectively holding at least 10% of the outstanding shares of the Company may request a shareholder meeting at any time for the purpose of voting to remove one or more of the Directors. The Company will assist in communicating to other shareholders about the meeting.

                                   APPENDIX A

THE FOLLOWING ARE DESCRIPTIONS OF CERTAIN TYPES OF SECURITIES IN WHICH WE MAY INVEST THE FUND'S ASSETS:

PUT BONDS
We may invest in securities (including securities with variable interest rates) which may be redeemed or sold back (put) to the issuer of the security or a third party prior to stated maturity (put bonds). Such securities will normally trade as if maturity is the earlier put date, even though stated maturity is longer.

VARIABLE RATE SECURITIES
We may invest in securities that bear interest at rates which are adjusted periodically to market rates.

o These interest rate adjustments can both raise and lower the income generated by such securities. These changes will have the same effect on the income earned by the Fund depending on the proportion of such securities held.

o The value of variable rate securities is less affected than fixed-coupon securities by changes in prevailing interest rates because of the periodic adjustment of their coupons to a market rate. The shorter the period between adjustments, the smaller the impact of interest rate fluctuations on the value of these securities.

o The market value of a variable rate security usually tends toward par (100% of face value) at interest rate adjustment time.

WHEN-ISSUED SECURITIES
We may invest in new issues of debt securities offered on a when-issued basis.

o Delivery and payment take place after the date of the commitment to purchase, normally within 45 days. Both price and interest rate are fixed at the time of commitment.

o The Fund does not earn interest on the securities until settlement, and the market value of the securities may fluctuate between purchase and settlement.

o    Such securities can be sold before settlement date.

REPURCHASE AGREEMENTS
We may invest in repurchase agreements which are collateralized by obligations issued or guaranteed by the U.S. Government, its agencies, and instrumentalities. A repurchase agreement is a transaction in which a security is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date. This date is usually not more than seven days from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest, which is unrelated to the coupon rate or maturity of the purchased security.

MUNICIPAL LEASE OBLIGATIONS
We may invest in a variety of instruments commonly referred to as municipal lease obligations, including:

o    Leases,
o    Installment purchase contracts, and
o    Certificates of participation in such leases and contracts.

EURODOLLAR AND YANKEE OBLIGATIONS
We may invest a portion of the Fund's assets in dollar-denominated instruments that have been issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions (Eurodollar) as well as dollar-denominated instruments that have been issued by foreign issuers in the U.S. capital markets (Yankee). In addition, we may invest a portion of the Fund's assets in Eurodollar and Yankee obligations of investment-grade emerging market countries.

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES
We may invest the Fund's assets in mortgage-backed and asset-backed securities. Mortgage-backed securities include, but are not limited to, securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac). These securities represent ownership in a pool of mortgage loans. They differ from conventional bonds in that principal is paid back to the investor as payments are made on the underlying mortgages in the pool. Accordingly, the Fund receives monthly scheduled payments of principal and interest along with any unscheduled principal prepayments on the underlying mortgages. Because these scheduled and unscheduled principal payments must be reinvested at prevailing interest rates, mortgage-backed securities do not provide an effective means of locking in long-term interest rates for the investor. Like other fixed income securities, when interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed income securities.

Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, such as credit card, motor vehicle, or trade receivables. They may be pass-through certificates, which have characteristics very similar to mortgage-backed securities, discussed above. They may also be in the form of asset-backed commercial paper, which is issued by a special purpose entity, organized solely to issue the commercial paper and to purchase interests in the assets. The credit quality of these securities depends primarily upon the quality of the underlying assets and the level of credit support and enhancement provided.

MASTER DEMAND NOTES
We may invest the Fund's assets in master demand notes, which are obligations that permit the investment of fluctuating amounts by the Fund, at varying rates of interest using direct arrangements between the Fund, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may repay up to the full amount of the note without penalty. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Because master demand notes are direct lending arrangements between the lender and borrower, these instruments generally will not be traded, and there generally is no secondary market for these notes, although they are redeemable (and immediately repayable by the borrower) at face value, plus accrued interest, at any time. We will invest the Fund's assets in master demand notes only if the Board of Directors or its delegate has determined that they are of credit quality comparable to the debt securities in which the Fund generally may invest.

ILLIQUID SECURITIES
We may not invest more than 10% of the market value of the Fund's net assets in securities which are illiquid. Illiquid securities are those securities that cannot be disposed of in the ordinary course of business in seven days or less at approximately the value at which the Fund has valued the securities.

USAA FAMILY OF NO-LOAD MUTUAL FUNDS

The USAA Family of No-Load Mutual Funds includes a variety of Funds, each with different objectives and policies. In combination, these Funds are designed to provide you with the opportunity to formulate your own investment program. You may exchange any shares you hold in any one USAA Fund for shares in any other USAA Fund. For more complete information about other Funds in the USAA Family of Funds, including charges and expenses, call us for a Prospectus. Read it carefully before you invest or send money.

         FUND
       TYPE/NAME                   VOLATILITY
===============================================================================
  CAPITAL APPRECIATION
===============================================================================
  Aggressive Growth                Very high
  Emerging Markets(1)              Very high
  First Start Growth               Moderate to high
  Gold(1)                          Very high
  Growth                           Moderate to high
  Growth & Income                  Moderate
  International(1)                 Moderate to high
  S&P 500 Index(2)                 Moderate
  Science & Technology             Very high
  World Growth(1)                  Moderate to high
===============================================================================
  ASSET ALLOCATION
===============================================================================
  Balanced Strategy                Moderate
  Cornerstone Strategy(1)          Moderate
  Growth and Tax Strategy(3)       Moderate
  Growth Strategy(1)               Moderate to high
  Income Strategy                  Low to moderate
===============================================================================
  INCOME -- TAXABLE
===============================================================================
  GNMA                             Low to moderate
  Income                           Moderate
  Income Stock                     Moderate
  Short-Term Bond                  Low
===============================================================================
  INCOME -- TAX EXEMPT
===============================================================================
  Long-Term(3)                     Moderate
  Intermediate-Term(3)             Low to moderate
  Short-Term(3)                    Low
  State Bond/Income(3,4)           Moderate
===============================================================================
  MONEY MARKET
===============================================================================
  Money Market(5)                  Very low
  Tax Exempt Money Market(3,5)     Very low
  Treasury Money Market Trust(5)   Very low
  State Money Market(3,4,5)        Very low
===============================================================================

1 FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.

2 S&P(R) IS A TRADEMARK OF THE MCGRAW-HILL COMPANIES, INC., AND HAS BEEN LICENSED FOR USE. THE PRODUCT IS NOT SPONSORED, SOLD OR PROMOTED BY STANDARD & POOR'S, AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE PRODUCT.

3    SOME INCOME MAY BE SUBJECT TO STATE OR LOCAL TAXES.

4 CALIFORNIA, FLORIDA, NEW YORK, TEXAS, AND VIRGINIA FUNDS ARE OFFERED ONLY TO RESIDENTS OF THOSE STATES.

5 AN INVESTMENT IN A MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE IS NO ASSURANCE THAT ANY OF THE FUNDS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1 PER SHARE.

                                     NOTES

If you would like more information about the Fund, you may call 1-800-531-8181 to request a free copy of the Fund's Statement of Additional Information (SAI), dated December 1, 1997, or the Fund's Annual Report for the year ended July 31, 1997. The SAI and the financial statements contained with the Fund's Annual Report have been filed with the SEC and are legally a part of the Prospectus.


                 INVESTMENT ADVISER,UNDERWRITER AND DISTRIBUTOR
                    USAA Investment Management Company
                            9800 Fredericksburg Road
                           San Antonio, Texas 78288

                    ---------------------------------------

       TRANSFER AGENT                                   CUSTODIAN
USAA Shareholder Account Services           State Street Bank and Trust Company
 9800 Fredericksburg Road                            P.O. Box 1713
  San Antonio,Texas 78288                       Boston,Massachusetts 02105

                    ---------------------------------------

                              TELEPHONE ASSISTANCE
                         Call toll free - Central Time
                     Monday - Friday 8:00 a.m. to 8:00 p.m.
                        Saturdays 8:30 a.m. to 5:00 p.m.

                    ---------------------------------------

                   FOR ADDITIONAL INFORMATION ON MUTUAL FUNDS
                   1-800-531-8181, (in San Antonio) 456-7211
                For account servicing, exchanges or redemptions
                   1-800-531-8448, (in San Antonio) 456-7202

                    ---------------------------------------

                       RECORDED MUTUAL FUND PRICE QUOTES
                        24-Hour Service (from any phone)
                   1-800-531-8066, (in San Antonio) 498-8066

                    ---------------------------------------

                            MUTUAL FUND TOUCHLINE(R)
                          (from Touchtone phones only)
              For account balance, last transaction or fund prices
                   1-800-531-8777, (in San Antonio) 498-8777



                                USAA EAGLE LOGO

                       USAA INVESTMENT MANAGEMENT COMPANY
                            9800 FREDERICKSBURG ROAD
                            SAN ANTONIO, TEXAS
                                     78288
                                                             [RECYCLED GRAPHIC]
23457-1297            (C) 1997, USAA. All rights reserved.     RECYCLED PAPER

     USAA                                               STATEMENT OF
     MUTUAL                                             ADDITIONAL INFORMATION
     FUND, INC.                                         December 1, 1997
_______________________________________________________________________________

                             USAA MUTUAL FUND, INC.


USAA MUTUAL FUND, INC. (the Company) is a registered investment company offering shares of ten no-load mutual funds, seven of which are described in this Statement of Additional Information (SAI): the Aggressive Growth Fund, Growth Fund, Growth & Income Fund, Income Stock Fund, Income Fund, Short-Term Bond Fund, and Money Market Fund (collectively, the Funds). Each Fund is classified as diversified and has its own investment objectives designed to meet different investment goals.

You may obtain a free copy of a Prospectus for any Fund dated December 1, 1997, by writing to USAA Mutual Fund, Inc., 9800 Fredericksburg Road, San Antonio, TX 78288, or by calling toll free 1-800-531-8181. The Prospectus provides the basic information you should know before investing in the Funds. This SAI is not a Prospectus and contains information in addition to and more detailed than that set forth in each Fund's Prospectus. It is intended to provide you with additional information regarding the activities and operations of the Company and the Funds and should be read in conjunction with each Fund's Prospectus.

_______________________________________________________________________________

                               TABLE OF CONTENTS

        PAGE
           2   Valuation of Securities
           3   Conditions of Purchase and Redemption
           3   Additional Information Regarding Redemption of Shares
           4   Investment Plans
           5   Investment Policies
           9   Investment Restrictions
          11   Portfolio Transactions
          12   Further Description of Shares
          13   Tax Considerations
          13   Directors and Officers of the Company
          16   The Company's Manager

          17   General Information

          18   Calculation of Performance Data
          19   Appendix A - Long-Term and Short-Term Debt Ratings
          23   Appendix B - Comparison of Portfolio Performance

          25   Appendix C - Dollar-Cost Averaging

                            VALUATION OF SECURITIES

Shares of each Fund are offered on a continuing best efforts basis through USAA Investment Management Company (IMCO or the Manager). The offering price for shares of each Fund is equal to the current net asset value (NAV) per share. The NAV per share of each Fund is calculated by adding the value of all its portfolio securities and other assets, deducting its liabilities, and dividing by the number of shares outstanding.

     A Fund's NAV per share is calculated each day, Monday through Friday, except days on which the New York Stock Exchange (NYSE) is closed. The NYSE is currently scheduled to be closed on New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively.

     The value of the securities of the Aggressive Growth, Growth, Growth & Income, Income Stock, Income, and Short-Term Bond Funds is determined by one or more of the following methods:

(1) Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange. Portfolio securities traded primarily on foreign securities exchanges are generally valued at the closing values of such securities on the exchange where primarily traded. If no sale is reported, the average of the bid and asked prices is generally used depending upon local custom or regulation.

(2) Over-the-counter securities are priced at the last sales price or, if not available, at the average of the bid and asked prices at the time trading closes on the NYSE.

(3) Debt securities purchased with maturities of 60 days or less are stated at amortized cost which approximates market value. Repurchase agreements are valued at cost.

(4) Other debt securities may be valued each business day by a pricing service (the Service) approved by the Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers in securities, and general market conditions.

(5) Securities which cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value using methods determined by the Manager under the general supervision of the Board of Directors.

Securities trading in foreign markets may not take place on all days on which the NYSE is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. The calculation of a Fund's NAV therefore may not take place contemporaneously with the determination of the prices of securities held by a Fund. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of normal trading on the NYSE on a day a Fund's NAV is calculated will not be reflected in a Fund's NAV, unless the Manager determines that the particular event would materially affect NAV. In such a case, the Fund's Manager, under the supervision of the Board of Directors, will use all relevant available information to determine a fair value for the affected portfolio securities.

     The value of the Money Market Fund's securities is stated at amortized cost which approximates market value. This involves valuing a security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates. While this method provides certainty in valuation, it may result in periods during which the value of an instrument, as determined by amortized cost, is higher or lower than the price the Fund would receive upon the sale of the instrument.

     The valuation of the Money Market Fund's portfolio instruments based upon their amortized cost is subject to the Fund's adherence to certain procedures and conditions. Consistent with regulatory requirements, the Manager will only purchase securities with remaining maturities of 397 days or less and will maintain a dollar-weighted average portfolio maturity of no more than 90 days. The Manager will invest only in securities that have been determined to present minimal credit risk and that satisfy the quality and diversification requirements of applicable rules and regulations of the Securities and Exchange Commission (SEC).

     The Board of Directors has established procedures designed to stabilize the Money Market Fund's price per share, as computed for the purpose of sales and redemptions, at $1.00. There can be no assurance, however, that the Fund will at all times be able to maintain a constant $1.00 NAV per share. Such procedures include review of the Fund's holdings at such intervals as is deemed appropriate to determine whether the Fund's NAV calculated by using available market quotations deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing shareholders. In the event that it is determined that such a deviation exists, the Board of Directors will take such corrective action as it regards as necessary and appropriate. Such action may include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, or establishing a NAV per share by using available market quotations.

                     CONDITIONS OF PURCHASE AND REDEMPTION

NONPAYMENT

If any order to purchase shares is cancelled due to nonpayment or if the Company does not receive good funds either by check or electronic funds transfer, the Transfer Agent will treat the cancellation as a redemption of shares purchased, and you will be responsible for any resulting loss incurred by the Fund or the Manager. If you are a shareholder, the Transfer Agent can redeem shares from any of your account(s) as reimbursement for all losses. In addition, you may be prohibited or restricted from making future purchases in any of the USAA Family of Funds. A $15 fee is charged for all returned items, including checks and electronic funds transfers.

TRANSFER OF SHARES

You may transfer Fund shares to another person by sending written instructions to USAA Shareholder Account Services (Transfer Agent). The account must be clearly identified, and you must include the number of shares to be transferred, the signatures of all registered owners, and all stock certificates, if any, which are the subject of transfer. You also need to send written instructions signed by all registered owners and supporting documents to change an account registration due to events such as divorce, marriage, or death. If a new account needs to be established, you must complete and return an application to the Transfer Agent.

             ADDITIONAL INFORMATION REGARDING REDEMPTION OF SHARES

The value of your investment at the time of redemption may be more or less than the cost at purchase, depending on the value of the securities held in each Fund's portfolio. Requests for redemption which are subject to any special conditions, or which specify an effective date other than as provided herein, cannot be accepted. A gain or loss for tax purposes may be realized on the sale of shares, depending upon the price when redeemed.

     The Board of Directors may cause the redemption of an account with a balance of less than 10 shares of the Aggressive Growth, Growth, Growth & Income, Income Stock, Income, or Short-Term Bond Funds and less than 500 shares of the Money Market Fund provided (1) the value of the account has been reduced, for reasons other than market action, below the minimum initial investment in such Fund at the time of the establishment of the account, (2) the account has remained below the minimum level for six months, and (3) 60 days' prior written notice of the proposed redemption has been sent to you. Shares will be redeemed at the NAV on the date fixed for redemption by the Board of Directors. Prompt payment will be made by mail to your last known address.

     The Company reserves the right to suspend the right of redemption or postpone the date of payment (1) for any periods during which the NYSE is closed, (2) when trading in the markets the Company normally utilizes is restricted, or an emergency exists as determined by the SEC so that disposal of the Company's investments or determination of its net asset value is not reasonably practicable, or (3) for such other periods as the SEC by order may permit for protection of the Company's shareholders.

     For the mutual protection of the investor and the Funds, the Company may require a signature guarantee. If required, EACH signature on the account registration must be guaranteed. Signature guarantees are acceptable from FDIC member banks, brokers, dealers, municipal securities dealers, municipal securities brokers, government securities dealers, government securities brokers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. A signature guarantee for active duty military personnel stationed abroad may be provided by an officer of the United States Embassy or Consulate, a staff officer of the Judge Advocate General, or an individual's commanding officer.

REDEMPTION BY CHECK

Shareholders in the Short-Term Bond Fund or Money Market Fund may request that checks be issued for their accounts. Checks must be written in the amount of at least $250.

     Checks issued to shareholders of either Fund will be sent only to the person in whose name the account is registered and only to the address of record. The checks must be manually signed by the registered owner(s) exactly as the account is registered. For joint accounts the signature of either or both joint owners will be required on the check, according to the election made on the signature card. Dividends will continue to be earned by you until the shares are redeemed by the presentation of a check.

     When a check is presented to USAA Shareholder Account Services (Transfer Agent) for payment, a sufficient number of full and fractional shares in the investor's account will be redeemed to cover the amount of the check. If an investor's account is not adequate to cover the amount of a check, the check will be returned unpaid. A check drawn on an account in the Short-Term Bond Fund may be returned for insufficient funds if the NAV per share of that Fund declines over the time between the date the check was written and the date it was presented for payment. Because the value of the account in either the Short-Term Bond Fund or Money Market Fund changes as dividends are accrued on a daily basis, checks may not be used to close an account.

     The checkwriting privilege will be subject to the customary rules and regulations of State Street Bank and Trust Company (State Street Bank or the Custodian) governing checking accounts. There is no charge to you for the use of the checks or for subsequent reorders of checks.

     The Company reserves the right to assess a processing fee against your account for any redemption check not honored by a clearing or paying agent. Currently, this fee is $15 and is subject to change at any time. Some examples of such dishonor are improper endorsement, checks written for an amount less than the minimum check amount, and insufficient or uncollectible funds.

     The Company, the Transfer Agent, and State Street Bank each reserve the right to change or suspend the checkwriting privilege upon 30 days' written notice to participating shareholders.

     You may request that the Transfer Agent stop payment on a check. The Transfer Agent will use its best efforts to execute stop payment instructions, but does not guarantee that such efforts will be effective. The Transfer Agent will charge you $10 for each stop payment you request.

                                INVESTMENT PLANS

The Company makes available the following investment plans to shareholders of all the Funds. At the time you sign up for any of the following investment plans that utilize the electronic funds transfer service, you will choose the day of the month (the effective date) on which you would like to regularly purchase shares. When this day falls on a weekend or holiday, the electronic transfer will take place on the last business day before the effective date. You may terminate your participation in a plan at any time. Please call the Manager for details and necessary forms or applications.

AUTOMATIC PURCHASE OF SHARES

INVESTART(R) - A no initial investment purchase plan. With this plan the regular minimum initial investment amount is waived if you make monthly additions of at least $50 through electronic funds transfer from a checking or savings account.

INVESTRONIC(R) - The regular purchase of additional shares through electronic funds transfer from a checking or savings account. You may invest as little as $50 per month.

DIRECT PURCHASE SERVICE - The periodic purchase of shares through electronic funds transfer from an employer (including government allotments), an income-producing investment, or an account with a participating financial institution.

AUTOMATIC PURCHASE PLAN - The periodic transfer of funds from a USAA money market fund to purchase shares in another non-money market USAA mutual fund. There is a minimum investment required for this program of $5,000 in the money market fund, with a monthly transaction minimum of $50.

BUY/SELL SERVICE - The intermittent purchase or redemption of shares through electronic funds transfer to or from a checking or savings account.

Participation in these automatic purchase plans will permit you to engage in dollar-cost averaging. For additional information concerning the benefits of dollar-cost averaging, see APPENDIX C.

SYSTEMATIC WITHDRAWAL PLAN

If a shareholder in a single investment account (accounts in different Funds cannot be aggregated for this purpose) owns shares having a NAV of $5,000 or more, the shareholder may request that enough shares to produce a fixed amount of money be liquidated from the account monthly or quarterly. The amount of each withdrawal must be at least $50. Using the electronic funds transfer service, you may choose to have withdrawals electronically deposited at their bank or other financial institution. You may also elect to have checks mailed to a designated address.

     Such a plan may be initiated by depositing shares worth at least $5,000 with the Transfer Agent and by completing a Systematic Withdrawal Plan application, which may be requested from the Manager. You may terminate participation in the plan at any time. There is no charge to you for withdrawals under the Systematic Withdrawal Plan. The Company will not bear any expenses in administering the plan beyond the regular transfer agent and custodian costs of issuing and redeeming shares. The Manager will bear any additional expenses of administering the plan.

     Withdrawals will be made by redeeming full and fractional shares on the date you select at the time the plan is established. Withdrawal payments made under this plan may exceed dividends and distributions and, to this extent, will involve the use of principal and could reduce the dollar value of your investment and eventually exhaust the account. Reinvesting dividends and distributions helps replenish the account. Because share values and net investment income can fluctuate, you should not expect withdrawals to be offset by rising income or share value gains.

     Each redemption of shares may result in a gain or loss, which must be reported on your income tax return. Therefore, you should keep an accurate record of any gain or loss on each withdrawal.

TAX-DEFERRED RETIREMENT PLANS

Federal taxes on current income may be deferred if you qualify for certain types of retirement programs. For your convenience, the Manager makes available various forms of IRA and 403(b)(7) accounts. The minimum initial investment in each of these plans is $250, or no minimum is required with a minimum $50 monthly electronic investment. You may make subsequent investments of $50 or more per account at any time. You may make investments in one or any combination of the portfolios described in the Prospectus of each Fund of USAA Mutual Fund, Inc. and USAA Investment Trust (not available in the Growth and Tax Strategy Fund).

     Retirement plan applications for the IRA and 403(b)(7)programs should be sent directly to USAA Shareholder Account Services, 9800 Fredericksburg Road, San Antonio, TX 78288. USAA Federal Savings Bank serves as Custodian for these tax-deferred retirement plans under the programs made available by the Manager. Applications for these retirement plans received by the Manager will be forwarded to the Custodian for acceptance.

     An administrative fee of $20 is deducted from the money sent to you after closing an account. Exceptions to the fee are: partial distributions, total transfer within USAA, and distributions due to disability or death. This charge is subject to change as provided in the various agreements. There may be additional charges, as mutually agreed upon between you and the Custodian, for further services requested of the Custodian.

     Each employer or individual establishing a tax-deferred retirement plan is advised to consult with a tax adviser before establishing the plan. You may obtain detailed information about the plans from the Manager.

                              INVESTMENT POLICIES

The section captioned FUND INVESTMENTS in each Fund's Prospectus describes the fundamental investment objective and the investment policies applicable to each Fund and the following is provided as additional information.

TAX-EXEMPT SECURITIES

These securities include general obligation bonds, which are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest; revenue bonds, which are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source, but not from the general taxing power; and certain types of industrial development bonds issued by or on behalf of public authorities to obtain funds for privately-operated facilities, provided that the interest paid on such securities qualifies as exempt from federal income taxes.

SECTION 4(2)COMMERCIAL PAPER AND RULE 144A SECURITIES

Each Fund may invest in commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933 (Section 4(2) Commercial Paper). Section 4(2) Commercial Paper is restricted as to disposition under the federal securities laws; therefore, any resale of Section 4(2) Commercial Paper must be effected in a transaction exempt from registration under the Securities Act of 1933 (1933
Act). Section 4(2) Commercial Paper is normally resold to other investors through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) Commercial Paper, thus providing liquidity.

     Each Fund may also purchase restricted securities eligible for resale to "qualified institutional buyers" pursuant to Rule 144A under the 1933 Act (Rule 144A Securities). Rule 144A provides a non-exclusive safe harbor from the registration requirements of the 1933 Act for resales of certain securities to institutional investors.

MUNICIPAL LEASE OBLIGATIONS

The Short-Term Bond and Money Market Funds may invest in municipal lease obligations and certificates of participation in such obligations (collectively, lease obligations). A lease obligation does not constitute a general obligation of the municipality for which the municipality's taxing power is pledged, although the lease obligation is ordinarily backed by the municipality's covenant to budget for the payments due under the lease obligation.

     Certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease obligation payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. In evaluating a potential investment in such a lease obligation, the Manager will consider: (1) the credit quality of the obligor,
(2) whether the underlying property is essential to a governmental function, and (3) whether the lease obligation contains covenants prohibiting the obligor from substituting similar property if the obligor fails to make appropriations for the lease obligation.

LIQUIDITY DETERMINATIONS

The Board of Directors has established guidelines pursuant to which Municipal Lease Obligations, Section 4(2) Commercial Paper, Rule 144A Securities, and certain restricted debt securities that are subject to unconditional put or demand features exercisable within seven days (Restricted Put Bonds) may be determined to be liquid for purposes of complying with the Funds' investment restrictions applicable to investments in illiquid securities. In determining the liquidity of Municipal Lease Obligations, Section 4(2) Commercial Paper and Rule 144A Securities, the Manager will consider the following factors, among others, established by the Board of Directors: (1) the frequency of trades and quotes for the security, (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers, (3) dealer undertakings to make a market in the security, and (4) the nature of the security and the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer. Additional factors considered by the Manager in determining the liquidity of a municipal lease obligation are: (1) whether the lease obligation is of a size that will be attractive to institutional investors, (2) whether the lease obligation contains a non-appropriation clause and the likelihood that the obligor will fail to make an appropriation therefor, and (3) such other factors as the Manager may determine to be relevant to such determination. In determining the liquidity of Restricted Put Bonds, the Manager will evaluate the credit quality of the party (the Put Provider) issuing (or unconditionally guaranteeing performance on) the unconditional put or demand feature of the Restricted Put Bond. In evaluating the credit quality of the Put Provider, the Manager will consider all factors that it deems indicative of the capacity of the Put Provider to meet its obligations under the Restricted Put Bond based upon a review of the Put Provider's outstanding debt and financial statements and general economic conditions.

     Certain foreign securities (including Eurodollar obligations) may be eligible for resale pursuant to Rule 144A in the United States and may also trade without restriction in one or more foreign markets. Such securities may be determined to be liquid based upon these foreign markets without regard to their eligibility for resale pursuant to Rule 144A. In such cases, these securities will not be treated as Rule 144A securities for purposes of the liquidity guidelines established by the Board of Directors.

CALCULATION OF PORTFOLIO WEIGHTED AVERAGE MATURITY

Weighted average maturity is derived by multiplying the value of each investment by the number of days remaining to its maturity, adding these calculations, and then dividing the total by the value of the Fund's portfolio. An obligation's maturity is typically determined on a stated final maturity basis, although there are some exceptions to this rule.

     With respect to obligations held by the Funds, if it is probable that the issuer of an instrument will take advantage of a maturity-shortening device, such as a call, refunding, or redemption provision, the date on which the instrument will probably be called, refunded, or redeemed may be considered to be its maturity date. Also, the maturities of mortgage-backed securities, some asset-backed securities and securities subject to sinking fund arrangements, are determined on a weighted average life basis, which is the average time for principal to be repaid. For mortgage-backed and some asset-backed securities, this average time is calculated by assuming a constant prepayment rate (CPR) for the life of the mortgages or assets backing the security. The CPR for a security can vary depending upon the level and volatility of interest rates. This, in turn, can affect the weighted average life of the security. The weighted average lives of these securities will be shorter than their stated final maturities. In addition, for purposes of the Fund's investment policies, an instrument will be treated as having a maturity earlier than its stated maturity date if the instrument has technical features such as puts or demand features which, in the judgment of the Manager, will result in the instrument being valued in the market as though it has the earlier maturity.

     The Money Market Fund will determine the maturity of an obligation in its portfolio in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended (1940 Act).

WRITING COVERED CALL OPTIONS

The Income Stock Fund may write (sell) covered call options and purchase options to close out options previously written by the Fund. The purpose of writing covered call options is to generate additional premium income for the Fund. This premium income will serve to enhance the Fund's total return and will reduce the effect of any price decline of the security involved in the option. Covered call options will generally be written on securities which, in the Manager's opinion, are not expected to make any major price moves in the near future but which, over the long term, are deemed to be attractive investments for the Fund.

     A call option gives the holder (buyer) the right to purchase a security at a specified price (the exercise price) at any time until a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring him to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by repurchasing the option which he previously sold. To secure his obligation to deliver the underlying security in the case of a call option, a writer is required to deposit in escrow the underlying security or other assets in accordance with the rules of the particular clearing corporations and of the exchanges. The Fund will write only covered call options. This means that the Fund will only write a call option on a security which the Fund already owns. The Fund will not write call options on when-issued securities. The Fund will write covered call options in standard contracts which may be quoted on NASDAQ, or on national securities exchanges. To comply with the requirements of the securities laws in several states, the Fund will not write a covered call option if, as a result, the aggregate market value of all portfolio securities covering call options exceeds 5% of the market value of the Fund's total assets.

     Portfolio securities on which call options may be written will be purchased solely on the basis of investment considerations consistent with the Fund's investment objectives. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked or uncovered options, which the Fund will not do), but capable of enhancing the Fund's total return. When writing a covered call option, the Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline. Unlike one who owns securities not subject to an option, the Fund has no control over when it may be required to sell the underlying securities, since it may be assigned an exercise notice at any time prior to the expiration of its obligation as a writer. If a call option which the Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security. The security covering the call will be maintained in a segregated account of the Fund's custodian. The Fund does not consider a security covered by a call to be pledged as that term is used in the Fund's policy which limits the pledging or mortgaging of its assets.

     The premium received is the market value of an option. The premium the Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, and the length of the option period. In determining whether a particular call option should be written on a particular security, the Manager will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options. The premium received by the Fund for writing covered call options will be recorded as a liability in the Fund's statement of assets and liabilities. This liability will be adjusted daily to the option's current market value, which will be the latest sale price at the time at which the NAV per share of the Fund is computed (close of the NYSE), or in the absence of such sale, the latest asked price. The liability will be extinguished upon expiration of the option, the purchase of an identical option in a closing transaction, or delivery of the underlying security upon the exercise of the option.

     Closing transactions may be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, or to permit the sale of the underlying security. Furthermore, effecting a closing transaction will permit the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both.

     If the Fund desires to sell a particular security from its portfolio on which it has written a call option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that the Fund will be able to effect such closing transactions at a favorable price. If the Fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. This could result in higher transaction costs, including brokerage commissions. The Fund will pay brokerage commissions in connection with the writing of options to close out previously written options. Such brokerage commissions are normally higher than those applicable to purchases and sales of portfolio securities.

     Call options written by the Fund will normally have expiration dates of less than nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities at the time the options are written. From time to time, the Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security from its portfolio. In such cases, additional brokerage commissions will be incurred.

     The Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

FORWARD CURRENCY CONTRACTS

The Aggressive Growth Fund may enter into forward currency contracts in order to protect against uncertainty in the level of future foreign exchange rates.

     A forward contract involves an agreement to purchase or sell a specific currency at a specified future date or over a specified time period at a price set at the time of the contract. These contracts are usually traded directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirements, and no commissions are charged.

     The Fund may enter into forward currency contracts under two circumstances. First, when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into such a contract, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the foreign currency from the date the security is purchased or sold to the date on which payment is made or received. Second, when management of the Fund believes that the currency of a specific country may deteriorate relative to the U.S. dollar, it may enter into a forward contract to sell that currency. The Fund may not hedge with respect to a particular currency for an amount greater than the aggregate market value (determined at the time of making any sale of forward currency) of the securities held in its portfolio denominated or quoted in, or bearing a substantial correlation to, such currency.

     The use of forward contracts involves certain risks. The precise matching of contract amounts and the value of securities involved generally will not be possible since the future value of such securities in currencies more than likely will change between the date the contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is uncertain. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer term investment strategies. The Manager believes it is important, however, to have the flexibility to enter into such contracts when it determines it is in the best interest of the Fund to do so. It is impossible to forecast what the market value of portfolio securities will be at the expiration of a contract. Accordingly, it may be necessary for the Fund to purchase additional currency (and bear the expense of such purchase) if the market value of the security is less than the amount of currency the Fund is obligated to deliver, and if a decision is made to sell the security and make delivery of the currency. Conversely, it may be necessary to sell some of the foreign currency received on the sale of the portfolio security if its market value exceeds the amount of currency the Fund is obligated to deliver.

     The Fund is not required to enter into such transactions and will not do so unless deemed appropriate by the Manager.

     Although the Fund values its assets each business day in terms of U.S. dollars, it does not intend to convert its foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and you should be aware of currency conversion costs. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

INVESTMENTS IN REAL ESTATE INVESTMENT TRUSTS (REITS)

Because the Aggressive Growth, Growth, Growth & Income, and Income Stock Funds may invest their assets in equity securities of REITs, these Funds may also be subject to certain risks associated with direct investments in REITs. In addition, the Short-Term Bond and Income Funds may invest their assets in the debt securities of REITs and, therefore, may be subject to certain other risks, such as credit risk, associated with investment in the debt securities of REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Furthermore, REITs are dependent upon specialized management skills of their managers and may have limited geographic diversification, thereby, subjecting them to risks inherent in financing a limited number of projects. REITs depend generally on their ability to generate cash flow to make distributions to shareholders, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time.

CONVERTIBLE SECURITIES

Convertible securities are bonds, preferred stocks, and other securities that pay interest or dividends and offer the buyer the option of converting the security into common stock. The value of convertible securities depends partially on interest rate changes and the credit quality of the issuer. Because a convertible security affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the underlying common stock, the value of convertible securities also depends on the price of the underlying common stock.

     The convertible securities in which the Funds will invest may be rated below investment grade as determined by Moody's Investors Service, Inc. (Moody's) or Standard & Poor's Ratings Group (S&P), or unrated but judged by the Manager to be of comparable quality (commonly called junk bonds). For a more complete description of debt ratings, see APPENDIX A. Such securities are deemed to be speculative and involve greater risk of default due to changes in interest rates, economic conditions, and the issuer's creditworthiness. As a result, their market prices tend to fluctuate more than higher-quality securities. During periods of general economic downturns or rising interest rates, issuers of such securities may experience financial difficulties which could affect their ability to make timely interest and principal payments. The Fund's ability to timely and accurately value and dispose of lower quality securities may also be affected by the absence or periodic discontinuance of liquid trading markets.

                            INVESTMENT RESTRICTIONS

The following investment restrictions have been adopted by the Company for and are applicable to each Fund. Except with respect to the Growth & Income Fund, Income Stock Fund, and Short-Term Bond Fund, these restrictions may not be changed for any given Fund without approval by the lesser of (1) 67% or more of the voting securities present at a meeting of the Fund if more than 50% of the outstanding voting securities of the Fund are present or represented by proxy or (2) more than 50% of the Fund's outstanding voting securities. With respect to the Growth & Income Fund, Income Stock Fund, and Short-Term Bond Fund, only restrictions 3, 4, 6, 7, 10, 13, 16 and 17 may not be changed without approval of shareholders, as defined herein. The investment restrictions of one Fund may be changed without affecting those of any other Fund.

A Fund:

(1) May not purchase or retain securities of any issuer if any officer or Director of the Company or its Manager own individually more than one-half of one percent (1/2%) of the securities of that issuer, and collectively the officers and Directors of the Company and Manager together own more than 5% of the securities of that issuer.

(2) May not purchase from or sell to any officer or Director of the Company or its Manager any securities other than shares of the capital stock of the Funds.

(3) May not underwrite securities of other issuers, except that the Company may be deemed to be a statutory underwriter in the distribution of any restricted securities or not readily marketable securities.

(4) May not borrow money, except for temporary or emergency purposes in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings).

(5) May not invest in companies for the purpose of exercising control or management.

(6) May not, with respect to 75% of its total assets, purchase the securities of any issuer (except Government Securities, as such term is defined in the 1940 Act) if, as a result, the Fund would own more than 10% of the outstanding voting securities of such issuer or the Fund would have more than 5% of the value of its total assets invested in the securities of such issuer.

(7) May not lend any securities or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that this limitation does not apply to purchases of debt securities or to repurchase agreements.

(8) May not invest in warrants more than 2% of the value of its assets, taken at the lower of cost or market value. Warrants initially attached to securities and acquired by the Fund upon original issuance thereof shall be deemed to be without value.

(9) May not mortgage, pledge, or hypothecate any of its assets, except for the Income Stock Fund. A security covered by a call is not considered pledged.

(10) May not concentrate its investments in any one industry although it may invest up to 25% of the value of its total assets in any one industry. Banks are not considered a single industry for purposes of this policy (solely with respect to the Money Market Fund), nor shall this limitation apply to securities issued or guaranteed by the U.S. Government or its corporate instrumentalities.

(11) May not acquire securities of other open-end investment companies, except in connection with a merger, consolidation, or acquisition of assets approved by the shareholders.

(12) May not invest more than 5% of the value of its total assets in any closed-end investment company and will not hold more than 3% of the outstanding voting stock of any closed-end investment company.

(13) May not purchase or sell commodities, commodity contracts, or real estate, although a Fund may invest in the securities of real estate investment trusts.

(14) May not engage in margin transactions or arbitrage or short sales, or in put, call, straddle, or spread activities, except the Income Stock Fund may write covered call options as described under INVESTMENT POLICIES in this Statement of Additional Information.

(15) May not allow its Manager or officers or Directors of itself or its Manager to take long or short positions in shares of a Fund, except that such persons may purchase shares for their own account for investment purposes only at the price available to the public at the moment of such purchase.

(16) May not change the nature of its business so as to cease to be an investment company.

(17) May not issue senior securities, as defined in the Investment Company Act of 1940, as amended (the 1940 Act), except as permitted by Section 18(f)(2) and rules thereunder.

     With respect to each Fund's concentration policies as described above and in its Prospectus, the Manager uses industry classifications for industries based on categories established by Standard & Poor's Corporation (Standard & Poor's) for the Standard & Poor's 500 Composite Index, with certain modifications. Because the Manager has determined that certain categories within, or in addition to, those set forth by Standard & Poor's have unique investment characteristics, additional industries are included as industry classifications. The Manager classifies municipal obligations by projects with similar characteristics, such as toll road revenue bonds, housing revenue bonds or higher education revenue bonds.

     In addition, with respect to the Money Market Fund's exclusion of investment in banks for purposes of industry concentration limits contained in investment restriction 10, certificates of deposit, time deposits, bankers acceptances, and other similar money market instruments issued by domestic banks may be excluded from the industry concentration limits set forth in that restriction.

ADDITIONAL RESTRICTIONS

The following restriction is not considered to be fundamental policy of the Funds. The Board of Directors may change this additional restriction without notice to or approval by the shareholders.

A Fund:

(1) May not purchase any security while borrowings representing more than 5% of the Fund's total assets are outstanding.

                            PORTFOLIO TRANSACTIONS

The Manager, pursuant to the Advisory Agreement dated September 21, 1990, and subject to the general control of the Company's Board of Directors, places all orders for the purchase and sale of Fund securities. In executing portfolio transactions and selecting brokers and dealers, it is the Company's policy to seek the best overall terms available. The Manager shall consider such factors as it deems relevant, including the breadth of the market in the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, for the specific transaction or on a continuing basis. Securities purchased or sold in the over-the-counter market will be executed through principal market makers, except when, in the opinion of the Manager, better prices and execution are available elsewhere.

The Funds will have no obligation to deal with any particular broker or group of brokers in the execution of portfolio transactions. The Funds contemplate that, consistent with obtaining the best overall terms available, brokerage transactions may be effected through USAA Brokerage Services, a discount brokerage service of the Manager. The Company's Board of Directors has adopted procedures in conformity with Rule 17e-1 under the 1940 Act designed to ensure that all brokerage commisions paid to USAA Brokerage Services are reasonable and fair. The Company's Board of Directors has authorized the Manager, as a member of the Chicago Stock Exchange, to effect portfolio transactions for the Funds on such exchange and to retain compensation in connection with such transactions. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations.

     In the allocation of brokerage business, preference may be given to those broker-dealers who provide research or other services to the Manager as long as there is no sacrifice in obtaining the best overall terms available. Such research and other services may include, for example: advice concerning the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or the purchasers or sellers of securities; analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of accounts; and various functions incidental to effecting securities transactions, such as clearance and settlement. In return for such services, a Fund may pay to those brokers a higher commission than may be charged by other brokers, provided that the Manager determines in good faith that such commission is reasonable in terms of either that particular transaction or of the overall responsibility of the Manager to the Funds and its other clients. The receipt of research from broker-dealers that execute transactions on behalf of the Company may be useful to the Manager in rendering investment management services to other clients (including affiliates of the Manager), and conversely, such research provided by broker-dealers who have executed transaction orders on behalf of other clients may be useful to the Manager in carrying out its obligations to the Company. While such research is available to and may be used by the Manager in providing investment advice to all its clients (including affiliates of the Manager), not all of such research may be used by the Manager for the benefit of the Company. Such research and services will be in addition to and not in lieu of research and services provided by the Manager, and the expenses of the Manager will not necessarily be reduced by the receipt of such supplemental research. See THE COMPANY'S MANAGER.

     Securities of the same issuer may be purchased, held, or sold at the same time by the Company for any or all of its Funds, or other accounts or companies for which the Manager acts as the investment adviser (including affiliates of the Manager). On occasions when the Manager deems the purchase or sale of a security to be in the best interest of the Company, as well as the Manager's other clients, the Manager, to the extent permitted by applicable laws and regulations, may aggregate such securities to be sold or purchased for the Company with those to be sold or purchased for other customers in order to obtain best execution and lower brokerage commissions, if any. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Manager in the manner it considers to be most equitable and consistent with its fiduciary obligations to all such customers, including the Company. In some instances, this procedure may impact the price and size of the position obtainable for the Company.

BROKERAGE COMMISSIONS

During the last three fiscal years, the Funds paid the following brokerage fees:


    FUND                           1995               1996              1997
-----------------              ---------          ---------         ---------
Aggressive Growth             $  441,669         $  124,620        $  304,478
Growth                         1,482,224          2,149,922         2,375,456
Growth & Income                  154,393            332,154           480,256
Income Stock                   1,157,186          1,668,406         1,522,541
Income                            46,000             78,950           201,250

During the last three fiscal years, the Funds paid the following brokerage fees to USAA Brokerage Services, a discount brokerage service of the Manager:

    FUND                           1995               1996              1997*
-----------------               --------            -------           -------
Aggressive Growth               $   --              $  --             $ 2,000
Growth                           110,000             21,360            87,280
Growth & Income                   21,268              4,576            18,044
Income Stock                      32,512              8,000            20,000
Income                            16,000             21,200              --
_____________

* These amounts are .7%, 3.7%, 3.8%, and 1.3%, respectively, of brokerage fees paid by each Fund.

For the year ended July 31, 1997, .2%, 3.9%, 3.9%, and 1.8% of the aggregate dollar amounts of transactions involving the payment of commissions by the Aggressive Growth, Growth, Growth & Income, and Income Stock Funds, respectively, were effected through USAA Brokerage Services.

     The Manager directed a portion of the Fund's brokerage transactions to certain broker-dealers that provided the Manager with research, analysis, advice and similar services. Such transactions amounted to $4,039,131, $427,797,187, $140,721,671, $359,282,741, $33,941,261, and $502,578, and the
related brokerage commissions or underwriting commissions were $7,285, $718,403, $181,191, $421,150, $163,280, and $2,500 for the Aggressive Growth,
Growth, Growth & Income, Income Stock, Income, and Short-Term Bond Funds, respectively for the year ended July 31, 1997.

PORTFOLIO TURNOVER RATES

The rate of portfolio turnover will not be a limiting factor when the Manager deems changes in the Aggressive Growth, Growth, Growth & Income, Income Stock, Income, and Short-Term Bond Funds' portfolios appropriate in view of each Fund's investment objectives. Although no Fund will purchase or sell securities solely to achieve short-term trading profits, a Fund may sell portfolio securities without regard to the length of time held if consistent with the Fund's investment objectives. A higher degree of portfolio activity will increase brokerage costs to a Fund.

     The portfolio turnover rate is computed by dividing the dollar amount of securities purchased or sold (whichever is smaller) by the average value of securities owned during the year. Short-term investments such as commercial paper, short-term U.S. Government securities, and variable rate securities
(those securities with put date intervals of less than one year) are not considered when computing the turnover rate.

For the last two fiscal years, the Funds' portfolio turnover rates were as follows:
        FUND                       1996               1997
------------------                ------             ------
Aggressive Growth                 43.75%             57.15%
Growth                            62.30%             75.41%
Growth & Income                   16.13%             14.67%
Income Stock                      32.38%             34.95%
Income*                           81.26%             57.50%
Short-Term Bond                   66.81%             27.85%

_______________

* The Fund has simultaneously purchased and sold the same securities. These transactions have at times been high in volume and dissimilar to other trade activity within the Fund. If these transactions were excluded from the calculation, the portfolio turnover rate would have been as follows:

                                                       YEAR ENDED JULY 31
                                                       ------------------
                                                       1996          1997
                                                       ----          ----
Portfolio turnover                                    44.69%        22.07%
Purchases and sales of this type are as follows:
    Purchases (000)                                 $648,396       $593,587
    Sales (000)                                     $649,193       $594,283

                         FURTHER DESCRIPTION OF SHARES

The Company is authorized to issue shares in separate series or Funds. Ten Funds have been established, seven of which are described in this SAI. Under the Articles of Incorporation, the Board of Directors is authorized to create new Funds in addition to those already existing without shareholder approval. The Growth, Income, and Money Market Funds were established in the Fall of 1980 and commenced public offering of their shares on February 2, 1981. The Aggressive Growth Fund was established by the Board of Directors on July 8, 1981, and commenced public offering of its shares on October 19, 1981. The Income Stock Fund was established by the Board of Directors on January 23, 1987, and commenced public offering of its shares on May 4, 1987. The Growth & Income and Short-Term Bond Funds were established by the Board of Directors on March 23, 1993, and commenced public offering of their shares on June 1, 1993.

     Each Fund's assets and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, are specifically allocated to such Fund. They constitute the underlying assets of each Fund, are required to be segregated on the books of account, and are to be charged with the expenses of such Fund. Any general expenses of the Company not readily identifiable as belonging to a particular Fund are allocated on the basis of the Funds' relative net assets during the fiscal year or in such other manner as the Board determines to be fair and equitable. Each share of each Fund represents an equal proportionate interest in that Fund with every other share and is entitled to such dividends and distributions out of the net income and capital gains belonging to that Fund when declared by the Board.

     Under the provisions of the Bylaws of the Company, no annual meeting of shareholders is required. Thus, there will ordinarily be no shareholder meeting unless required by the 1940 Act. Under certain circumstances, however, shareholders may apply for shareholder information to obtain signatures to request a special shareholder meeting. Moreover, pursuant to the Bylaws of the Company, any Director may be removed by the affirmative vote of a majority of the outstanding Company shares; and holders of 10% or more of the outstanding shares of the Company can require Directors to call a meeting of shareholders for the purpose of voting on the removal of one or more Directors. On any matter submitted to the shareholders, the holder of each Fund share is entitled to one vote per share (with proportionate voting for fractional shares) regardless of the relative net asset values of the Funds' shares. However, on matters affecting an individual Fund, a separate vote of the shareholders of that Fund is required. Shareholders of a Fund are not entitled to vote on any matter which does not affect that Fund but which requires a separate vote of another Fund. Shares do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Directors can elect 100% of the Company's Board of Directors, and the holders of less than 50% of the shares voting for the election of Directors will not be able to elect any person as a Director.

     Shareholders of a particular Fund might have the power to elect all of the Directors of the Company because that Fund has a majority of the total outstanding shares of the Company. When issued, each Fund's shares are fully paid and nonassessable, have no pre-emptive or subscription rights, and are fully transferable. There are no conversion rights.

                               TAX CONSIDERATIONS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). Accordingly, each Fund will not be liable for federal income taxes on its taxable net investment income and net capital gains (capital gains in excess of capital losses) that are distributed to shareholders, provided that each Fund distributes at least 90% of its net investment income and net short-term capital gain for the taxable year.

     To qualify as a regulated investment company, each Fund must, among other things, (1) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies (the 90% test), (2) derive in each taxable year less than 30% of its gross income from the sale or other disposition of stock or securities held less than three months (the 30% test), and (3) satisfy certain diversification requirements, at the close of each quarter of the Fund's taxable year.

     The Code imposes a nondeductible 4% excise tax on a regulated investment company that fails to distribute during each calendar year an amount at least equal to the sum of (1) 98% of its taxable net investment income for the calendar year, (2) 98% of its capital gain net income for the twelve-month period ending on October 31, and (3) any prior amounts not distributed. Each Fund intends to make such distributions as are necessary to avoid imposition of the excise tax.

     Taxable distributions are generally included in a shareholder's gross income for the taxable year in which they are received. Dividends declared in October, November, or December and made payable to shareholders of record in such a month will be deemed to have been received on December 31, if the Fund pays the dividend during the following January. If a shareholder of a Fund receives a distribution taxable as long-term capital gain with respect to shares of a Fund and redeems or exchanges the shares before he has held them for more than six months, any loss on the redemption or exchanges that is less than or equal to the amount of the distribution will be treated as long-term capital loss.

                     DIRECTORS AND OFFICERS OF THE COMPANY

The Board of Directors of the Company consists of seven Directors. Set forth below are the Directors and officers of the Company, their respective offices and principal occupations during the last five years. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Rd., San Antonio, TX 78288.

Robert G. Davis (1,2)
Director and Chairman of the Board of Directors
Age: 51

President, Chief Executive Officer, Director and Vice Chairman of the Board of Directors of USAA Capital Corporation and several of its subsidiaries and affiliates (1/97-present); Director, Chairman, President, and Chief Executive Officer, USAA Financial Planning Network, Inc. (1/97-present); Director, Vice Chairman, Executive Vice President, and Chief Operating Officer, USAA Financial Planning Network, Inc. (9/96-present); Special Assistant to Chairman, United Services Automobile Association (USAA) (6/96-12/96); President and Chief Executive Officer, Banc One Credit Corporation (12/95-6/96); and President and Chief

Executive Officer, Banc One Columbus, (8/91-12/95). Mr. Davis also serves as a Trustee and Chairman of the Board of Trustees of USAA Investment Trust and USAA State Tax-Free Trust and as a Director and Chairman of the Boards of Directors of USAA Investment Management Company (IMCO), USAA Tax Exempt Fund, Inc., USAA Shareholder Account Services, USAA Federal Savings Bank and USAA Real Estate Company.

Michael J.C. Roth (1,2)
Director, President and Vice Chairman of the Board of Directors
Age: 56

Chief Executive Officer, IMCO (10/93-present); President, Director and Vice Chairman of the Board of Directors, IMCO (1/90-present). Mr. Roth serves as President, Trustee and Vice Chairman of the Boards of Trustees of USAA Investment Trust and USAA State Tax-Free Trust, as President, Director and Vice Chairman of the Boards of Directors of USAA Tax Exempt Fund, Inc. and USAA Shareholder Account Services, as Director of USAA Life Insurance Company and as Trustee and Vice Chairman of USAA Life Investment Trust.

John W. Saunders, Jr. (1,2,4)
Director and Vice President
Age: 62

Senior Vice President, Fixed Income Investments, IMCO (10/85-present). Mr. Saunders serves as Trustee and Vice President of USAA Investment Trust and USAA State Tax-Free Trust, Director and Vice President of USAA Tax Exempt Fund, Inc., Director of IMCO, as Senior Vice President of USAA Shareholder Account Services, and as Vice President of USAA Life Investment Trust.

Barbara B. Dreeben (3,4,5)
200 Patterson #1008
San Antonio, TX 78209
Director
Age: 52

President, Postal Addvantage (7/92-present); Consultant, Nancy Harkins Stationer (8/91-12/95). Mrs. Dreeben serves as a Trustee of USAA Investment Trust and USAA State Tax-Free Trust and as a Director of USAA Tax Exempt Fund, Inc.

Howard L. Freeman, Jr. (2,3,4,5)
2710 Hopeton
San Antonio, TX 78230
Director
Age: 62

Retired. Assistant General Manager for Finance, San Antonio City Public Service Board (1976-1996). Mr. Freeman serves as a Trustee of USAA Investment Trust and USAA State Tax-Free Trust and as a Director of USAA Tax Exempt Fund, Inc.

Robert L. Mason, Ph.D. (3,4,5)
12823 Queens Forest
San Antonio, TX 78230
Director
Age: 51

Manager, Statistical Analysis Section, Southwest Research Institute (8/75-present). Dr. Mason serves as a Trustee of USAA Investment Trust and USAA State Tax-Free Trust and as a Director of USAA Tax Exempt Fund, Inc.

Richard A. Zucker (3,4,5)
407 Arch Bluff
San Antonio, TX 78216
Director
Age: 54

Vice President, Beldon Roofing and Remodeling (1985-present). Mr. Zucker serves as a Trustee of USAA Investment Trust and USAA State Tax-Free Trust and as a Director of USAA Tax Exempt Fund, Inc.

Michael D. Wagner (1)
Secretary
Age: 49

Vice President, Corporate Counsel, USAA (1982-present). Mr. Wagner has held various positions in the legal department of USAA since 1970 and serves as Vice President, Secretary and Counsel, IMCO and USAA Shareholder Account Services, Secretary, USAA Investment Trust, USAA State Tax-Free Trust, and USAA Tax Exempt Fund, Inc. and as Vice President, Corporate Counsel for various other USAA subsidiaries and affiliates.

Alex M. Ciccone (1)
Assistant Secretary
Age: 47

Vice President, Compliance, IMCO (12/94-present); Vice President and Chief Operating Officer, Commonwealth Shareholder Services (6/94-11/94); and Vice President, Compliance, IMCO (12/91-5/94). Mr. Ciccone serves as Assistant Secretary of USAA Investment Trust, USAA State Tax-Free Trust, and USAA Tax Exempt Fund, Inc.

Mark S. Howard (1)
Assistant Secretary
Age: 34

Executive Director, Securities Counsel, USAA (9/96-present); Senior Associate Counsel, Securities Counsel, USAA (5/95-8/96); Attorney, Kirkpatrick & Lockhart LLP (9/90-4/95). Mr. Howard serves as Assistant Secretary of USAA Investment Trust, USAA State Tax-Free Trust, and USAA Tax Exempt Fund, Inc., and as Executive Director, Securities Counsel for various other USAA subsidiaries and affiliates.

Sherron A. Kirk (1)
Treasurer
Age: 52

Vice President, Controller, IMCO (10/92-present); Vice President, Corporate Financial Analysis, USAA (9/92-10/92); Assistant Vice President, Financial Plans and Support, USAA (8/91-9/92). Mrs. Kirk serves as Treasurer of USAA Investment Trust, USAA State Tax-Free Trust, and USAA Tax Exempt Fund, Inc., and as Vice President, Controller of USAA Shareholder Account Services.


__________________________________________

(1) Indicates those Directors and officers who are employees of the Manager or affiliated companies and are considered "interested persons" under the 1940 Act.
(2)  Member of Executive Committee
(3)  Member of Audit Committee
(4)  Member of Pricing and Investment Committee
(5)  Member of Corporate Governance Committee

     Between the meetings of the Board of Directors and while the Board is not in session, the Executive Committee of the Board of Directors has all the powers and may exercise all the duties of the Board of Directors in the management of the business of the Company which may be delegated to it by the Board. The Pricing and Investment Committee of the Board of Directors acts upon various investment-related issues and other matters which have been delegated to it by the Board. The Audit Committee of the Board of Directors reviews the financial statements and the auditors' reports and undertakes certain studies and analyses as directed by the Board. The Corporate Governance Committee of the Board of Directors maintains oversight of the organization, performance, and effectiveness of the Board and independent Directors.

     In addition to the previously listed Directors and/or officers of the Company who also serve as Directors and/or officers of the Manager, the following individuals are Directors and/or executive officers of the Manager:
Harry W. Miller, Senior Vice President, Investments (Equity); Carl W. Shirley, Senior Vice President, Insurance Company Portfolios; and John J. Dallahan, Senior Vice President, Investment Services. There are no family relationships among the Directors, officers, and managerial level employees of the Company or its Manager.

     The following table sets forth information describing the compensation of the current Directors of the Company for their services as Directors for the fiscal year ended July 31, 1997.

Name                          Aggregate         Total Compensation
 of                         Compensation          from the USAA
Director                  from the Company       Family of Funds (b)
---------------------     ----------------      --------------------
George E. Brown*               $3,312                 $13,400
Barbara B. Dreeben              8,873                  35,900
Howard L. Freeman, Jr.          8,873                  35,900
Robert L. Mason                 5,561                  22,500
Robert G. Davis                 None(a)                 None(a)
Michael J.C. Roth               None(a)                 None(a)
John W. Saunders, Jr.           None(a)                 None(a)
Richard A. Zucker               8,873                  35,900
_______________________

  * Effective December 31, 1996, George E. Brown retired as a Director from the Board of Directors.

(a) Robert G. Davis, Michael J.C. Roth, and John W. Saunders, Jr. are affiliated with the Company's investment adviser, IMCO, and, accordingly, receive no remuneration from the Company or any other Fund of the USAA Family of Funds.

(b) At July 31, 1997, the USAA Family of Funds consisted of four registered investment companies offering 33 individual funds. Each Director presently serves as a Director or Trustee of each investment company in the USAA Family of Funds. In addition, Michael J.C. Roth presently serves as a Trustee of USAA Life Investment Trust, a registered investment company advised by IMCO, consisting of seven funds offered to investors in a fixed and variable annuity contract with USAA Life Insurance Company. Mr. Roth receives no compensation as Trustee of USAA Life Investment Trust.

     All of the above Directors are also Directors/Trustees of the other funds for which IMCO serves as investment adviser. No compensation is paid by any fund to any Director/Trustee who is a director, officer, or employee of IMCO or its affiliates. No pension or retirement benefits are accrued as part of fund expenses. The Company reimburses certain expenses of the Directors who are not affiliated with the investment adviser. As of August 31, 1997, the officers and Directors of the Company and their families as a group owned beneficially or of record less than 1% of the outstanding shares of the Company.

     As of August 31, 1997, USAA and its affiliates (including related employee benefit plans) owned 1,097,525 shares (4.8%) of the Aggressive Growth Fund, 1,440,033 shares (2.1%) of the Growth Fund, 8,095,684 shares (23.1%) of the S&P 500 Index Fund, 3,369,349 shares (2.9%) of the Income Stock Fund, 20,739,610 shares (15.7%) of the Income Fund, and 14,849,281 shares (.7%) of the Money Market Fund, 2,000,010 shares (83.8%) of the Science & Technology Fund, 2,000,010 shares (97.1%) of the First Start Growth Fund, and no shares of the Growth & Income Fund and Short-Term Bond Fund.

     The Company knows of no other persons who, as of August 31, 1997, held of record or owned beneficially 5% or more of any Fund's shares.

                             THE COMPANY'S MANAGER

As described in each Fund's Prospectus, USAA Investment Management Company is the Manager and investment adviser, providing services under the Advisory Agreement. The Manager was organized in May 1970 and has served as investment adviser and underwriter for USAA Mutual Fund, Inc. from its inception.

     In addition to managing the Company's assets, the Manager advises and manages the investments for USAA and its affiliated companies as well as those of USAA Tax Exempt Fund, Inc., USAA Investment Trust, and USAA State Tax-Free Trust, and USAA Life Investment Trust. As of the date of this SAI, total assets under management by the Manager were approximately $36 billion, of which approximately $22 billion were in mutual fund portfolios.

ADVISORY  AGREEMENT

Under the Advisory Agreement, the Manager provides an investment program, carries out the investment policy, and manages the portfolio assets for each Fund. The Manager is authorized, subject to the control of the Board of Directors of the Company, to determine the selection, amount, and time to buy or sell securities for each Fund. In addition to providing investment services, the Manager pays for office space, facilities, business equipment, and accounting services (in addition to those provided by the Custodian) for the Company. The Manager compensates all personnel, officers, and Directors of the Company if such persons are also employees of the Manager or its affiliates. For these services under the Advisory Agreement, the Company has agreed to pay the Manager a fee computed as described under FUND MANAGEMENT in each Fund's Prospectus. Management fees are computed and accrued daily and are payable monthly.

     Except for the services and facilities provided by the Manager, the Funds pay all other expenses incurred in their operations. Expenses for which the Funds are responsible include taxes (if any), brokerage commissions on portfolio transactions (if any), expenses of issuance and redemption of shares, charges of transfer agents, custodians and dividend disbursing agents, costs of preparing and distributing proxy material, costs of printing and engraving stock certificates, auditing and legal expenses, certain expenses of registering and qualifying shares for sale, fees of Directors who are not interested persons (not affiliated) of the Manager, costs of typesetting, printing and mailing the Prospectus, SAI and periodic reports to existing shareholders, and any other charges or fees not specifically enumerated. The
Manager pays the cost of printing and mailing copies of the Prospectus, the SAI, and reports to prospective shareholders.

     The Advisory Agreement will remain in effect until June 30, 1998, for each Fund and will continue in effect from year to year thereafter for each such Fund as long as it is approved at least annually by a vote of the outstanding voting securities of such Fund (as defined by the 1940 Act) or by the Board of Directors (on behalf of such Fund) including a majority of the Directors who are not interested persons of the Manager or (otherwise than as Directors) of the Company, at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated at any time by either the Company or the Manager on 60 days' written notice. It will automatically terminate in the event of its assignment (as defined in the 1940 Act).

     From time to time the Manager may, without prior notice to shareholders, waive all or any portion of fees or agree to reimburse expenses incurred by a Fund. The Manager has voluntarily agreed to continue to limit the annual expenses of the Short-Term Bond Fund to .50% and the Money Market Fund to .45%, of the Fund's ANA, respectively, until December 1, 1998, and will reimburse the Funds for all expenses in excess of such limitations. After December 1, 1998, any such waiver or reimbursement may be terminated by the Manager at any time without prior notice to the shareholders.

For the last three fiscal years, management fees were as follows:

        FUND                   1995          1996         1997
        ----                   ----          ----         ----
Aggressive Growth         $ 1,343,754   $ 2,039,878   $ 2,715,902
Growth                      5,642,341     8,232,258    10,109,782
Growth & Income               976,982     1,761,482     3,379,571
Income Stock                6,261,966     8,097,232     9,671,336
Income                      4,032,989     4,325,452     4,060,489
Short-Term  Bond              136,870       218,705       277,525
Money Market                3,056,189     4,027,320     4,798,276

As a result of the Short-Term Bond and Money Market Funds' expenses exceeding the expense limitations, the Manager did not receive fees to which it would have been entitled as follows:

       FUND                    1995          1996         1997
       ----                    ----          ----         ----
Short-Term  Bond            $ 136,499    $  145,849    $ 127,346
Money Market                  154,109     1,002,670      815,135

UNDERWRITER

The Company has an agreement with the Manager for exclusive underwriting and distribution of the Funds' shares on a continuing best efforts basis. This agreement provides that the Manager will receive no fee or other compensation for such distribution services.

TRANSFER AGENT

The Transfer Agent performs transfer agent services for the Company under a Transfer Agency Agreement. Services include maintenance of shareholder account records, handling of communications with shareholders, distribution of Fund dividends, and production of reports with respect to account activity for shareholders and the Company. For its services under the Transfer Agency Agreement, USAA Shareholder Account Services is paid an annual fixed fee per account ranging from $23.50 to $26.00 by each Fund. This fee is subject to change at any time.

     The fee to the Transfer Agent includes processing of all transactions and correspondence. Fees are billed on a monthly basis at the rate of one-twelfth of the annual fee. In addition, the Funds pay all out-of-pocket expenses of the Transfer Agent and other expenses which are incurred at the specific direction of the Company.

                              GENERAL INFORMATION

CUSTODIAN

State Street Bank and Trust Company, P.O. Box 1713, Boston, MA 02105, is the Company's Custodian. The Custodian is responsible for, among other things, safeguarding and controlling the Company's cash and securities, handling the receipt and delivery of securities, and collecting interest on the Company's investments.

COUNSEL

Goodwin, Procter & Hoar LLP, Exchange Place, Boston, MA 02109, will review certain legal matters for the Company in connection with the shares offered by the Prospectus.

INDEPENDENT AUDITORS

KPMG Peat Marwick LLP, 112 East Pecan, Suite 2400, San Antonio, TX 78205, is the Company's independent auditor. In this capacity, the firm is responsible for auditing the annual financial statements of the Funds and reporting thereon.

FINANCIAL STATEMENTS

The financial statements for each of the Funds of USAA Mutual Fund, Inc. and the Independent Auditors' Reports thereon for the fiscal year ended July 31, 1997, are included in the Annual Reports to Shareholders of that date and are incorporated herein by reference. The Manager will deliver a copy of the Fund's Annual Report free of charge with each SAI requested.

                        CALCULATION OF PERFORMANCE DATA

Information regarding the total return and yield of each Fund is provided under PERFORMANCE INFORMATION in its Prospectus. See VALUATION OF SECURITIES herein for a discussion of the manner in which each Fund's price per share is calculated.

YIELD - MONEY MARKET FUND

When the Money Market Fund quotes a current annualized yield, it is based on a specified recent seven-calendar-day period. It is computed by (1) determining the net change, exclusive of capital changes, in the value of a hypothetical preexisting account having a balance of one share at the beginning of the period, (2) dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base return, then (3) multiplying the base period return by 52.14 (365/7). The resulting yield figure is carried to the nearest hundredth of one percent.

     The calculation includes (1) the value of additional shares purchased with dividends on the original share, and dividends declared on both the original share and any such additional shares, and (2) any fees charged to all shareholder accounts, in proportion to the length of the base period and Fund's average account size.

     The capital changes excluded from the calculation are realized capital gains and losses from the sale of securities and unrealized appreciation and depreciation. The Fund's effective (compounded) yield will be computed by dividing the seven-day annualized yield as defined above by 365, adding 1 to the quotient, raising the sum to the 365th power, and subtracting 1 from the result.

     Current and effective yields fluctuate daily and will vary with factors such as interest rates and the quality, length of maturities, and type of investments in the portfolio.

          Yield For 7-day Period Ended 7/31/97 . . . 5.31%
     Effective Yield For 7-day Period Ended 7/31/97 . . . 5.45%

YIELD - INCOME FUND AND SHORT-TERM BOND FUND

The Funds may advertise performance in terms of a 30-day yield quotation. The 30-day yield quotation is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

         YIELD = 2 left [ left ({a-b}) over cd + 1 right)^6 - 1 right]

Where:   a =   dividends and interest earned during the period
         b =   expenses accrued for the period (net of reimbursement)
         c =   the average daily number of shares outstanding during the period that were entitled to receive dividends
         d =   the maximum offering price per share on the last day of the period

The yields for the 30-day period ended July 31, 1997, for the Income Fund and Short-Term Bond Fund were 6.48% and 6.03%, respectively.

TOTAL RETURN

The Funds may advertise performance in terms of average annual total return for 1-, 5-, and 10-year periods, or for such lesser periods as any of such Funds have been in existence. Average annual total return is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:
                              P(1 + T)N = ERV

Where:   P =   a hypothetical initial payment of $1,000
         T =   average annual total return
         n =   number of years
       ERV =   ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-,or 10-year periods at the end of the year or period

     The calculation assumes any charges are deducted from the initial $1,000 payment and assumes all dividends and distributions by such Fund are reinvested at the price stated in the Prospectus on the reinvestment dates during the period, and includes all recurring fees that are charged to all shareholder accounts.

                         AVERAGE ANNUAL TOTAL RETURNS
                            FOR PERIODS ENDED 7/31/97
                         1              5              10               FROM
FUND                    YEAR          YEARS           YEARS          INCEPTION*
----                    ----          -----           -----          ----------
Aggressive Growth      20.00%         18.53%          11.29%             --
Growth                 42.48%         18.68%          12.75%             --
Growth & Income        46.69%           --             --              19.92%
Income Stock           31.46%         14.41%          13.23%             --
Income                 12.15%          7.46%           9.80%             --
Short-Term Bond         8.97%           --             --               5.97%

_________________

    *Data from  inception  is shown for Funds that are less than ten years old.
     Growth & Income and Short-Term Bond Funds commenced operations on June 1, 1993.

               APPENDIX A - LONG-TERM AND SHORT-TERM DEBT RATINGS

1.   LONG-TERM DEBT RATINGS:

MOODY'S INVESTORS SERVICE, INC.(MOODY'S)

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba       Bonds  which are rated Ba are  judged  to have  speculative  elements;
         their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

STANDARD & POOR'S RATINGS GROUP (S&P)

AAA Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB-rating.

B Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI The rating CI is reserved for income bonds on which no interest is being paid.

D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

PLUS (+) OR MINUS (-): THE RATINGS FROM AA TO CCC MAY BE MODIFIED BY THE ADDITION OF A PLUS OR MINUS SIGN TO SHOW RELATIVE STANDING WITHIN THE MAJOR RATING CATEGORIES.

FITCH INVESTORS SERVICE, INC. (FITCH)

AAA Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A        Bonds  considered to be investment  grade and of high credit  quality.
         The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

DUFF & PHELPS  (D&P)

AAA Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

A Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

BBB Below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

2. SHORT-TERM DEBT RATINGS:

MOODY'S CORPORATE AND GOVERNMENT

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

         o    Leading market positions in well-established  industries.
         o    High rates of return on funds employed.
         o Conservative capitalization structure with moderate reliance on debt and ample asset protection.
         o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
         o Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of short-term senior obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

MOODY'S  MUNICIPAL

MIG 1/VMIG 1   This designation  denotes best quality.  There is present strong protection by established cash flows, superior liquidity support or demonstrated broadbased access to the market for refinancing.

MIG 2/VMIG 2   This  designation  denotes high quality.  Margins of protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3   This designation denotes favorable quality. All securityelements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

MIG 4/VMIG 4   This designation  denotes adequate quality.  Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

S&P CORPORATE AND GOVERNMENT

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 Designation indicates a satisfactory capacity for timely payment. Issues with this designation, however, are somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

S&P MUNICIPAL

SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

FITCH

F-1+ Exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1 Very strong credit quality. Issues assigned this rating reflect an assurance for timely payment only slightly less in degree than issues rated F-1+.

F-2 Good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payments, but the margin of safety is not as great as for issuers assigned F-1+ and F-1 ratings.

F-3 Fair credit quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

DUFF & PHELPS INC.

D-1+ Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

D-1 Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

D-1- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

D-2 Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

D-3 Satisfactory liquidity and other protection factors qualify issues as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

THOMPSON BANKWATCH, INC.

TBW-1 The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

TBW-2 The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.

TBW-3 The lowest investment grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

TBW-4 The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.

IBCA INC.

A1 Obligations supported by the highest capacity for timely repayment. Where issues possess a particularly strong credit feature, a rating of A1+ is assigned.

A2 Obligations supported by a satisfactory capacity for timely repayment although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

A3 Obligations supported by an adequate capacity for timely repayment. Such capacity is more susceptible to adverse changes in business, economic or financial conditions than for obligations in higher categories.

B Obligations for which the capacity for timely repayment is susceptible to adverse changes in business, economic, or financial conditions.

C Obligations for which there is a high risk of default or which are currently in default.

                APPENDIX B - COMPARISON OF PORTFOLIO PERFORMANCE

Occasionally, we may make comparisons in advertising and sales literature between the Funds contained in this SAI and other Funds in the USAA Family of Funds. These comparisons may include such topics as risk and reward, investment objectives, investment strategies, and performance.

     Fund performance also may be compared to the performance of broad groups of mutual funds with similar investment goals or unmanaged indexes of comparable securities. Evaluations of Fund performance made by independent sources may also be used in advertisements concerning the Fund, including reprints of, or selections from, editorials or articles about the Fund. The Fund or its performance may also be compared to products and services not constituting securities subject to registration under the 1933 Act such as, but not limited to, certificates of deposit and money market accounts. Sources for performance information and articles about the Fund may include but are not restricted to the following:

AAII JOURNAL, a monthly association magazine for members of the American Association of Individual Investors.

ARIZONA REPUBLIC, a newspaper which may cover financial and investment news.

AUSTIN AMERICAN-STATESMAN, a newspaper which may cover financial news.

BANK RATE MONITOR, a service which publishes rates on various bank products such as CDs, MMDAs and credit cards.

BARRON'S, a Dow Jones and Company, Inc. business and financial weekly that periodically reviews mutual fund performance data.

BUSINESS WEEK, a national business weekly that periodically reports the performance rankings and ratings of a variety of mutual funds.

CHICAGO TRIBUNE, a newspaper which may cover financial news.

CONSUMER REPORTS, a monthly magazine which from time to time reports on companies in the mutual fund industry.

DALLAS MORNING NEWS, a newspaper which may cover financial news.

DENVER POST, a newspaper which may quote financial news.

FINANCIAL PLANNING, a monthly magazine which may periodically review mutual fund companies.

FINANCIAL SERVICES WEEK, a weekly newspaper which covers financial news.

FINANCIAL WORLD, a monthly magazine that periodically features companies in the mutual fund industry.

FORBES,  a  national  business   publication  that  periodically   reports  the
performance of companies in the mutual fund industry.

FORTUNE,   a  national  business   publication  that  periodically   rates  the
performance of a variety of mutual funds.

FUND ACTION, a mutual fund news report.

HOUSTON CHRONICLE, a newspaper which may cover financial news.

HOUSTON POST, a newspaper which may cover financial news.

IBC/DONOGHUE'S MONEYLETTER, a biweekly newsletter which covers financial news and from time to time rates specific mutual funds.

IBC'S MONEY MARKET INSIGHT, a monthly money market industry analysis prepared by IBC USA, Inc.

INCOME AND SAFETY, a monthly newsletter that rates mutual funds.

INVESTECH, a bimonthly investment newsletter.

INVESTMENT ADVISOR, a monthly publication directed primarily to the advisor community; includes ranking of mutual funds using a proprietary methodology.

INVESTMENT  COMPANY  INSTITUTE,   the  national  association  of  the  American
investment company industry.

INVESTOR'S BUSINESS DAILY, a newspaper which covers financial news.

KIPLINGER'S   PERSONAL  FINANCE  MAGAZINE,   a  monthly   investment   advisory
publication that periodically features the performance of a variety of securities.

LIPPER ANALYTICAL SERVICES, INC.'S FIXED INCOME FUND PERFORMANCE ANALYSIS, a monthly publication of industry-wide mutual fund performance averages by type of fund.

LIPPER ANALYTICAL SERVICES, INC.'S MUTUAL FUND PERFORMANCE ANALYSIS, a monthly publication of industry-wide mutual fund averages by type of fund.

LOS ANGELES TIMES, a newspaper which may cover financial news.

LOUIS RUKEYSER'S WALL STREET, a publication for investors.

MEDICAL ECONOMICS, a monthly magazine providing information to the medical profession.

MONEY, a monthly magazine that features the performance of both specific funds and the mutual fund industry as a whole.

MONEY FUND REPORT, a weekly publication of the Donoghue Organization, Inc., reporting on the performance of the nation's money market funds, summarizing money market fund activity, and including certain averages as performance benchmarks, specifically "Donoghue's Taxable First Tier Fund Average."

MORNINGSTAR 5 STAR INVESTOR, a monthly newsletter which covers financial news and rates mutual funds by Morningstar, Inc. (a data service which tracks open-end mutual funds).

MUTUAL FUND FORECASTER, a monthly newsletter that ranks mutual funds.

MUTUAL FUND INVESTING, a newsletter covering mutual funds.

MUTUAL  FUND  PERFORMANCE   REPORT,  a  monthly   publication  of  mutual  fund
performance and rankings, produced by Morningstar, Inc.

MUTUAL  FUNDS  MAGAZINE,  a  monthly  publication   reporting  on  mutual  fund
investing.

MUTUAL FUND SOURCE BOOK, an annual publication produced by Morningstar, Inc. which describes and rates mutual funds.

MUTUAL  FUND  VALUES,  a  biweekly   guidebook  to  mutual  funds  produced  by
Morningstar, Inc.

NEWSWEEK, a national business weekly.

NEW YORK TIMES, a newspaper which may cover financial news.

NO LOAD FUND INVESTOR, a newsletter covering companies in the mutual fund industry.

ORLANDO SENTINEL, a newspaper which may cover financial news.

PERSONAL INVESTOR, a monthly magazine which from time to time features mutual fund companies and the mutual fund industry.

SAN ANTONIO BUSINESS JOURNAL, a weekly newspaper that periodically covers mutual fund companies as well as financial news.

SAN ANTONIO EXPRESS-NEWS, a newspaper which may cover financial news.

SAN FRANCISCO CHRONICLE, a newspaper which may cover financial news.

SMART MONEY, a monthly magazine featuring news and articles on investing and mutual funds.

USA TODAY, a newspaper which may cover financial news.

U.S. NEWS AND WORLD REPORT, a national business weekly that periodically reports mutual fund performance data.

WALL STREET JOURNAL, a Dow Jones and Company, Inc. newspaper which covers financial news.

WASHINGTON POST, a newspaper which may cover financial news.

WEISENBERGER MUTUAL FUNDS INVESTMENT REPORT, a monthly newsletter that reports on both specific mutual fund companies and the mutual fund industry as a whole.

WORTH, a magazine which covers financial and investment subjects including mutual funds.

YOUR MONEY, a monthly magazine directed toward the novice investor.

     In addition to the sources above, Lipper Analytical Services, Inc.'s tracking results may be used. A Fund will be compared to Lipper's appropriate fund category according to fund objective and portfolio holdings. The Aggressive Growth Fund will be compared to funds in Lipper's small company growth funds category, the Growth Fund to funds in Lipper's growth fund category, the Growth & Income Fund to Lipper's growth & income funds category, the Income Stock Fund to Lipper's equity income funds category, the Income Fund to funds in Lipper's corporate debt A rated funds category, the Short-Term Bond Fund to Lipper's short investment grade debt funds category, and the Money Market Fund to Lipper's taxable money market funds category. Footnotes in advertisements and other marketing literature will include the time period applicable for any ranking used.

     For comparative purposes, unmanaged indexes of comparable securities or economic data may be cited. Examples include the following:

- Ibbotson Associates, Inc., Stocks, Bonds, Bills, and Inflation Yearbook.

- Lehman Brothers 1-3 year Government/Corporate Index is an unmanaged index of all the government, agency, and corporate bonds longer than one year and less than three years.

-  Lehman  Brothers   Aggregate  Bond  Index  is  an  unmanaged  index  of  the
Government/Corporate Index, the Mortgage Backed-Securities Index, and the Asset-Backed Securities Index.

- NASDAQ Industrials, a composite index of approximately 3000 unmanaged securities of industrial corporations traded over the counter.

- Russell 2000(R) Index is an index which consists of the 2,000 smallest companies in the Russell 3000(R) Index, a widely recognized small cap index.

- S&P 500 Index, a broad-based composite unmanaged index that represents the average performance of a group of 500 widely held, publicly traded stocks.

     Other sources for total return and other performance data which may be used by a Fund or by those publications listed previously are Morningstar, Inc., Schabaker Investment Management, and Investment Company Data, Inc. These are services that collect and compile data on mutual fund companies.

                       APPENDIX C - DOLLAR-COST AVERAGING

Dollar-cost averaging is a systematic investing method which can be used by investors as a disciplined technique for investing. A fixed amount of money is invested in a security (such as a stock or mutual fund) on a regular basis over a period of time, regardless of whether securities markets are moving up or down.

     This practice reduces average share costs to the investor who acquires more shares in periods of lower securities prices and fewer shares in periods of higher prices.

     While dollar-cost averaging does not assure a profit or protect against loss in declining markets, this investment strategy is an effective way to help calm the effect of fluctuations in the financial markets. Systematic investing involves continuous investment in securities regardless of fluctuating price levels of such securities. Investors should consider their financial ability to continue purchases through periods of low and high price levels.

     As the following chart illustrates, dollar-cost averaging tends to keep the overall cost of shares lower. This example is for illustration only, and different trends would result in different average costs.

                        HOW DOLLAR-COST AVERAGING WORKS
                     $100 INVESTED REGULARLY FOR 5 PERIODS
                                  MARKET TREND
_______________________________________________________________________________

                  Down                     Up                     Mixed
_______________________________________________________________________________
             Share    Shares        Share     Shares        Share     Shares
Investment   Price    Purchased     Price     Purchased     Price     Purchased
             __________________________________________________________________
 $100        10          10            6         16.67         10         10
  100         9          11.1          7         14.29          9         11.1
  100         8          12.5          7         14.29          8         12.5
  100         8          12.5          9         11.1           9         11.1
  100         6          16.67        10         10            10         10
  ---        --          -----        --         -----         --         ----
 $500     ***41          62.77     ***39         66.35      ***46         54.7

           *Avg. Cost:  $7.97       *Avg. Cost:  $7.54      *Avg. Cost:  $9.14
                        -----                    -----                   -----
         **Avg. Price:  $8.20     **Avg. Price:  $7.80    **Avg. Price:  $9.20
                        -----                    -----                   -----

* Average Cost is the total amount invested divided by number of shares purchased.
** Average Price is the sum of the prices paid divided by number of purchases. ***Cumulative total of share prices used to compute average prices.

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06143-1297